UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Annual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Capital & Income Fund	13.23%	10.55%	10.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Capital & Income Fund on April 30, 2003. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Pro-growth U.S. monetary policy, ultralow interest rates and a surging stock market helped extend the strong bull run in high-yield bonds during the 12 months ending April 30, 2013, with The BofA Merrill LynchSM US High Yield Constrained Index posting a stout gain of 14.01%. Worry about sovereign debt in the eurozone and weak global economic growth held back high-yield bonds at the outset of the period, but the market quickly recovered and went on to post 11 consecutive monthly advances. Strong technicals worked in the asset class' favor, with demand far outpacing supply as investors flocked to higher-risk, higher-yielding securities amid a persistently low interest rate environment. The high-yield market's sensitivity to movements in stock prices was a big boost, as most major U.S. equity indexes achieved new milestones during the year. Also buoying the asset class was a last-minute compromise in Washington to avert the fiscal cliff, signs of modest but steady economic growth, continued strong corporate fundamentals and a default rate that remained well below its long-term historical average. There were some bumps in the road, including recurring concern about eurozone instability, slowing growth in China and Congressional gridlock over the federal budget. However, the market continued to rally and the average high-yield bond price reached its highest month-end level on record in April.

Comments from Mark Notkin, Portfolio Manager of Fidelity® Capital & Income Fund: For the year, the fund gained 13.23%, compared with 14.01% for the BofA Merrill Lynch index. Our high-yield bond investments, which represented about 75% of assets, on average, during the period, returned 16%. Our out-of-index stake in floating-rate bank debt finished slightly ahead of the benchmark and provided a small boost versus the benchmark. However, our out-of-index investments in stocks finished just shy of the index and modestly detracted. The much bigger negative impact was holding too much cash - 7% of assets, on average - in a robust market. Our top relative contributor was TXU Energy, a Texas-based electric utility that was lifted by a recovery in the price of natural gas and solid fundamentals in the Texas market. Ally Financial, the former GMAC, also contributed, as its auto-finance model proved resilient. Conversely, the top relative detractor was a bond position in ATP Oil & Gas, which I sold in August, when the company filed for bankruptcy on the heels of a period of poor execution and missed production targets on some key projects. In information technology, an out-of-index stake in Skyworks Solutions lost ground and hurt, as its shares fell on the overall negative sentiment about tech, specifically semiconductors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Actual	.72%	$ 1,000.00	$ 1,085.60	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.5	4.3
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	3.3	2.8
Ally Financial, Inc.	2.8	2.6
HCA Holdings, Inc.	2.7	2.5
Digicel Group Ltd.	2.3	1.8
	14.6
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.6	8.6
Energy	9.8	9.5
Healthcare	9.1	10.3
Diversified Financial Services	7.8	8.9
Electric Utilities	7.0	7.7
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
BBB 3.6%	BBB 2.9%
BB 21.2%	BB 19.2%
B 41.5%	B 39.6%
CCC,CC,C 14.4%	CCC,CC,C 18.5%
D 0.0%*	D 0.0%*
Not Rated 0.2%	Not Rated 2.2%
Equities 13.3%	Equities 9.7%
Short-Term Investments and Net Other Assets 5.8%	Short-Term Investments and Net Other Assets 7.9%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Nonconvertible Bonds 73.9%		Nonconvertible Bonds 71.9%
	Convertible Bonds, Preferred Stocks 1.9%		Convertible Bonds, Preferred Stocks 2.0%
	Common Stocks 11.7%		Common Stocks 8.1%
	Floating Rate Loans 5.8%		Floating Rate Loans 9.6%
	Other Investments 0.9%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 5.8%		Short-Term Investments and Net Other Assets (Liabilities) 7.9%
* Foreign investments	14.4%	** Foreign investments	13.7%

Annual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Corporate Bonds - 74.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Automotive - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15	$ 8,420	$ 17,498
Technology - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27	10,030	12,117
2.75% 11/1/31	670	700
		12,817
TOTAL CONVERTIBLE BONDS		30,315
Nonconvertible Bonds - 73.9%
Aerospace - 0.4%
ADS Tactical, Inc. 11% 4/1/18 (h)	4,475	4,453
Alion Science & Technology Corp.:
10.25% 2/1/15	2,770	1,551
12% 11/1/14 pay-in-kind	3,992	4,102
Bombardier, Inc. 6.125% 1/15/23 (h)	9,295	10,039
GenCorp, Inc. 7.125% 3/15/21 (h)	2,610	2,812
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	4,532	5,014
7.125% 3/15/21	4,532	5,042
Triumph Group, Inc. 4.875% 4/1/21 (h)	9,715	10,055
		43,068
Air Transportation - 1.7%
Air Canada:
4.125% 5/15/25 (h)(j)	5,255	5,334
5.375% 11/15/22 (h)(j)	3,445	3,518
9.25% 8/1/15 (h)	17,706	18,813
Aviation Capital Group Corp. 4.625% 1/31/18 (h)	6,886	7,183
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	2,758	2,965
6.125% 4/29/18 (h)	3,325	3,392
7.25% 11/10/19	12,267	14,322
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	28,944	33,610
8.021% 8/10/22	11,931	13,124
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	7,618	8,532
8.028% 11/1/17	2,088	2,253
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	12,702	14,829
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
U.S. Airways pass-thru certificates: - continued
Series 2012-2:
Class A, 4.625% 12/3/26	$ 4,630	$ 4,844
Class B, 6.75% 12/3/22	3,610	3,863
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	11,170	11,282
Class B, 5.375% 5/15/23	4,615	4,742
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	16,531	19,175
		171,781
Automotive - 3.1%
Affinia Group, Inc.:
7.75% 5/1/21 (h)	2,035	2,094
9% 11/30/14	13,208	13,241
10.75% 8/15/16 (h)	1,666	1,808
Cooper Standard Auto, Inc. 8.5% 5/1/18	4,714	5,121
Dana Holding Corp.:
6.5% 2/15/19	6,056	6,540
6.75% 2/15/21	3,618	3,971
Delphi Corp.:
5% 2/15/23	9,515	10,300
5.875% 5/15/19	14,590	15,812
6.125% 5/15/21	14,115	15,791
Exide Technologies 8.625% 2/1/18	5,526	3,647
Ford Motor Co. 7.45% 7/16/31	5,070	6,746
Ford Motor Credit Co. LLC:
4.25% 9/20/22	10,659	11,273
5.75% 2/1/21	10,070	11,635
5.875% 8/2/21	38,265	44,650
General Motors Acceptance Corp. 8% 11/1/31	63,914	83,408
General Motors Corp.:
6.75% 5/1/28 (d)	30,632	0
7.125% 7/15/13 (d)	3,954	0
7.2% 1/15/11 (d)	9,896	0
7.4% 9/1/25 (d)	1,235	0
7.7% 4/15/16 (d)	21,189	0
8.25% 7/15/23 (d)	11,961	0
8.375% 7/15/33 (d)	17,293	0
General Motors Financial Co., Inc. 6.75% 6/1/18	16,900	19,266
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
International Automotive Components Group SA 9.125% 6/1/18 (h)	$ 14,445	$ 14,427
Lear Corp. 4.75% 1/15/23 (h)	9,530	9,554
Schaeffler Finance BV 4.75% 5/15/21 (h)	9,740	9,886
Stoneridge, Inc. 9.5% 10/15/17 (h)	5,694	6,142
Tenneco, Inc.:
6.875% 12/15/20	15,510	17,119
7.75% 8/15/18	3,812	4,174
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)	2,855	3,037
		319,642
Banks & Thrifts - 4.0%
Ally Financial, Inc.:
5.5% 2/15/17	16,155	17,670
7.5% 9/15/20	79,750	98,491
8% 3/15/20	69,172	86,984
GMAC LLC 8% 11/1/31	146,276	192,719
Regions Financing Trust II 6.625% 5/15/47 (k)	10,140	10,241
		406,105
Broadcasting - 0.7%
AMC Networks, Inc. 4.75% 12/15/22	5,930	6,049
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,005	987
9% 12/15/19 (h)	4,510	4,527
10.75% 8/1/16	35,610	30,625
Sinclair Television Group, Inc. 5.375% 4/1/21 (h)	9,805	9,928
Sirius XM Radio, Inc. 5.25% 8/15/22 (h)	9,910	10,232
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,945	9,325
		71,673
Building Materials - 1.4%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)	3,005	3,125
CEMEX Espana SA (Luxembourg) 9.25% 5/12/20 (h)	6,055	6,691
CEMEX Finance LLC:
9.375% 10/12/22 (h)	4,700	5,405
9.5% 12/14/16 (h)	25,600	27,456
CEMEX SA de CV:
5.2836% 9/30/15 (h)(k)	11,470	11,871
9.5% 6/15/18 (h)	19,135	21,862
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Gibraltar Industries, Inc. 6.25% 2/1/21 (h)	$ 1,495	$ 1,603
HD Supply, Inc.:
8.125% 4/15/19	10,045	11,363
11% 4/15/20	19,585	24,090
11.5% 7/15/20	9,980	11,876
Nortek, Inc. 8.5% 4/15/21 (h)	7,445	8,301
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (h)	11,185	12,863
		146,506
Cable TV - 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	12,705	12,832
5.25% 3/15/21 (h)	9,735	10,003
5.25% 9/30/22	15,055	15,337
5.75% 9/1/23 (h)	7,715	8,004
6.625% 1/31/22	17,645	19,321
7.375% 6/1/20	12,500	14,000
8.125% 4/30/20	8,473	9,574
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	12,315	13,085
DISH DBS Corp.:
5.875% 7/15/22	45,130	46,033
6.75% 6/1/21	25,875	27,945
EchoStar Communications Corp. 7.125% 2/1/16	18,061	19,912
Lynx I Corp. 5.375% 4/15/21 (h)	6,265	6,735
Lynx II Corp. 6.375% 4/15/23 (h)	3,545	3,846
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)	10,690	11,064
Virgin Media Finance PLC 4.875% 2/15/22	10,880	11,098
		228,789
Chemicals - 2.8%
Axiall Corp. 4.875% 5/15/23 (h)	3,075	3,190
Eagle Spinco, Inc. 4.625% 2/15/21 (h)	5,220	5,481
Hexion U.S. Finance Corp. 6.625% 4/15/20 (h)	22,825	23,795
LyondellBasell Industries NV:
5% 4/15/19	15,005	17,100
5.75% 4/15/24	15,005	18,079
6% 11/15/21	7,330	8,894
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Momentive Performance Materials, Inc.:
9% 1/15/21	$ 4,785	$ 4,151
10% 10/15/20	20,415	21,589
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	64,215	69,994
Nufarm Australia Ltd. 6.375% 10/15/19 (h)	4,160	4,274
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (h)(k)	14,530	14,821
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)	8,011	8,732
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20 (h)	6,705	6,806
PolyOne Corp.:
5.25% 3/15/23 (h)	6,005	6,185
7.375% 9/15/20	4,506	5,002
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)	4,240	4,335
Rockwood Specialties Group, Inc. 4.625% 10/15/20	18,450	19,497
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)	2,660	3,019
TPC Group, Inc. 8.75% 12/15/20 (h)	14,165	14,873
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (h)	19,410	19,434
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)	4,750	5,065
		284,316
Consumer Products - 0.7%
Dispensing Dynamics International 12.5% 1/1/18 (h)	4,830	5,144
Easton-Bell Sports, Inc. 9.75% 12/1/16	4,122	4,436
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,510
Jarden Corp. 6.125% 11/15/22	7,850	8,537
NBTY, Inc. 9% 10/1/18	12,257	13,758
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,891
Revlon Consumer Products Corp. 5.75% 2/15/21 (h)	17,650	18,224
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (h)	2,820	3,081
6.625% 11/15/22 (h)	3,335	3,677
Tempur-Pedic International, Inc. 6.875% 12/15/20 (h)	3,880	4,234
		67,492
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (h)	$ 2,220	$ 2,264
7% 11/15/20 (h)	5,830	6,165
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	4,335	4,812
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,805	2,058
7.5% 12/15/96	12,871	12,581
Graphic Packaging International, Inc. 4.75% 4/15/21	3,080	3,180
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	26,515	27,642
6.875% 2/15/21	15,185	16,552
7.125% 4/15/19	10,137	10,923
8.25% 2/15/21	18,196	19,311
8.5% 5/15/18 (e)	1,070	1,140
9% 4/15/19	7,985	8,624
9.875% 8/15/19	9,140	10,260
Rock-Tenn Co.:
4.45% 3/1/19	3,175	3,475
4.9% 3/1/22	2,965	3,296
Sealed Air Corp. 5.25% 4/1/23 (h)	5,010	5,023
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	9,040	9,944
		147,250
Diversified Financial Services - 7.1%
Aircastle Ltd.:
6.75% 4/15/17	14,115	15,650
7.625% 4/15/20	7,830	9,239
9.75% 8/1/18	4,528	5,168
CIT Group, Inc.:
5% 8/15/22	17,330	19,381
5.25% 3/15/18	25,000	27,625
5.375% 5/15/20	21,665	24,427
5.5% 2/15/19 (h)	76,100	85,803
Citigroup, Inc. 5.9% (i)(k)	27,015	28,206
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	60,841	65,404
International Lease Finance Corp.:
5.75% 5/15/16	18,415	20,030
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.875% 4/1/19	$ 60,890	$ 66,820
6.25% 5/15/19	47,055	52,760
6.75% 9/1/16 (h)	5,735	6,524
7.125% 9/1/18 (h)	40,123	47,746
8.25% 12/15/20	31,112	38,890
8.625% 1/15/22	46,340	60,242
8.75% 3/15/17	41,848	50,113
Penson Worldwide, Inc. 12.5% 5/15/17 (d)(h)	9,516	2,760
SLM Corp.:
5.5% 1/25/23	37,170	37,280
6% 1/25/17	19,625	21,293
7.25% 1/25/22	17,805	19,764
8% 3/25/20	15,115	17,344
		722,469
Diversified Media - 1.5%
Checkout Holding Corp. 0% 11/15/15 (h)	7,954	6,204
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (h)	15,960	16,958
6.5% 11/15/22 (h)	43,150	46,278
Liberty Media Corp.:
8.25% 2/1/30	14,848	16,630
8.5% 7/15/29	9,940	11,232
MDC Partners, Inc. 6.75% 4/1/20 (h)	7,785	8,096
Quebecor Media, Inc. 5.75% 1/15/23 (h)	15,820	16,532
WMG Acquisition Corp. 11.5% 10/1/18	23,730	28,179
		150,109
Electric Utilities - 5.6%
Atlantic Power Corp. 9% 11/15/18	21,010	22,113
Calpine Corp. 7.875% 1/15/23 (h)	80,896	92,626
Energy Future Holdings Corp.:
10.875% 11/1/17	7,994	7,524
11.25% 11/1/17 pay-in-kind (k)	147	139
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (h)	2,525	2,692
10% 12/1/20	106,657	122,522
10% 12/1/20 (h)	27,969	31,710
11% 10/1/21	77,278	85,972
11.75% 3/1/22 (h)	71,680	82,074
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.: - continued
12.25% 12/1/18 pay-in-kind (h)	$ 14,510	$ 12,919
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	9,871
Puget Energy, Inc. 5.625% 7/15/22	7,775	8,721
The AES Corp. 4.875% 5/15/23	3,660	3,733
TXU Corp.:
5.55% 11/15/14	4,137	3,759
6.5% 11/15/24	39,570	28,886
6.55% 11/15/34	75,888	53,880
		569,141
Energy - 9.0%
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (h)	6,985	7,404
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (h)	2,500	2,631
Atwood Oceanics, Inc. 6.5% 2/1/20	2,395	2,611
Basic Energy Services, Inc. 7.75% 10/15/22	7,490	7,883
Berry Petroleum Co. 10.25% 6/1/14	6,231	6,729
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	9,780	10,954
9.625% 8/1/20 (h)	10,080	11,390
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	13,320	14,752
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	5,237
Concho Resources, Inc.:
5.5% 4/1/23	17,330	18,456
6.5% 1/15/22	16,925	18,491
7% 1/15/21	7,134	8,026
Continental Resources, Inc.:
4.5% 4/15/23 (h)	14,935	15,794
5% 9/15/22	30,100	32,508
8.25% 10/1/19	2,525	2,834
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	6,120	6,395
7.75% 4/1/19 (h)	9,155	9,430
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	13,153	14,304
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (h)	14,965	15,414
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Denbury Resources, Inc. 8.25% 2/15/20	$ 10,371	$ 11,771
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (h)	7,065	7,136
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	15,166
Edgen Murray Corp. 8.75% 11/1/20 (h)	12,170	13,052
Energy Partners Ltd. 8.25% 2/15/18	17,853	19,237
Energy Transfer Equity LP 7.5% 10/15/20	25,052	29,311
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17	31,611	35,720
EPL Oil & Gas, Inc. 8.25% 2/15/18 (h)	9,920	10,714
Forbes Energy Services Ltd. 9% 6/15/19	10,305	10,176
Forest Oil Corp. 7.5% 9/15/20 (h)	13,890	14,793
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (h)	4,655	4,911
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	9,789
Halcon Resources Corp. 8.875% 5/15/21 (h)	8,280	8,860
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	8,892	9,114
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)	7,700	8,566
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)	10,284	11,390
Laredo Pete, Inc. 7.375% 5/1/22	12,325	13,558
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	10,360	10,826
7.75% 2/1/21	37,965	41,572
8.625% 4/15/20	26,385	29,485
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	4,850	5,323
6.75% 11/1/20	4,586	5,079
Newfield Exploration Co. 5.625% 7/1/24	10,950	11,771
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (h)	4,500	4,793
Offshore Group Investment Ltd. 7.125% 4/1/23 (h)	12,290	12,874
Oil States International, Inc. 6.5% 6/1/19	10,615	11,411
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	19,835	22,364
Pioneer Drilling Co. 9.875% 3/15/18	8,990	9,878
Precision Drilling Corp. 6.5% 12/15/21	2,505	2,712
Pride International, Inc. 6.875% 8/15/20	7,810	9,926
QEP Resources, Inc. 5.25% 5/1/23	12,370	13,143
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	8,470	9,063
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Range Resources Corp.:
5% 8/15/22	$ 12,165	$ 12,956
5% 3/15/23 (h)	18,145	19,324
5.75% 6/1/21	4,120	4,501
Rosetta Resources, Inc.:
5.625% 5/1/21 (j)	9,115	9,502
9.5% 4/15/18	9,465	10,482
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (h)	9,825	10,169
5.625% 4/15/23 (h)	14,740	15,145
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	31,800
8% 3/1/32	13,025	19,088
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,077
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,214
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	9,598	10,678
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (h)	2,520	2,646
6.875% 2/1/21	7,214	8,008
11.25% 7/15/17	11,884	12,775
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,170	9,909
7.625% 4/1/37	5,445	7,919
8.375% 6/15/32	4,458	6,508
Tesoro Corp.:
4.25% 10/1/17	6,155	6,478
5.375% 10/1/22	6,925	7,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (h)	2,090	2,226
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	4,031	4,424
Venoco, Inc. 8.875% 2/15/19	8,189	8,250
W&T Offshore, Inc. 8.5% 6/15/19	9,920	10,813
Western Refining, Inc. 6.25% 4/1/21 (h)	12,615	12,993
WPX Energy, Inc. 6% 1/15/22	16,060	17,425
		917,412
Entertainment/Film - 0.1%
Cinemark USA, Inc. 5.125% 12/15/22 (h)	2,845	2,945
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	$ 6,124	$ 6,645
Regal Entertainment Group 5.75% 2/1/25	2,760	2,788
		12,378
Environmental - 0.5%
Clean Harbors, Inc.:
5.125% 6/1/21 (h)	5,880	6,159
5.25% 8/1/20	7,105	7,514
Covanta Holding Corp. 7.25% 12/1/20	12,151	13,498
Darling International, Inc. 8.5% 12/15/18	2,810	3,189
Tervita Corp.:
8% 11/15/18 (h)	8,360	8,757
9.75% 11/1/19 (h)	9,920	9,746
		48,863
Food & Drug Retail - 1.2%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)	20,502	22,808
ESAL GmbH 6.25% 2/5/23 (h)	20,045	19,925
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (h)	19,605	19,924
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)	10,785	11,257
Rite Aid Corp.:
8% 8/15/20	10,701	12,226
9.25% 3/15/20	17,965	20,750
10.25% 10/15/19	4,488	5,178
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)	2,915	3,243
Tops Markets LLC 8.875% 12/15/17 (h)	5,450	6,111
		121,422
Food/Beverage/Tobacco - 0.8%
Constellation Brands, Inc.:
3.75% 5/1/21 (j)	2,925	2,925
4.25% 5/1/23 (j)	4,390	4,390
Dean Foods Co. 9.75% 12/15/18	18,112	21,078
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (h)	17,575	19,442
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (h)	7,110	7,857
Leiner Health Products, Inc. 11% 6/1/49 (d)	2,870	0
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (h)(k)	3,420	3,591
Michael Foods, Inc. 9.75% 7/15/18	4,776	5,355
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Post Holdings, Inc. 7.375% 2/15/22	$ 2,115	$ 2,348
Smithfield Foods, Inc. 6.625% 8/15/22	9,850	10,934
		77,920
Gaming - 1.2%
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	5,565	5,370
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	3,250	3,128
Graton Economic Development Authority 9.625% 9/1/19 (h)	21,760	24,698
MCE Finance Ltd. 5% 2/15/21 (h)	19,449	19,643
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(k)	7,221	6,914
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	8,716	9,195
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	6,103	6,103
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	1,452	1,552
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	3,284	1,008
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	12,000	12,900
7.75% 8/15/20	29,768	33,638
		124,149
Healthcare - 7.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	70	77
Community Health Systems, Inc.:
5.125% 8/15/18	10,125	10,834
7.125% 7/15/20	32,230	36,138
8% 11/15/19	2,440	2,766
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)	11,949	13,443
CRC Health Group, Inc. 10.75% 2/1/16	5,621	5,733
DaVita, Inc.:
5.75% 8/15/22	39,610	42,185
6.625% 11/1/20	9,505	10,420
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18	1,100	1,238
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (h)	9,025	10,627
Fresenius Medical Care US Finance II, Inc. 5.875% 1/31/22 (h)	14,000	15,680
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Gentiva Health Services, Inc. 11.5% 9/1/18	$ 14,015	$ 14,541
Grifols, Inc. 8.25% 2/1/18	12,699	13,969
HCA Holdings, Inc.:
6.25% 2/15/21	11,290	12,419
7.75% 5/15/21	198,397	224,167
HCA, Inc.:
4.75% 5/1/23	12,395	12,922
5.875% 5/1/23	22,195	23,971
7.5% 2/15/22	3,150	3,764
8% 10/1/18	3,150	3,709
Health Management Associates, Inc. 7.375% 1/15/20	6,815	7,582
HealthSouth Corp. 5.75% 11/1/24	6,235	6,484
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	11,155	11,796
InVentiv Health, Inc. 11% 8/15/18 (h)	2,237	1,935
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	8,815	10,203
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	21,720	23,675
Omega Healthcare Investors, Inc. 6.75% 10/15/22	20,615	22,934
Polymer Group, Inc. 7.75% 2/1/19	4,067	4,469
ResCare, Inc. 10.75% 1/15/19	6,775	7,656
Rotech Healthcare, Inc. 10.5% 3/15/18 (d)	6,732	3,299
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	9,999	10,899
Tenet Healthcare Corp.:
4.5% 4/1/21 (h)	8,350	8,517
4.75% 6/1/20 (h)	8,175	8,461
6.25% 11/1/18	17,260	19,461
6.75% 2/1/20	29,325	31,818
6.875% 11/15/31	23,140	21,636
8% 8/1/20	15,045	16,926
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (h)	9,085	10,402
UHS Escrow Corp. 7% 10/1/18	2,503	2,703
Valeant Pharmaceuticals International:
6.75% 8/15/21 (h)	9,534	10,535
6.875% 12/1/18 (h)	3,960	4,311
VPI Escrow Corp. 6.375% 10/15/20 (h)	22,295	24,692
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	9,030	9,323
		738,320
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 1.3%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)	$ 5,010	$ 5,386
CB Richard Ellis Services, Inc.:
5% 3/15/23	14,650	14,999
6.625% 10/15/20	13,613	14,872
D.R. Horton, Inc. 4.375% 9/15/22	11,180	11,376
Realogy Corp.:
7.625% 1/15/20 (h)	13,580	15,583
7.875% 2/15/19 (h)	13,668	15,257
9% 1/15/20 (h)	8,005	9,486
Standard Pacific Corp.:
8.375% 5/15/18	5,670	6,747
8.375% 1/15/21	10,900	13,053
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (h)	14,750	15,193
7.75% 4/15/20 (h)	5,715	6,415
		128,367
Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,399
FelCor Lodging LP 5.625% 3/1/23 (h)	8,085	8,378
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (h)	8,675	8,892
		20,669
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (h)	5,100	5,495
Leisure - 0.4%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	11,563	13,066
NCL Corp. Ltd. 9.5% 11/15/18	2,351	2,663
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)	3,048	3,261
Seven Seas Cruises S de RL LLC 9.125% 5/15/19	1,855	2,013
Six Flags Entertainment Corp. 5.25% 1/15/21 (h)	14,515	15,096
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (h)(k)	4,540	4,574
		40,673
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 1.5%
Aleris International, Inc.:
6% 6/1/20 (h)	$ 151	$ 300
9% 12/15/14 pay-in-kind (d)(k)	12,670	0
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (h)	2,085	2,163
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	13,365	13,900
6.875% 2/1/18 (h)	18,787	20,008
6.875% 4/1/22 (h)	26,315	28,223
8.25% 11/1/19 (h)	28,975	31,873
IAMGOLD Corp. 6.75% 10/1/20 (h)	12,535	11,846
Inmet Mining Corp. 7.5% 6/1/21 (h)	5,815	6,077
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)	6,027	3,918
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)	3,145	2,673
New Gold, Inc.:
6.25% 11/15/22 (h)	8,895	9,162
7% 4/15/20 (h)	3,050	3,233
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)	3,255	3,629
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	8,460	9,010
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (h)	2,020	2,156
SunCoke Energy, Inc. 7.625% 8/1/19	3,510	3,800
		151,971
Paper - 0.6%
AbitibiBowater, Inc. 10.25% 10/15/18	23,366	27,291
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (h)	2,860	3,060
Clearwater Paper Corp. 7.125% 11/1/18	3,004	3,267
NewPage Corp.:
6.5485% 5/1/49 (d)(k)	6,337	0
11.375% 12/31/14 (d)	12,605	0
Sappi Papier Holding GmbH:
7.75% 7/15/17 (h)	5,480	6,097
8.375% 6/15/19 (h)	7,405	8,294
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	14,885	15,890
		63,899
Publishing/Printing - 0.6%
American Reprographics Co. 10.5% 12/15/16	11,245	11,245
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (h)	$ 29,430	$ 30,534
R.R. Donnelley & Sons Co. 7.875% 3/15/21	9,735	10,514
Sheridan Group, Inc. 12.5% 4/15/14	8,272	8,189
		60,482
Railroad - 0.1%
Kansas City Southern de Mexico SA de CV 6.125% 6/15/21	6,895	8,119
Restaurants - 0.1%
Landry's Holdings II, Inc. 10.25% 1/1/18 (h)	9,660	10,143
Services - 1.3%
Bakercorp International, Inc. 8.25% 6/1/19	8,035	8,336
Corrections Corp. of America:
4.125% 4/1/20 (h)	9,810	10,080
4.625% 5/1/23 (h)	9,810	10,202
Garda World Security Corp. 9.75% 3/15/17 (h)	5,964	6,411
Iron Mountain, Inc. 5.75% 8/15/24	7,925	8,163
Laureate Education, Inc. 9.25% 9/1/19 (h)	37,100	42,016
MediMedia USA, Inc. 11.375% 11/15/14 (h)	2,763	2,673
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)	3,020	3,111
The Geo Group, Inc. 7.75% 10/15/17	2,193	2,338
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	10,861	12,436
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind	6,270	6,881
United Rentals North America, Inc. 8.375% 9/15/20	17,041	19,299
		131,946
Shipping - 0.9%
Aguila 3 SA 7.875% 1/31/18 (h)	7,473	8,061
Kenan Advantage Group, Inc. 8.375% 12/15/18 (h)	9,030	9,504
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	6,344	6,336
Navios Maritime Holdings, Inc. 8.875% 11/1/17	8,029	8,451
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19	3,665	3,986
9.25% 4/15/19 (h)	2,735	2,988
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	7,295	8,207
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Swift Services Holdings, Inc. 10% 11/15/18	$ 11,188	$ 12,810
Teekay Corp. 8.5% 1/15/20	10,097	11,081
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)	7,235	7,959
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,918	6,918
Western Express, Inc. 12.5% 4/15/15 (h)	15,667	11,437
		97,738
Steel - 0.5%
Atkore International, Inc. 9.875% 1/1/18	5,379	5,917
RathGibson, Inc. 11.25% 2/15/14 (d)	10,935	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (h)	14,420	15,790
11.25% 10/15/18 (h)	21,190	22,885
Steel Dynamics, Inc. 5.25% 4/15/23 (h)	4,670	4,810
		49,402
Super Retail - 0.7%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,962
CST Brands, Inc. 5% 5/1/23 (h)	2,640	2,709
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (h)	7,700	6,853
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (h)(k)	9,575	10,329
Limited Brands, Inc. 5.625% 2/15/22	14,745	15,888
Netflix, Inc. 5.375% 2/1/21 (h)	7,725	7,937
Office Depot, Inc. 9.75% 3/15/19 (h)	7,865	9,232
Sonic Automotive, Inc. 9% 3/15/18	5,200	5,707
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)	7,625	8,407
		71,024
Technology - 2.9%
Avaya, Inc. 10.5% 3/1/21 (h)	22,860	21,060
Brocade Communications Systems, Inc.:
4.625% 1/15/23 (h)	6,460	6,395
6.875% 1/15/20	980	1,078
CDW LLC/CDW Finance Corp. 8% 12/15/18	3,942	4,420
Ceridian Corp. 11% 3/15/21 (h)	4,675	5,283
Fidelity National Information Services, Inc. 7.875% 7/15/20	9,750	10,993
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.:
6.75% 11/1/20 (h)	$ 11,910	$ 12,803
7.375% 6/15/19 (h)	8,945	9,683
Flextronics International Ltd.:
4.625% 2/15/20 (h)	9,315	9,525
5% 2/15/23 (h)	4,855	4,989
IAC/InterActiveCorp 4.75% 12/15/22 (h)	11,855	11,914
Jabil Circuit, Inc. 4.7% 9/15/22	5,525	5,608
Lucent Technologies, Inc.:
6.45% 3/15/29	16,369	12,768
6.5% 1/15/28	14,276	10,993
Nuance Communications, Inc. 5.375% 8/15/20 (h)	5,080	5,232
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (h)	9,665	10,245
5.75% 3/15/23 (h)	5,970	6,224
9.75% 8/1/18 (h)	3,476	3,928
Seagate HDD Cayman:
7% 11/1/21	17,475	19,266
7.75% 12/15/18	9,234	10,180
Sensata Technologies BV:
4.875% 10/15/23 (h)	5,010	5,123
6.5% 5/15/19 (h)	14,750	15,783
Spansion LLC 11.25% 1/15/16 (d)(h)	20,560	0
VeriSign, Inc. 4.625% 5/1/23 (h)	8,755	8,974
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (h)	50,815	57,040
13.375% 10/15/19 (h)	25,055	29,126
		298,633
Telecommunications - 9.6%
Altice Financing SA 7.875% 12/15/19 (h)	9,310	10,288
Altice Finco SA 9.875% 12/15/20 (h)	10,945	12,466
Citizens Communications Co.:
7.875% 1/15/27	9,275	9,461
9% 8/15/31	13,178	13,738
Consolidated Communications, Inc. 10.875% 6/1/20 (h)	4,930	5,694
Crown Castle International Corp. 5.25% 1/15/23	17,075	17,843
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (h)	7,190	7,603
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.:
6% 4/15/21 (h)	$ 56,040	$ 56,180
7% 2/15/20 (h)	2,110	2,194
8.25% 9/1/17 (h)	5,913	6,209
8.25% 9/30/20 (h)	78,764	84,277
10.5% 4/15/18 (h)	74,384	82,380
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	11,634	12,834
Eileme 2 AB 11.625% 1/31/20 (h)	20,050	23,860
FairPoint Communications, Inc. 8.75% 8/15/19 (h)	9,715	9,861
Frontier Communications Corp.:
7.625% 4/15/24	16,870	17,587
8.5% 4/15/20	26,838	30,864
8.75% 4/15/22	7,663	8,621
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (h)	36,515	39,527
7.25% 4/1/19	30,640	33,704
7.25% 10/15/20	32,030	35,553
7.5% 4/1/21	57,680	64,890
8.5% 11/1/19	11,979	13,476
Intelsat Luxembourg SA 7.75% 6/1/21 (h)	17,250	18,199
j2 Global, Inc. 8% 8/1/20	7,245	7,825
Level 3 Communications, Inc. 8.875% 6/1/19 (h)	3,435	3,787
Level 3 Financing, Inc. 7% 6/1/20 (h)	15,000	15,863
MasTec, Inc. 4.875% 3/15/23	10,365	10,365
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (h)	16,480	17,675
6.625% 4/1/23 (h)	16,480	17,675
NeuStar, Inc. 4.5% 1/15/23 (h)	3,585	3,477
NII Capital Corp. 7.625% 4/1/21	15,945	14,111
NII International Telecom S.C.A. 11.375% 8/15/19 (h)	9,480	10,949
SBA Telecommunications, Inc. 5.75% 7/15/20 (h)	12,075	12,860
Sprint Capital Corp.:
6.875% 11/15/28	74,164	75,833
8.75% 3/15/32	67,855	80,239
Sprint Nextel Corp. 6% 11/15/22	4,790	4,982
TW Telecom Holdings, Inc. 5.375% 10/1/22	8,095	8,480
U.S. West Communications:
7.25% 9/15/25	1,480	1,721
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
U.S. West Communications: - continued
7.25% 10/15/35	$ 5,745	$ 6,004
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(k)	64,010	66,386
		975,541
Textiles & Apparel - 0.6%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (h)(k)	10,805	11,210
Hanesbrands, Inc. 6.375% 12/15/20	18,006	19,852
Levi Strauss & Co. 7.625% 5/15/20	5,774	6,424
PVH Corp. 4.5% 12/15/22	21,264	21,849
		59,335
TOTAL NONCONVERTIBLE BONDS		7,542,242
TOTAL CORPORATE BONDS (Cost $6,887,364)		7,572,557
Common Stocks - 11.7%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	0
Air Transportation - 0.3%
Delta Air Lines, Inc. (a)	1,925,034	32,995
Automotive - 0.2%
General Motors Co. (a)	17,620	543
General Motors Co.:
warrants 7/10/16 (a)	352,563	7,559
warrants 7/10/19 (a)	352,563	4,968
Motors Liquidation Co. GUC Trust (a)	97,361	2,974
		16,044
Building Materials - 0.7%
Nortek, Inc. (a)(g)	936,497	67,297
Nortek, Inc. warrants 12/7/14 (a)(g)	27,280	600
		67,897
Cable TV - 0.3%
Comcast Corp. Class A	744,000	30,727
Common Stocks - continued
	Shares	Value (000s)
Capital Goods - 0.1%
Remy International, Inc.	380,502	$ 6,678

Chemicals - 0.6%
Axiall Corp.	500,000	26,225
LyondellBasell Industries NV Class A	631,745	38,347
		64,572
Consumer Products - 0.9%
Jarden Corp. (a)	675,000	30,382
Michael Kors Holdings Ltd. (a)	339,000	19,303
Reddy Ice Holdings, Inc.	496,439	2,234
Revlon, Inc. (a)	930,000	17,996
Whirlpool Corp.	225,000	25,713
		95,628
Containers - 0.2%
Graphic Packaging Holding Co. (a)	2,800,000	21,056
Rock-Tenn Co. Class A	22,096	2,213
		23,269
Diversified Financial Services - 0.2%
Heartland Payment Systems, Inc.	700,000	23,023
Electric Utilities - 0.0%
Portland General Electric Co.	14,817	478
Energy - 0.2%
Lone Pine Resources, Inc. (a)	277,573	272
Ocean Rig UDW, Inc. (United States) (a)	1,140,000	18,673
		18,945
Food & Drug Retail - 0.4%
CVS Caremark Corp.	650,000	37,817
Food/Beverage/Tobacco - 0.0%
WhiteWave Foods Co. (f)	205,100	3,468
Gaming - 0.7%
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	1,616,000	39,770
PB Investor I LLC (j)	170,582	249
Station Holdco LLC (a)(l)(m)	22,418,968	32,732
Station Holdco LLC:
unit (j)(l)(m)	256,968	16
warrants 6/15/18 (a)(l)(m)	894,280	56
		72,823
Common Stocks - continued
	Shares	Value (000s)
Healthcare - 1.6%
Community Health Systems, Inc.	420,000	$ 19,139
Express Scripts Holding Co. (a)	1,070,000	63,526
HCA Holdings, Inc.	1,097,900	43,795
Valeant Pharmaceuticals International, Inc. (Canada) (a)	460,000	34,930
		161,390
Homebuilders/Real Estate - 0.2%
American Residential Properties, Inc. (h)	750,000	14,175
American Tower Corp.	11,612	975
Realogy Holdings Corp.	51,500	2,472
		17,622
Leisure - 0.1%
Vera Bradley, Inc. (a)(f)	587,000	13,395
Metals/Mining - 0.0%
Aleris International, Inc. (a)(m)	127,520	4,105
Paper - 0.1%
NewPage Corp.	54,568	4,802
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	0
HMH Holdings, Inc. warrants 6/22/19 (a)(m)	127,577	957
RDA Holding Co. warrants 2/19/14 (a)(m)	46,934	0
		957
Restaurants - 0.2%
Texas Roadhouse, Inc. Class A	1,000,000	23,500
Services - 1.0%
Monsanto Co.	214,600	22,924
Penhall Acquisition Co.:
Class A (a)	26,163	2,179
Class B (a)	8,721	726
United Rentals, Inc. (a)	850,000	44,719
Visa, Inc. Class A	185,000	31,165
		101,713
Shipping - 0.2%
DeepOcean Group Holding BV (a)(h)	1,138,931	25,094
U.S. Shipping Partners Corp. (a)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		25,094
Super Retail - 0.9%
Dollar General Corp. (a)	650,000	33,859
Common Stocks - continued
	Shares	Value (000s)
Super Retail - continued
GNC Holdings, Inc.	749,200	$ 33,961
Lowe's Companies, Inc.	550,000	21,131
		88,951
Technology - 1.6%
Apple, Inc.	63,800	28,247
Avago Technologies Ltd.	552,500	17,658
Broadcom Corp. Class A	900,000	32,400
Facebook, Inc. Class A	468,265	12,999
Fidelity National Information Services, Inc.	600,000	25,230
MagnaChip Semiconductor Corp. (a)	219,804	3,526
Nuance Communications, Inc. (a)	625,000	11,900
Skyworks Solutions, Inc. (a)	1,574,134	34,741
Unisys Corp. (a)	27,806	532
		167,233
Telecommunications - 0.2%
MetroPCS Communications, Inc. (a)	1,300,000	15,392
Textiles & Apparel - 0.8%
Arena Brands Holding Corp. Class B (a)(m)	659,302	4,978
Express, Inc. (a)	1,300,000	23,673
PVH Corp.	200,000	23,082
Steven Madden Ltd. (a)	550,000	26,747
		78,480
TOTAL COMMON STOCKS (Cost $1,119,297)		1,196,998
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.1%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	199,717	1,425
Diversified Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	9,200	11,318
TOTAL CONVERTIBLE PREFERRED STOCKS		12,743
Nonconvertible Preferred Stocks - 1.5%
Banks & Thrifts - 1.3%
Ally Financial, Inc. 7.00% (h)	81,450	80,636
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
Banks & Thrifts - continued
SunTrust Banks, Inc. Series E, 5.875%	580,069	$ 14,809
Wells Fargo & Co. 5.20%	1,335,778	34,236
		129,681
Homebuilders/Real Estate - 0.2%
Public Storage Series V, 5.375%	800,000	20,472
TOTAL NONCONVERTIBLE PREFERRED STOCKS		150,153
TOTAL PREFERRED STOCKS (Cost $128,347)		162,896
Floating Rate Loans - 5.8%
	Principal Amount (000s)
Aerospace - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (k)	$ 6,754	6,855
Broadcasting - 0.2%
Clear Channel Capital I LLC Tranche B, term loan 3.8482% 1/29/16 (k)	15,055	13,813
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (k)	1,856	1,888
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (k)	5,760	5,853
		21,554
Chemicals - 0.1%
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (k)	5,370	5,437
Consumer Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 4% 11/19/17 (k)	10,956	11,107
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (k)	1,132	1,148
		12,255
Diversified Financial Services - 0.0%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)	2,295	2,312
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 1.4%
Essential Power LLC Tranche B, term loan 4.4969% 8/8/19 (k)	$ 6,396	$ 6,492
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7313% 10/10/17 (k)	184,822	135,613
		142,105
Energy - 0.6%
Alon USA Partners LP term loan 9.25% 11/13/18 (k)	6,475	6,702
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)	11,968	12,357
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (k)	5,540	5,568
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	7,765	7,862
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (k)	17,875	18,121
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	4,145	4,218
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)	2,020	2,055
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)	2,635	2,665
		59,548
Entertainment/Film - 0.1%
Zuffa LLC Tranche B, term loan 4.5% 2/25/20 (k)	8,499	8,562
Environmental - 0.1%
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (k)	6,020	6,110
Food & Drug Retail - 0.0%
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (k)	1,005	1,043
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (k)	3,625	3,643
		4,686
Food/Beverage/Tobacco - 0.1%
AdvancePierre Foods, Inc. Tranche 1LN, term loan 5.75% 7/10/17 (k)	13,471	13,673
Gaming - 0.2%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (k)	3,090	3,117
Tranche 2LN, term loan 8.75% 2/20/20 (k)	3,075	3,133
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	4,770	4,985
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4502% 1/28/18 (k)	$ 6,004	$ 5,449
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	943	844
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (k)	5,132	5,209
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)	1,885	1,998
		24,735
Healthcare - 0.3%
Jaguar Holding Co. II Tranche B, term loan 4.25% 12/5/18 (k)	9,184	9,299
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (k)	9,640	9,761
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (k)	2,900	2,944
Valeant Pharmaceuticals International Tranche BC 1LN, term loan 3.5% 12/11/19 (k)	8,997	9,099
		31,103
Homebuilders/Real Estate - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (k)	579	578
Credit-Linked Deposit 4.4537% 10/10/16 (k)	1,542	1,538
		2,116
Insurance - 0.5%
Asurion Corp. Tranche B-1 1LN, term loan 4.75% 7/23/17 (k)	9,455	9,538
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (k)	19,401	19,644
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (k)	2,264	2,295
Tranche B 2LN, term loan 5% 9/28/18 (k)	1,443	1,470
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (k)	20,985	22,559
		55,506
Metals/Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (k)	1,576	1,596
Tranche B 2LN, term loan 8.75% 1/25/21 (k)	945	963
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	6,704	6,788
		9,347
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - 0.4%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (k)	$ 12,184	$ 12,352
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (k)	8,480	8,353
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)	15,232	15,194
		35,899
Restaurants - 0.1%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)	6,040	6,161
Services - 0.1%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)	4,480	4,570
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (k)	1,825	1,837
		6,407
Super Retail - 0.3%
BJ's Wholesale Club, Inc. Tranche 2LN, term loan 9.75% 3/26/20 (k)	1,135	1,175
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (k)	27,247	27,588
		28,763
Technology - 0.2%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (k)	12,310	12,956
Tranche B 1LN, term loan 4.5% 10/30/19 (k)	9,082	9,196
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (k)	3,164	3,216
		25,368
Telecommunications - 0.8%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (k)	525	533
Tranche C, term loan 7.25% 1/30/19 (k)	12,299	12,591
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)	14,085	13,839
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (k)	775	794
Tranche B 1LN, term loan 6% 2/14/19 (k)	6,760	6,904
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (k)	8,839	8,949
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (k)	$ 22,095	$ 22,481
Tranche 2LN, term loan 11.25% 12/21/19 (k)	18,210	19,303
		85,394
TOTAL FLOATING RATE LOANS (Cost $596,096)		593,896
Preferred Securities - 0.9%

Banks & Thrifts - 0.2%
Bank of America Corp.:
8% (i)(k)	7,796	9,005
8.125% (i)(k)	6,360	7,457
Wells Fargo & Co. 7.98% (i)(k)	5,738	6,707
		23,169
Diversified Financial Services - 0.5%
Citigroup, Inc. 5.95% (i)(k)	45,415	48,935
Entertainment/Film - 0.2%
NBCUniversal Enterprise, Inc. 5.25% (h)(i)	14,560	14,938
TOTAL PREFERRED SECURITIES (Cost $77,891)		87,042
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 5.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	501,034,932	$ 501,035
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,176,700	12,177
TOTAL MONEY MARKET FUNDS (Cost $513,212)		513,212
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $9,322,207)		10,126,601
NET OTHER ASSETS (LIABILITIES) - 0.8%		77,936
NET ASSETS - 100%		$ 10,204,537
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,936,792,000 or 28.8% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,844,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 246
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 15
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,277
Fidelity Securities Lending Cash Central Fund	664
Total	$ 1,941
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nortek, Inc.	$ 42,845	$ -	$ -	$ -	$ 67,297
Nortek, Inc. warrants 12/7/14	150	-	-	-	600
Total	$ 42,995	$ -	$ -	$ -	$ 67,897
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 418,271	$ 367,965	$ 11,318	$ 38,988
Consumer Staples	62,940	59,281	2,234	1,425
Energy	18,945	18,945	-	-
Financials	167,775	72,964	94,811	-
Health Care	161,390	161,390	-	-
Industrials	173,610	145,611	-	27,999
Information Technology	221,421	221,421	-	-
Materials	119,672	110,765	-	8,907
Telecommunication Services	15,392	15,392	-	-
Utilities	478	478	-	-
Corporate Bonds	7,572,557	-	7,571,249	1,308
Floating Rate Loans	593,896	-	593,896	-
Preferred Securities	87,042	-	87,042	-
Other	-	-	-	-
Money Market Funds	513,212	513,212	-	-
Total Investments in Securities:	$ 10,126,601	$ 1,687,424	$ 8,360,550	$ 78,627
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.6%
Luxembourg	3.7%
Bermuda	2.5%
Canada	2.1%
Netherlands	1.6%
Australia	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2013

Assets
Investment in securities, at value (including securities loaned of $12,085) - See accompanying schedule: Unaffiliated issuers (cost $8,776,769)	$ 9,545,492
Fidelity Central Funds (cost $513,212)	513,212
Other affiliated issuers (cost $32,226)	67,897
Total Investments (cost $9,322,207)		$ 10,126,601
Cash		23
Receivable for investments sold		8,558
Receivable for fund shares sold		9,010
Dividends receivable		2,847
Interest receivable		141,732
Distributions receivable from Fidelity Central Funds		159
Prepaid expenses		8
Receivable from investment adviser for expense reductions		11
Other receivables		302
Total assets		10,289,251

Liabilities
Payable for investments purchased Regular delivery	$ 28,098
Delayed delivery	25,329
Payable for fund shares redeemed	8,325
Distributions payable	4,431
Accrued management fee	4,717
Other affiliated payables	1,216
Other payables and accrued expenses	421
Collateral on securities loaned, at value	12,177
Total liabilities		84,714

Net Assets		$ 10,204,537
Net Assets consist of:
Paid in capital		$ 9,403,177
Undistributed net investment income		57,111
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,145)
Net unrealized appreciation (depreciation) on investments		804,394
Net Assets, for 1,034,564 shares outstanding		$ 10,204,537
Net Asset Value, offering price and redemption price per share ($10,204,537 ÷ 1,034,564 shares)		$ 9.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2013

Investment Income
Dividends		$ 22,204
Interest		612,425
Income from Fidelity Central Funds		1,941
Total income		636,570

Expenses
Management fee	$ 54,847
Transfer agent fees	14,042
Accounting and security lending fees	1,368
Custodian fees and expenses	116
Independent trustees' compensation	66
Registration fees	167
Audit	212
Legal	84
Miscellaneous	99
Total expenses before reductions	71,001
Expense reductions	(206)	70,795
Net investment income (loss)		565,775
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,624
Foreign currency transactions	36
Total net realized gain (loss)		16,660
Change in net unrealized appreciation (depreciation) on investment securities		629,604
Net gain (loss)		646,264
Net increase (decrease) in net assets resulting from operations		$ 1,212,039

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2013	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 565,775	$ 572,860
Net realized gain (loss)	16,660	(76,952)
Change in net unrealized appreciation (depreciation)	629,604	(691,465)
Net increase (decrease) in net assets resulting from operations	1,212,039	(195,557)
Distributions to shareholders from net investment income	(517,913)	(607,214)
Distributions to shareholders from net realized gain	(48,880)	(48,240)
Total distributions	(566,793)	(655,454)
Share transactions
Proceeds from sale of shares	2,010,894	2,768,115
Reinvestment of distributions	505,091	588,421
Cost of shares redeemed	(2,589,852)	(3,939,200)
Net increase (decrease) in net assets resulting from share transactions	(73,867)	(582,664)
Redemption fees	898	2,184
Total increase (decrease) in net assets	572,277	(1,431,491)

Net Assets
Beginning of period	9,632,260	11,063,751
End of period (including undistributed net investment income of $57,111 and undistributed net investment income of $61,344, respectively)	$ 10,204,537	$ 9,632,260

Other Information
Shares
Sold	213,591	300,720
Issued in reinvestment of distributions	53,743	64,790
Redeemed	(276,047)	(434,637)
Net increase (decrease)	(8,713)	(69,127)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 9.95	$ 9.13	$ 6.23	$ 8.52
Income from Investment Operations
Net investment income (loss) B	.547	.535	.599	.666	.645
Net realized and unrealized gain (loss)	.631	(.643)	.826	2.845	(2.364)
Total from investment operations	1.178	(.108)	1.425	3.511	(1.719)
Distributions from net investment income	(.501)	(.571)	(.607)	(.572)	(.572)
Distributions from net realized gain	(.048)	(.043)	-	(.040)	-
Total distributions	(.549)	(.614)	(.607)	(.612)	(.572)
Redemption fees added to paid in capital B	.001	.002	.002	.001	.001
Net asset value, end of period	$ 9.86	$ 9.23	$ 9.95	$ 9.13	$ 6.23
Total Return A	13.23%	(.77)%	16.35%	58.03%	(20.07)%
Ratios to Average Net Assets C, E
Expenses before reductions	.73%	.77%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.73%	.77%	.76%	.76%	.78%
Expenses net of all reductions	.73%	.77%	.76%	.76%	.78%
Net investment income (loss)	5.83%	5.87%	6.48%	8.30%	9.55%
Supplemental Data
Net assets, end of period (in millions)	$ 10,205	$ 9,632	$ 11,064	$ 12,197	$ 7,525
Portfolio turnover rate D	60%	48%	65%	51%	48%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

(the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,082,798
Gross unrealized depreciation	(243,642)
Net unrealized appreciation (depreciation) on securities and other investments	$ 839,156

Tax Cost	$ 9,287,445

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 21,632
Capital loss carryforward	$ (59,148)
Net unrealized appreciation (depreciation)	$ 839,156

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (16,522)
Long-term	(42,626)
Total capital loss carryforward	$ (59,148)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2013	April 30, 2012
Ordinary Income	$ 566,793	$ 607,214
Long-term Capital Gains	-	48,240
Total	$ 566,793	$ 655,454

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,332,414 and $5,366,499, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $664. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $187 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $8.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $11.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 13, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (1964)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $153,697,555 of distributions paid during the period January 1, 2013 to April 30, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAI-UANN-0613
1.784716.110

Fidelity®

Focused High Income

Fund

Annual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2013	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Focused High Income Fund	9.99%	7.81%	6.74%

A From September 8, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Focused High Income Fund on September 8, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM BB US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Pro-growth U.S. monetary policy, ultralow interest rates and a surging stock market helped extend the strong bull run in high-yield bonds during the 12 months ending April 30, 2013, with The BofA Merrill LynchSM US High Yield Constrained Index posting a stout gain of 14.01%. Worry about sovereign debt in the eurozone and weak global economic growth held back high-yield bonds at the outset of the period, but the market quickly recovered and went on to post 11 consecutive monthly advances. Strong technicals worked in the asset class' favor, with demand far outpacing supply as investors flocked to higher-risk, higher-yielding securities amid a persistently low interest rate environment. The high-yield market's sensitivity to movements in stock prices was a big boost, as most major U.S. equity indexes achieved new milestones during the year. Also buoying the asset class was a last-minute compromise in Washington to avert the fiscal cliff, signs of modest but steady economic growth, continued strong corporate fundamentals and a default rate that remained well below its long-term historical average. There were some bumps in the road, including recurring concern about eurozone instability, slowing growth in China and Congressional gridlock over the federal budget. However, the market continued to rally and the average high-yield bond price reached its highest month-end level on record in April.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Focused High Income Fund: For the year, the fund returned 9.99%, underperforming the 12.68% gain of The BofA Merrill LynchSM BB US High Yield Constrained Index. A significant underweighting in banks/thrifts was a primary reason the fund lagged the index, as it didn't own several outperforming European securities that were in the index: Lloyds Banking and Royal Bank of Scotland, both from the United Kingdom, and France's Credit Agricole. The fund's cash position - held for liquidity purposes - also was a drag on performance during an up period for the market. Our positioning in automotive/auto parts also was a negative, with an overweighting in Ford Motor Credit the fund's top individual detractor during the period. Investment company Icahn Enterprises also underperformed and hurt. On the plus side, security selection in energy and cable/satellite TV helped, with an overweighting in energy exploration and production company Chesapeake Energy and an underweighting in satellite TV provider Dish Network - not held at period end - the top contributors. We also benefited from not owning two index components that declined during the period, retailer JCPenney and semiconductor manufacturer Advanced Micro Devices.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Actual	.82%	$ 1,000.00	$ 1,049.10	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CCO Holdings LLC/CCO Holdings Capital Corp.	5.1	3.8
International Lease Finance Corp.	5.1	4.4
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.0	4.1
Sprint Nextel Corp.	3.3	2.6
Chesapeake Energy Corp.	3.2	2.3
	20.7
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.8	12.8
Diversified Financial Services	12.2	11.2
Cable TV	8.9	8.5
Electric Utilities	8.5	7.6
Telecommunications	4.9	3.6
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
BBB 4.2%	BBB 7.0%
BB 67.0%	BB 60.9%
B 21.8%	B 21.8%
Not Rated 0.2%	Not Rated 0.8%
Equities 0.0%	Equities 0.3%
Short-Term Investments and Net Other Assets 6.8%	Short-Term Investments and Net Other Assets 9.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Nonconvertible Bonds 90.7%		Nonconvertible Bonds 83.7%
	Convertible Bonds, Preferred Stocks 0.0%		Convertible Bonds, Preferred Stocks 0.3%
	Floating Rate Loans 2.3%		Floating Rate Loans 6.8%
	Other Investments 0.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 6.8%		Short-Term Investments and Net Other Assets (Liabilities) 9.2%
* Foreign investments	14.9%	** Foreign investments	12.2%

Annual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 90.7%
	Principal Amount	Value
Aerospace - 0.2%
GenCorp, Inc. 7.125% 3/15/21 (b)	$ 540,000	$ 581,850
Triumph Group, Inc. 4.875% 4/1/21 (b)	1,330,000	1,376,550
		1,958,400
Air Transportation - 3.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	129,254	146,704
5.5% 4/29/22	2,035,000	2,136,954
6.25% 10/22/21	2,370,000	2,488,500
6.75% 9/15/15 (b)	10,480,000	10,964,700
9.25% 5/10/17	841,123	943,109
Delta Air Lines, Inc. pass-thru certificates Series 2012-1B Class B, 6.875% 5/7/19 (b)	2,805,000	2,973,300
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,115,000	1,162,388
6.75% 11/23/15	1,115,000	1,173,538
8.021% 8/10/22	1,280,158	1,408,173
8.954% 8/10/14	1,969,322	2,067,788
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	789,474	851,645
U.S. Airways pass-thru Trust Series 2013-1 Class A, 3.95% 5/15/27	985,000	994,850
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	119,857	121,055
9.75% 1/15/17	1,372,687	1,592,317
12% 1/15/16 (b)	191,767	216,697
		29,241,718
Automotive - 4.7%
Dana Holding Corp.:
6.5% 2/15/19	6,130,000	6,620,400
6.75% 2/15/21	2,145,000	2,354,138
Ford Motor Co. 7.45% 7/16/31	3,675,000	4,889,870
Ford Motor Credit Co. LLC:
5% 5/15/18	5,200,000	5,752,760
5.875% 8/2/21	1,720,000	2,006,987
6.625% 8/15/17	4,330,000	5,089,941
8% 12/15/16	4,675,000	5,627,368
General Motors Financial Co., Inc. 4.75% 8/15/17 (b)	2,345,000	2,473,975
Schaeffler Finance BV 4.75% 5/15/21 (b)	855,000	867,825
Tenneco, Inc. 6.875% 12/15/20	4,034,000	4,452,528
TRW Automotive, Inc. 4.5% 3/1/21 (b)	2,280,000	2,359,800
		42,495,592
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - 0.4%
AMC Networks, Inc. 4.75% 12/15/22	$ 1,465,000	$ 1,494,300
Starz LLC/Starz Finance Corp. 5% 9/15/19 (b)	1,975,000	2,058,938
		3,553,238
Building Materials - 2.7%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	3,545,000	3,926,088
6.875% 8/15/18 (b)	9,405,000	10,157,400
Masco Corp.:
5.85% 3/15/17	2,690,000	2,970,091
5.95% 3/15/22	3,475,000	3,932,942
USG Corp. 7.875% 3/30/20 (b)	2,690,000	3,059,875
		24,046,396
Cable TV - 8.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,275,000	1,287,750
5.25% 9/30/22	5,955,000	6,066,656
5.75% 1/15/24 (d)	2,080,000	2,158,000
6.5% 4/30/21	13,075,000	14,186,375
6.625% 1/31/22	2,060,000	2,255,700
7% 1/15/19	14,320,000	15,537,200
7.25% 10/30/17	4,545,000	4,914,281
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	405,000	413,627
CSC Holdings LLC:
6.75% 11/15/21	1,855,000	2,119,338
8.625% 2/15/19	5,900,000	7,183,250
Lynx I Corp. 5.375% 4/15/21 (b)	590,000	634,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)	1,080,000	1,117,800
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	15,775,000	17,076,438
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	3,780,000	4,214,700
Virgin Media Finance PLC 4.875% 2/15/22	1,110,000	1,132,200
		80,297,565
Capital Goods - 0.1%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,200,000	1,296,000
Chemicals - 2.2%
Ashland, Inc.:
3% 3/15/16 (b)	700,000	715,750
3.875% 4/15/18 (b)	665,000	686,613
Axiall Corp. 4.875% 5/15/23 (b)	1,025,000	1,063,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Celanese U.S. Holdings LLC:
4.625% 11/15/22	$ 1,055,000	$ 1,097,200
6.625% 10/15/18	7,195,000	7,806,575
Eagle Spinco, Inc. 4.625% 2/15/21 (b)	495,000	519,750
LyondellBasell Industries NV:
5% 4/15/19	2,090,000	2,381,739
6% 11/15/21	625,000	758,316
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	280,000	287,700
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,855,000	1,960,271
Tronox Finance LLC 6.375% 8/15/20 (b)	2,170,000	2,164,575
		19,441,927
Containers - 2.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (b)	5,572,000	6,143,130
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (b)	245,000	269,500
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (b)	2,455,000	2,507,169
Graphic Packaging International, Inc. 4.75% 4/15/21	3,365,000	3,474,363
Sealed Air Corp.:
5.25% 4/1/23 (b)	455,000	456,138
6.5% 12/1/20 (b)	865,000	966,638
8.125% 9/15/19 (b)	2,045,000	2,326,188
8.375% 9/15/21 (b)	1,420,000	1,654,300
		17,797,426
Diversified Financial Services - 12.2%
Aircastle Ltd.:
6.25% 12/1/19	1,145,000	1,276,675
6.75% 4/15/17	1,390,000	1,541,163
9.75% 8/1/18	3,720,000	4,245,450
CIT Group, Inc.:
4.25% 8/15/17	2,235,000	2,369,100
5% 5/15/17	5,600,000	6,104,000
5% 8/15/22	1,775,000	1,985,034
5.25% 3/15/18	3,460,000	3,823,300
5.375% 5/15/20	2,780,000	3,134,450
5.5% 2/15/19 (b)	2,380,000	2,683,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	14,050,000	14,629,563
8% 1/15/18	19,925,000	21,419,354
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	470,000	446,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.:
4.875% 4/1/15	$ 2,390,000	$ 2,512,134
5.65% 6/1/14	4,090,000	4,246,770
5.75% 5/15/16	4,280,000	4,655,283
5.875% 4/1/19	1,015,000	1,113,851
5.875% 8/15/22	2,270,000	2,501,769
6.25% 5/15/19	3,945,000	4,423,331
6.75% 9/1/16 (b)	2,935,000	3,338,563
7.125% 9/1/18 (b)	3,390,000	4,034,100
8.625% 9/15/15	6,505,000	7,424,157
8.75% 3/15/17	4,490,000	5,376,775
8.875% 9/1/17	5,425,000	6,584,594
		109,869,366
Diversified Media - 0.2%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (b)	1,445,000	1,475,706
Electric Utilities - 8.5%
Atlantic Power Corp. 9% 11/15/18	3,320,000	3,494,300
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	6,315,000	6,757,050
InterGen NV 9% 6/30/17 (b)	6,414,000	6,494,175
IPALCO Enterprises, Inc. 5% 5/1/18	2,300,000	2,484,000
Mirant Americas Generation LLC 9.125% 5/1/31	4,915,000	5,553,950
Mirant Mid-Atlantic LLC 10.06% 12/30/28	3,936,149	4,546,253
NRG Energy, Inc. 6.625% 3/15/23 (b)	3,150,000	3,433,500
NSG Holdings II, LLC 7.75% 12/15/25 (b)	10,143,000	10,903,725
NV Energy, Inc. 6.25% 11/15/20	3,545,000	4,377,214
Otter Tail Corp. 9% 12/15/16	1,343,000	1,557,880
Puget Energy, Inc.:
5.625% 7/15/22	785,000	880,478
6.5% 12/15/20	7,035,000	8,228,424
The AES Corp.:
4.875% 5/15/23	320,000	326,400
7.375% 7/1/21	8,155,000	9,704,450
7.75% 10/15/15	1,395,000	1,562,400
8% 10/15/17	4,660,000	5,580,350
9.75% 4/15/16	505,000	611,050
		76,495,599
Energy - 13.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,355,000	1,395,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Chesapeake Energy Corp.:
5.375% 6/15/21	$ 1,510,000	$ 1,574,175
5.75% 3/15/23	980,000	1,063,300
6.125% 2/15/21	10,190,000	11,209,000
6.5% 8/15/17	2,035,000	2,269,025
6.875% 11/15/20	6,400,000	7,312,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,985,000	2,143,800
6.125% 7/15/22	5,265,000	5,778,338
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (b)	1,110,000	1,143,300
Continental Resources, Inc. 4.5% 4/15/23 (b)	2,040,000	2,157,300
Denbury Resources, Inc.:
4.625% 7/15/23	2,175,000	2,169,563
6.375% 8/15/21	7,330,000	8,081,325
Energy Transfer Equity LP 7.5% 10/15/20	5,225,000	6,113,250
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	4,000,000	4,375,000
Exterran Holdings, Inc. 7.25% 12/1/18	13,660,000	14,650,350
Frontier Oil Corp. 6.875% 11/15/18	3,570,000	3,868,988
Hornbeck Offshore Services, Inc. 5% 3/1/21 (b)	1,445,000	1,452,225
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	4,970,000	5,520,254
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (b)	2,055,000	2,188,575
Oil States International, Inc. 6.5% 6/1/19	7,445,000	8,003,375
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,550,000	1,747,625
Petroleum Geo-Services ASA 7.375% 12/15/18 (b)	2,015,000	2,236,650
Precision Drilling Corp.:
6.5% 12/15/21	180,000	194,850
6.625% 11/15/20	6,630,000	7,127,250
SESI LLC 7.125% 12/15/21	3,360,000	3,822,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18	1,448,000	1,578,320
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (b)	1,160,000	1,218,000
6.375% 8/1/22	3,770,000	4,212,975
6.875% 2/1/21	3,270,000	3,629,700
Tesoro Corp. 4.25% 10/1/17	255,000	268,388
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (b)	$ 215,000	$ 228,975
Western Refining, Inc. 6.25% 4/1/21 (b)	410,000	422,300
		119,155,826
Environmental - 3.1%
Clean Harbors, Inc.:
5.125% 6/1/21 (b)	3,190,000	3,341,525
5.25% 8/1/20	4,985,000	5,271,638
Covanta Holding Corp.:
6.375% 10/1/22	2,335,000	2,555,062
7.25% 12/1/20	15,100,000	16,774,364
		27,942,589
Food & Drug Retail - 0.6%
ESAL GmbH 6.25% 2/5/23 (b)	2,975,000	2,957,150
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (b)	2,160,000	2,195,100
		5,152,250
Food/Beverage/Tobacco - 1.0%
Constellation Brands, Inc.:
3.75% 5/1/21 (d)	255,000	255,000
4.25% 5/1/23 (d)	380,000	380,000
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (b)	8,015,000	8,856,575
		9,491,575
Gaming - 1.4%
MCE Finance Ltd. 5% 2/15/21 (b)	2,445,000	2,469,450
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	2,110,000	2,268,250
7.75% 8/15/20	6,935,000	7,836,550
		12,574,250
Healthcare - 4.9%
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (b)	7,930,000	8,723,000
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,805,000	3,057,450
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	3,255,000	3,621,188
7.5% 2/15/20	655,000	730,325
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	4,015,000	4,376,350
Valeant Pharmaceuticals International:
6.5% 7/15/16 (b)	5,675,000	5,912,641
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Valeant Pharmaceuticals International: - continued
6.875% 12/1/18 (b)	$ 12,070,000	$ 13,141,213
VPI Escrow Corp. 6.375% 10/15/20 (b)	3,855,000	4,269,413
		43,831,580
Homebuilders/Real Estate - 3.1%
CB Richard Ellis Services, Inc.:
5% 3/15/23	1,395,000	1,428,201
6.625% 10/15/20	9,980,000	10,903,150
D.R. Horton, Inc.:
3.625% 2/15/18	2,165,000	2,216,419
4.375% 9/15/22	3,215,000	3,271,263
4.75% 5/15/17	4,525,000	4,853,063
4.75% 2/15/23	720,000	741,600
Lennar Corp.:
4.125% 12/1/18 (b)	2,165,000	2,208,300
4.75% 11/15/22 (b)	575,000	580,750
Toll Brothers Finance Corp. 4.375% 4/15/23	2,095,000	2,147,375
		28,350,121
Leisure - 3.0%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	5,085,000	5,746,050
NCL Corp. Ltd. 5% 2/15/18 (b)	3,340,000	3,473,600
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	2,405,000	2,489,175
7.25% 3/15/18	1,130,000	1,303,738
7.5% 10/15/27	3,280,000	3,739,200
yankee 7.25% 6/15/16	9,215,000	10,459,025
		27,210,788
Metals/Mining - 3.1%
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (b)	185,000	191,938
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	5,455,000	5,564,100
CONSOL Energy, Inc. 8% 4/1/17	4,905,000	5,309,663
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (b)	8,720,000	9,047,000
7% 11/1/15 (b)	6,055,000	6,342,613
Peabody Energy Corp. 6.25% 11/15/21	1,485,000	1,583,381
		28,038,695
Paper - 0.7%
Sappi Papier Holding GmbH 7.75% 7/15/17 (b)	5,675,000	6,313,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - 1.1%
FTI Consulting, Inc.:
6% 11/15/22 (b)	$ 1,220,000	$ 1,302,350
6.75% 10/1/20	7,775,000	8,445,983
		9,748,333
Shipping - 0.6%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	5,350,000	5,630,875
Steel - 1.6%
Steel Dynamics, Inc.:
5.25% 4/15/23 (b)	420,000	432,600
6.125% 8/15/19 (b)	4,055,000	4,440,225
7.625% 3/15/20	8,945,000	10,018,400
		14,891,225
Super Retail - 0.4%
CST Brands, Inc. 5% 5/1/23 (b)	230,000	236,038
Jaguar Land Rover PLC 5.625% 2/1/23 (b)	1,585,000	1,656,325
Netflix, Inc. 5.375% 2/1/21 (b)	1,460,000	1,500,150
		3,392,513
Technology - 2.3%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (b)	2,030,000	2,009,700
Flextronics International Ltd. 4.625% 2/15/20 (b)	870,000	889,575
IAC/InterActiveCorp 4.75% 12/15/22 (b)	3,785,000	3,803,925
NCR Corp. 4.625% 2/15/21 (b)	2,305,000	2,305,000
Nuance Communications, Inc. 5.375% 8/15/20 (b)	5,305,000	5,464,150
Softbank Corp. 4.5% 4/15/20 (b)	2,140,000	2,214,900
VeriSign, Inc. 4.625% 5/1/23 (b)	1,885,000	1,932,125
Viasystems, Inc. 7.875% 5/1/19 (b)	1,960,000	2,092,300
		20,711,675
Telecommunications - 4.9%
Altice Financing SA 7.875% 12/15/19 (b)	6,205,000	6,856,525
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	2,975,000	3,019,625
Equinix, Inc.:
4.875% 4/1/20	915,000	956,175
5.375% 4/1/23	735,000	769,913
MasTec, Inc. 4.875% 3/15/23	945,000	945,000
NeuStar, Inc. 4.5% 1/15/23 (b)	1,775,000	1,721,750
Sprint Nextel Corp.:
6% 12/1/16	6,435,000	6,960,740
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Nextel Corp.: - continued
7% 3/1/20 (b)	$ 8,885,000	$ 10,106,688
9% 11/15/18 (b)	10,610,000	13,050,300
		44,386,716
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	3,625,000	3,996,563
TOTAL NONCONVERTIBLE BONDS (Cost $758,365,637)		818,787,945
Floating Rate Loans - 2.3%

Air Transportation - 1.7%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan:
4% 10/18/18 (e)	3,356,588	3,323,022
4.25% 4/20/17 (e)	10,691,776	10,825,424
Tranche B 2LN, term loan 3.25% 4/18/16 (e)	837,900	846,279
		14,994,725
Cable TV - 0.0%
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (e)	190,000	191,900
Energy - 0.6%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	5,605,000	5,801,175
TOTAL FLOATING RATE LOANS (Cost $20,474,717)		20,987,800
Preferred Securities - 0.2%

Entertainment/Film - 0.2%
NBCUniversal Enterprise, Inc. 5.25% (b)(c) (Cost $1,311,337)	1,310,000	1,343,995
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $32,382,491)	32,382,491	32,382,491
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $812,534,182)		873,502,231
NET OTHER ASSETS (LIABILITIES) - 3.2%		29,102,553
NET ASSETS - 100%		$ 902,604,784
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $286,874,052 or 31.8% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 89,112
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 818,787,945	$ -	$ 818,787,945	$ -
Floating Rate Loans	20,987,800	-	20,987,800	-
Preferred Securities	1,343,995	-	1,343,995	-
Money Market Funds	32,382,491	32,382,491	-	-
Total Investments in Securities:	$ 873,502,231	$ 32,382,491	$ 841,119,740	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.1%
Cayman Islands	2.7%
Australia	2.3%
Liberia	2.0%
Canada	1.3%
Bermuda	1.2%
Netherlands	1.2%
Austria	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $780,151,691)	$ 841,119,740
Fidelity Central Funds (cost $32,382,491)	32,382,491
Total Investments (cost $812,534,182)		$ 873,502,231
Cash		451,811
Receivable for investments sold		9,764,514
Receivable for fund shares sold		17,797,504
Interest receivable		13,473,278
Distributions receivable from Fidelity Central Funds		3,398
Prepaid expenses		1,081
Receivable from investment adviser for expense reductions		1,054
Other receivables		7
Total assets		914,994,878

Liabilities
Payable for investments purchased Regular delivery	$ 7,483,856
Delayed delivery	2,715,000
Payable for fund shares redeemed	964,457
Distributions payable	558,505
Accrued management fee	414,554
Other affiliated payables	177,059
Other payables and accrued expenses	76,663
Total liabilities		12,390,094

Net Assets		$ 902,604,784
Net Assets consist of:
Paid in capital		$ 825,256,398
Undistributed net investment income		4,834,608
Accumulated undistributed net realized gain (loss) on investments		11,545,729
Net unrealized appreciation (depreciation) on investments		60,968,049
Net Assets, for 94,523,705 shares outstanding		$ 902,604,784
Net Asset Value, offering price and redemption price per share ($902,604,784 ÷ 94,523,705 shares)		$ 9.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2013

Investment Income
Dividends		$ 35,317
Interest		57,189,098
Income from Fidelity Central Funds		89,112
Total income		57,313,527

Expenses
Management fee	$ 5,357,097
Transfer agent fees	1,854,834
Accounting fees and expenses	342,478
Custodian fees and expenses	14,359
Independent trustees' compensation	6,437
Registration fees	52,686
Audit	79,961
Legal	3,324
Miscellaneous	9,057
Total expenses before reductions	7,720,233
Expense reductions	(2,213)	7,718,020
Net investment income (loss)		49,595,507
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		17,687,510
Change in net unrealized appreciation (depreciation) on investment securities		22,896,686
Net gain (loss)		40,584,196
Net increase (decrease) in net assets resulting from operations		$ 90,179,703

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2013	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,595,507	$ 48,550,777
Net realized gain (loss)	17,687,510	13,834,669
Change in net unrealized appreciation (depreciation)	22,896,686	(7,468,437)
Net increase (decrease) in net assets resulting from operations	90,179,703	54,917,009
Distributions to shareholders from net investment income	(47,539,060)	(48,936,166)
Distributions to shareholders from net realized gain	(10,685,856)	(19,701,911)
Total distributions	(58,224,916)	(68,638,077)
Share transactions Proceeds from sales of shares	261,749,007	410,211,609
Reinvestment of distributions	48,479,122	55,345,975
Cost of shares redeemed	(381,300,425)	(280,783,133)
Net increase (decrease) in net assets resulting from share transactions	(71,072,296)	184,774,451
Redemption fees	79,248	130,182
Total increase (decrease) in net assets	(39,038,261)	171,183,565

Net Assets
Beginning of period	941,643,045	770,459,480
End of period (including undistributed net investment income of $4,834,608 and undistributed net investment income of $5,726,016, respectively)	$ 902,604,784	$ 941,643,045
Other Information Shares
Sold	28,008,909	45,044,167
Issued in reinvestment of distributions	5,188,507	6,083,167
Redeemed	(40,677,432)	(30,880,974)
Net increase (decrease)	(7,480,016)	20,246,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 9.42	$ 9.44	$ 8.19	$ 9.77
Income from Investment Operations
Net investment income (loss) B	.489	.538	.609	.700	.663
Net realized and unrealized gain (loss)	.402	.045	.351	1.232	(1.683)
Total from investment operations	.891	.583	.960	1.932	(1.020)
Distributions from net investment income	(.468)	(.544)	(.593)	(.625)	(.577)
Distributions from net realized gain	(.104)	(.230)	(.390)	(.060)	-
Total distributions	(.572)	(.774)	(.983)	(.685)	(.577)
Redemption fees added to paid in capital B	.001	.001	.003	.003	.017
Net asset value, end of period	$ 9.55	$ 9.23	$ 9.42	$ 9.44	$ 8.19
Total Return A	9.99%	6.65%	11.06%	24.37%	(10.10)%
Ratios to Average Net Assets C,E
Expenses before reductions	.81%	.82%	.81%	.79%	.91%
Expenses net of fee waivers, if any	.81%	.82%	.81%	.79%	.85%
Expenses net of all reductions	.81%	.82%	.81%	.79%	.85%
Net investment income (loss)	5.23%	5.92%	6.57%	7.85%	8.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 902,605	$ 941,643	$ 770,459	$ 467,626	$ 345,491
Portfolio turnover rate D	47%	52%	48%	93%	44%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2013

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

(the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,467,769
Gross unrealized depreciation	(250,901)
Net unrealized appreciation (depreciation) on securities and otherinvestments	$ 63,216,868

Tax Cost	$ 810,285,363

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 5,010,973
Undistributed long-term capital gain	$ 9,119,932
Net unrealized appreciation (depreciation)	$ 63,216,868

The tax character of distributions paid was as follows:

	April 30, 2013	April 30, 2012
Ordinary Income	$ 51,745,219	$ 51,534,706
Long-term Capital Gains	6,479,697	17,103,371
Total	$ 58,224,916	$ 68,638,077

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $418,802,697 and $493,950,546, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,440 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,159.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,054.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Focused High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Focused High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Focused High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2013 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 13, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (1964)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Focused High Income Fund voted to pay on June 10, 2013, to shareholders of record at the opening of business on June 7, 2013, a distribution of $0.128 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2013, $12,433,140, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $14,745,315 of distributions paid during the period January 1, 2013 to April 30, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FFH-UANN-0613
1.801605.108

Fidelity®

Global High Income

Fund

Annual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2013	Past 1 year	Life of fundA
Fidelity Global High Income Fund	13.56%	7.77%

A From May 11, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Global High Income Fund, a class of the fund, on May 11, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill Lynch Global High Yield and Emerging Markets Plus Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds achieved strong results for the 12 months ending April 30, 2013, steadily improving after a sluggish start, particularly in Europe. Early on, investors' concern over the weak financial condition of Greece had a broad negative impact. But the tide quickly shifted amid an improving U.S. economic picture and seemingly unlimited support from major central banks around the world, especially the U.S. Federal Reserve and the European Central Bank (ECB). While the Fed was actively expanding its stimulative actions, ECB President Mario Draghi commented in July that the ECB would do "whatever it takes" to protect the eurozone from collapse. The uptrend continued through 2012 and into 2013, as U.S. economic data was generally favorable and the global taxable investment-grade bond market was generating modest returns, providing support for riskier assets. For the full 12 months, the European market fared best, with The BofA Merrill LynchSM Euro High Yield Constrained Index gaining 17.87%. Asia was nearly as strong, with The BofA Merrill LynchSM Asian Dollar High Yield Corporate Constrained Index returning 17.60%. In the U.S., high-yield bonds rose 14.01%, as measured by The BofA Merrill Lynch US High Yield Constrained Index. Turning to emerging markets, the J.P. Morgan Emerging Markets Bond Index Global advanced 11.60%.

Comments from John Carlson, Lead Portfolio Manager of Fidelity® Global High Income Fund: For the year, the fund's Retail Class shares gained 13.56%, trailing the 14.96% advance of The BofA Merrill LynchSM Global High Yield and Emerging Markets Plus Index and the 14.39% return of the Fidelity Global High Income Composite IndexSM, which we feel is a better comparison. Our asset allocation decisions provided a meaningful boost to performance versus the Composite index, as did security selection in the emerging-markets (EM) debt subportfolio. Underweighting EM debt, which had the lowest benchmark return, gave us the biggest lift, followed by our overweighting in strong-performing Asia. Our slight overweighting in Europe, the best performing of the four regions, proved modestly beneficial. Conversely, security selection overall had a negative impact, led by weak results within the U.S. high-yield subportfolio. This subportfolio returned 13%, trailing the 14% advance of its benchmark, primarily due to its relatively defensive positioning, including a sizable stake in cash. Elsewhere, security selection in Asia hurt, but to a much lesser extent. As in the U.S., this was mostly a result of our defensive positioning. Conversely, the primary contributor was security selection in the emerging-markets debt subportfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.23%
Actual		$ 1,000.00	$ 1,070.70	$ 6.32
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16
Class T	1.35%
Actual		$ 1,000.00	$ 1,070.20	$ 6.93
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class C	2.08%
Actual		$ 1,000.00	$ 1,066.20	$ 10.66
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Fidelity Global High Income Fund	.96%
Actual		$ 1,000.00	$ 1,073.20	$ 4.93
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,073.30	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.5	2.7
Ford Motor Credit Co. LLC	3.2	3.3
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	1.7	1.0
HCA, Inc.	1.7	1.8
Ally Financial, Inc.	1.5	1.9
	12.6
Top Five Countries as of April 30, 2013
(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	54.4	49.0
Luxembourg	6.4	4.3
Cayman Islands	5.0	4.4
Netherlands	4.7	5.3
United Kingdom	2.7	3.1
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.7	8.1
Diversified Financial Services	10.0	7.3
Banks & Thrifts	7.4	7.8
Energy	7.3	9.2
Automotive	6.7	6.2
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
AAA,AA,A 0.4%	AAA,AA,A 1.5%
BBB 7.4%	BBB 11.6%
BB 35.5%	BB 31.8%
B 40.2%	B 34.6%
CCC,CC,C 7.5%	CCC,CC,C 9.0%
D 0.0%	D 0.1%
Not Rated 3.1%	Not Rated 3.9%
Equities 1.4%	Equities 1.9%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Corporate Bonds 81.0%		Corporate Bonds 72.2%
	Government Obligations 3.0%		Government Obligations 9.3%
	Stocks 1.4%		Stocks 1.9%
	Preferred Securities 3.1%		Preferred Securities 2.1%
	Floating Rate Loans 7.0%		Floating Rate Loans 8.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 5.6%
* Foreign investments	41.1%	** Foreign investments	45.4%

Annual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Corporate Bonds - 81.0%
		Principal Amount (b)	Value
Convertible Bonds - 0.1%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 50,000	$ 50,563
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15		230,000	218,500
TOTAL CONVERTIBLE BONDS			269,063
Nonconvertible Bonds - 80.9%
Aerospace - 0.4%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (d)		200,000	201,500
Series 2013-1B Class B, 5.625% 1/15/21 (d)		200,000	205,000
Bombardier, Inc.:
4.25% 1/15/16 (d)		660,000	688,875
6.125% 1/15/23 (d)		185,000	199,800
GenCorp, Inc. 7.125% 3/15/21 (d)		55,000	59,263
			1,354,438
Air Transportation - 0.1%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	424,000
Continental Airlines, Inc. 6.125% 4/29/18 (d)		55,000	56,100
			480,100
Automotive - 6.6%
Affinia Group, Inc. 7.75% 5/1/21 (d)		50,000	51,438
ArvinMeritor, Inc. 8.125% 9/15/15		285,000	307,800
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	263,808
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	276,823
7.5% 9/15/17 (Reg. S)	EUR	400,000	556,733
Continental Rubber of America Corp. 4.5% 9/15/19 (d)		150,000	156,000
Delphi Corp. 6.125% 5/15/21		800,000	895,000
Fiat Finance & Trade Ltd. SA:
6.625% 3/15/18 (Reg. S)	EUR	100,000	142,362
7.625% 9/15/14	EUR	50,000	70,536
7.75% 10/17/16	EUR	650,000	945,232
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	725,903
6.25% 3/9/18	EUR	200,000	300,265
Ford Motor Co. 6.625% 10/1/28		5,000	6,015
Ford Motor Credit Co. LLC:
2.375% 1/16/18		5,000,000	5,021,870
3.875% 1/15/15		4,490,000	4,672,034
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
4.25% 2/3/17		$ 870,000	$ 936,830
5.875% 8/2/21		765,000	892,643
General Motors Acceptance Corp. 8% 11/1/31		415,000	541,575
General Motors Financial Co., Inc.:
4.75% 8/15/17 (d)		1,095,000	1,155,225
6.75% 6/1/18		2,840,000	3,237,600
Lear Corp. 4.75% 1/15/23 (d)		200,000	200,500
Penske Automotive Group, Inc. 5.75% 10/1/22 (d)		225,000	237,375
Peugeot Citroen SA 7.375% 3/6/18	EUR	450,000	621,548
PT Gadjah Tunggal Tbk:
7.75% 2/6/18 (d)		200,000	214,000
7.75% 2/6/18 (Reg. S)		400,000	428,000
Schaeffler Finance BV:
4.25% 5/15/18 (Reg. S)	EUR	100,000	134,164
4.75% 5/15/21 (d)		240,000	243,600
8.75% 2/15/19 (Reg. S)	EUR	400,000	608,536
			23,843,415
Banks & Thrifts - 5.0%
Access Finance BV 7.25% 7/25/17 (d)		200,000	212,500
Ally Financial, Inc.:
4.5% 2/11/14		230,000	234,888
4.625% 6/26/15		305,000	321,394
5.5% 2/15/17		600,000	656,250
7.5% 9/15/20		2,065,000	2,550,275
8% 3/15/20		185,000	232,638
8.3% 2/12/15		500,000	555,625
Banco Espirito Santo SA 4.75% 1/15/18	EUR	500,000	652,483
Bank of Ceylon 6.875% 5/3/17 (Reg. S)		200,000	214,500
Bank of East Asia Ltd. 8.5% (e)(g)		300,000	344,303
Bank of Ireland:
10% 7/30/16	EUR	200,000	276,725
10% 12/19/22	EUR	200,000	293,680
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (g)	EUR	450,000	529,809
BDO Unibank, Inc. 4.5% 2/16/17		400,000	416,645
Canara Bank 6.365% 11/28/21 (g)		250,000	254,536
CBA Capital Trust II 6.024% (Reg. S) (e)(g)		350,000	369,298
Commerzbank AG 7.75% 3/16/21	EUR	200,000	290,736
Fortis Banque SA 4.625% (Reg. S) (e)(g)	EUR	300,000	389,077
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (d)		200,000	214,000
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GMAC LLC:
6.75% 12/1/14		$ 1,150,000	$ 1,236,250
8% 12/31/18		30,000	36,150
8% 11/1/31		1,970,000	2,595,475
HBOS PLC 4.5% 3/18/30 (g)	EUR	350,000	421,408
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (g)		900,000	929,250
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	192,110
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	400,000	546,534
National Capital Trust II 5.486% (Reg. S) (g)		300,000	306,750
RBS Capital Trust C 4.243% (e)(g)	EUR	300,000	290,091
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	262,939
RSHB Capital SA 5.298% 12/27/17 (d)		200,000	214,000
SBB Capital Corp. 6.62% (e)(g)		300,000	311,944
State Bank of India 6.439% (e)(g)		400,000	397,979
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	201,523
UniCredit SpA:
6.375% 5/2/23 (Reg. S) (g)		200,000	202,065
6.95% 10/31/22 (Reg. S)	EUR	300,000	425,917
Woori Bank 6.208% 5/2/67 (Reg. S) (g)		600,000	649,500
			18,229,247
Broadcasting - 0.5%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	102,000
7.75% 7/15/21		5,000	5,750
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	422,741
Clear Channel Communications, Inc. 5.5% 9/15/14		500,000	491,250
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	276,000	330,765
Polish Television Holding BV 11.25% 5/15/17 (c)	EUR	360,000	516,771
			1,869,277
Building Materials - 1.8%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	211,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (d)		70,000	72,800
Associated Materials LLC 9.125% 11/1/17		65,000	70,200
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (d)		60,000	64,500
CEMEX Finance LLC:
9.375% 10/12/22 (d)		400,000	460,000
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Building Materials - continued
CEMEX Finance LLC: - continued
9.625% 12/14/17 (Reg. S)	EUR	260,000	$ 371,940
CEMEX SA de CV:
5.2836% 9/30/15 (d)(g)		345,000	357,075
5.875% 3/25/19 (d)		200,000	203,500
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	213,000
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		400,000	428,000
10.5% 4/27/17 (Reg. S)		200,000	226,500
Gibraltar Industries, Inc. 6.25% 2/1/21 (d)		30,000	32,175
HD Supply, Inc.:
8.125% 4/15/19		330,000	373,313
10.5% 1/15/21		120,000	125,700
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	392,701
8.5% 10/31/19	EUR	300,000	503,733
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	172,323
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (d)(g)		40,000	44,450
Lafarge SA 5.375% 6/26/17	EUR	650,000	931,005
Nortek, Inc. 8.5% 4/15/21 (d)		120,000	133,800
Ply Gem Industries, Inc. 8.25% 2/15/18		423,000	463,185
USG Corp.:
6.3% 11/15/16		20,000	21,300
7.875% 3/30/20 (d)		105,000	119,438
9.75% 1/15/18		135,000	160,313
West China Cement Ltd. 7.5% 1/25/16		200,000	206,000
			6,358,451
Cable TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,105,950
5.25% 3/15/21 (d)		260,000	267,150
5.75% 9/1/23 (d)		180,000	186,750
5.75% 1/15/24 (f)		1,860,000	1,929,750
6.5% 4/30/21		450,000	488,250
6.625% 1/31/22		240,000	262,800
7.375% 6/1/20		95,000	106,400
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Cable TV - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		$ 45,000	$ 47,813
CET 21 spol. s r.o. 9% 11/1/17 (Reg. S)	EUR	200,000	292,363
Cogeco Cable, Inc. 4.875% 5/1/20 (d)		115,000	117,450
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	143,877
DISH DBS Corp.:
5% 3/15/23 (d)		1,765,000	1,712,050
5.875% 7/15/22		325,000	331,500
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,021,250
Lynx I Corp. 5.375% 4/15/21 (d)		200,000	215,000
Lynx II Corp. 6.375% 4/15/23 (d)		200,000	217,000
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	400,000	566,289
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	327,591
5.5% 9/15/22 (Reg. S)	EUR	600,000	803,998
5.5% 1/15/23 (d)		200,000	207,000
7.5% 3/15/19 (Reg. S)	EUR	400,000	576,824
8.125% 12/1/17 (Reg. S)	EUR	123,557	174,231
9.5% 3/15/21 (Reg. S)	EUR	200,000	306,191
9.625% 12/1/19 (Reg S.)	EUR	100,000	148,453
UPC Holding BV 6.75% 3/15/23 (Reg. S)	EUR	150,000	202,434
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		270,000	292,275
UPCB Finance V Ltd. 7.25% 11/15/21 (d)		150,000	167,250
UPCB Finance VI Ltd. 6.875% 1/15/22 (d)		150,000	164,625
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	300,000	429,655
			12,812,169
Capital Goods - 0.8%
Anixter International, Inc. 5.625% 5/1/19		80,000	85,400
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	212,500
Franz Haniel & Compagnie GmbH 6.25% 2/8/18	EUR	500,000	756,035
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	150,000	200,999
Kion Finance SA 7.875% 4/15/18 (Reg. S)	EUR	100,000	142,889
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	146,840
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	201,198
Wendel SA:
4.375% 8/9/17	EUR	250,000	345,782
5.875% 9/17/19	EUR	100,000	146,010
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Wendel SA: - continued
5.875% 9/17/19	EUR	100,000	$ 146,116
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		400,000	390,000
6.875% 4/5/17 (Reg. S)		200,000	211,429
			2,985,198
Chemicals - 1.8%
Axiall Corp. 4.875% 5/15/23 (d)		65,000	67,438
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	226,587
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		110,000	115,500
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)		475,000	495,188
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	710,000	950,229
8.5% 2/15/16 (d)		370,000	376,013
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	100,000	136,469
Kinove German Bondco GmbH:
9.625% 6/15/18 (d)		357,000	403,410
10% 6/15/18 (Reg. S)	EUR	90,000	134,526
LyondellBasell Industries NV 6% 11/15/21		200,000	242,661
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		415,000	452,350
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (d)(g)		200,000	204,000
OXEA Finance & CY S.C.A. 9.625% 7/15/17	EUR	301,796	431,234
PolyOne Corp. 5.25% 3/15/23 (d)		250,000	257,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (d)		100,000	102,250
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	317,025
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		1,270,000	1,271,588
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75% 2/1/21 (Reg. S)	EUR	100,000	140,255
7.375% 5/1/21 (d)		150,000	159,938
			6,484,161
Consumer Products - 0.5%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (d)		190,000	199,025
Arcelik A/S 5% 4/3/23 (d)		200,000	205,500
Associated Materials LLC/AMH New Finance, Inc. 9.125% 11/1/17 (d)		285,000	307,800
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Dispensing Dynamics International 12.5% 1/1/18 (d)		$ 660,000	$ 702,900
Prestige Brands, Inc. 8.125% 2/1/20		25,000	28,656
Reddy Ice Corp. 11.25% 3/15/15		100,000	105,625
Revlon Consumer Products Corp. 5.75% 2/15/21 (d)		200,000	206,500
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (d)		45,000	49,163
6.625% 11/15/22 (d)		55,000	60,638
			1,865,807
Containers - 3.1%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	418,080	595,889
11.125% 6/1/18 pay-in-kind (d)		236,160	252,371
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	473,608
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (d)		700,000	771,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	143,548
9.125% 10/15/20 (d)		1,215,000	1,372,950
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (d)		200,000	204,000
7% 11/15/20 (d)		200,000	211,500
7.375% 10/15/17 (d)		200,000	220,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	143,548
9.125% 10/15/20 (d)		460,000	518,650
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (d)		65,000	72,150
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		1,455,000	1,485,919
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	72,275
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	209,395
6.75% 9/15/20 (Reg. S)	EUR	200,000	306,244
Rexam PLC 6.75% 6/29/67 (g)	EUR	325,000	457,815
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,137,125
6.875% 2/15/21		500,000	545,000
7.875% 8/15/19		250,000	280,000
8.25% 2/15/21		250,000	265,313
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp. 6.5% 12/1/20 (d)		$ 145,000	$ 162,038
Tekni-Plex, Inc. 9.75% 6/1/19 (d)		135,000	148,500
			11,049,588
Diversified Financial Services - 8.6%
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	200,000	264,048
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	249,241	158,329
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	300,000	444,727
CIT Group, Inc.:
4.25% 8/15/17		340,000	360,400
4.75% 2/15/15 (d)		1,095,000	1,152,488
5% 8/15/22		270,000	301,949
5.25% 3/15/18		365,000	403,325
5.375% 5/15/20		330,000	372,075
5.5% 2/15/19 (d)		575,000	648,313
Citigroup, Inc. 5.9% (e)(g)		770,000	803,945
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	312,117
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	131,973
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		850,000	913,750
International Lease Finance Corp.:
3.875% 4/15/18		825,000	835,313
4.625% 4/15/21		1,030,000	1,045,450
4.875% 4/1/15		180,000	189,198
5.625% 9/20/13		766,000	777,490
5.75% 5/15/16		120,000	130,522
5.875% 5/1/13		1,580,000	1,580,000
5.875% 8/15/22		975,000	1,074,548
6.25% 5/15/19		640,000	717,600
8.25% 12/15/20		4,640,000	5,799,949
8.625% 9/15/15		975,000	1,112,768
8.625% 1/15/22		2,435,000	3,165,500
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	551,238
Numericable Finance & Co. SCA:
8.086% 10/15/18 (Reg. S) (g)	EUR	100,000	136,304
12.375% 2/15/19 (Reg. S)	EUR	300,000	470,151
SLM Corp.:
3.875% 9/10/15		3,000,000	3,113,769
5.5% 1/25/23		990,000	992,933
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.: - continued
8% 3/25/20		$ 145,000	$ 166,388
8.45% 6/15/18		30,000	35,228
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		750,000	840,000
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	190,135
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	709,507
7.625% 1/15/20 (Reg. S)	EUR	250,000	358,046
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	300,000	443,483
8.75% 12/1/18 (Reg. S)	EUR	300,000	426,692
			31,129,651
Diversified Media - 1.2%
Block Communications, Inc. 7.25% 2/1/20 (d)		660,000	722,700
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (d)		100,000	106,250
6.5% 11/15/22 (d)		275,000	294,938
7.625% 3/15/20		65,000	69,388
7.625% 3/15/20		465,000	501,038
Lamar Media Corp. 5.875% 2/1/22		55,000	60,156
National CineMedia LLC:
6% 4/15/22		300,000	325,500
7.875% 7/15/21		35,000	39,463
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (d)		1,855,000	1,894,419
WMG Acquisition Corp.:
6% 1/15/21 (d)		65,000	69,388
6.25% 1/15/21 (Reg. S)	EUR	100,000	134,987
			4,218,227
Electric Utilities - 5.7%
Atlantic Power Corp. 9% 11/15/18		945,000	994,613
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		500,000	522,250
Calpine Corp. 7.875% 1/15/23 (d)		629,000	720,205
China Resources Power East Foundation Co. Ltd. 7.25% (e)(g)		700,000	733,021
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (d)		37,000	45,146
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (d)		60,000	63,975
10% 12/1/20		390,000	448,013
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.: - continued
10% 12/1/20 (d)		$ 2,290,000	$ 2,596,288
11.75% 3/1/22 (d)		2,620,000	2,999,900
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	65,313
9.875% 10/15/20		385,000	444,675
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	198,530
9% 6/30/17 (d)		1,465,000	1,483,313
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	438,958
Majapahit Holding BV:
7.75% 1/20/20 (Reg. S)		200,000	249,500
8% 8/7/19 (Reg. S)		100,000	125,250
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	209,050
NRG Energy, Inc. 6.625% 3/15/23 (d)		405,000	441,450
NSG Holdings II, LLC 7.75% 12/15/25 (d)		375,000	403,125
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,234,757
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	198,500
5.5% 11/22/21 (Reg. S)		200,000	222,000
Puget Energy, Inc.:
5.625% 7/15/22		120,000	134,595
6% 9/1/21		1,045,000	1,203,459
RRI Energy, Inc. 7.625% 6/15/14		540,000	573,750
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		200,000	207,500
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	142,889
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	429,852
The AES Corp.:
4.875% 5/15/23		90,000	91,800
7.375% 7/1/21		35,000	41,650
8% 10/15/17		300,000	359,250
TXU Corp.:
5.55% 11/15/14		1,361,000	1,236,809
6.5% 11/15/24		610,000	445,300
6.55% 11/15/34		1,015,000	720,650
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	200,000	285,120
			20,710,456
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Energy - 6.8%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		$ 230,000	$ 236,900
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	93,925
7% 5/20/22		180,000	201,600
Antero Resources Finance Corp. 6% 12/1/20		585,000	621,446
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (d)		205,000	209,100
Chesapeake Energy Corp.:
5.375% 6/15/21		250,000	260,625
5.75% 3/15/23		250,000	271,250
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	540,000
6.125% 7/15/22		170,000	186,575
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)		65,000	66,950
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	401,700
Continental Resources, Inc.:
4.5% 4/15/23 (d)		345,000	364,838
8.25% 10/1/19		300,000	336,750
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19 (d)		150,000	154,500
Denbury Resources, Inc. 4.625% 7/15/23		810,000	807,975
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (d)		115,000	116,150
Edgen Murray Corp. 8.75% 11/1/20 (d)		150,000	160,875
EDP Finance BV:
4.75% 9/26/16	EUR	350,000	484,742
5.75% 9/21/17	EUR	200,000	288,412
Energy Transfer Equity LP 7.5% 10/15/20		30,000	35,100
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	124,300
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (d)(g)		195,000	199,963
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	196,875
9.375% 5/1/20		565,000	656,813
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	759,200
Forest Oil Corp.:
7.25% 6/15/19		215,000	217,688
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp.: - continued
7.5% 9/15/20 (d)		$ 130,000	$ 138,450
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (d)		105,000	110,775
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	354,450
Halcon Resources Corp. 8.875% 5/15/21 (d)		135,000	144,450
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (d)		80,000	89,000
Indo Energy Finance II BV:
6.375% 1/24/23 (d)		200,000	203,500
6.375% 1/24/23		200,000	203,240
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	214,130
Israel Electric Corp. Ltd. 6.7% 2/10/17 (d)		200,000	225,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		275,000	322,438
7% 5/5/20 (d)		100,000	120,500
9.125% 7/2/18 (d)		100,000	127,750
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (d)		80,000	84,200
8.125% 12/1/19		285,000	324,188
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)		435,000	454,575
6.5% 5/15/19		335,000	353,425
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23		1,160,000	1,200,600
5.5% 2/15/23		75,000	82,313
6.25% 6/15/22		68,000	75,480
MIE Holdings Corp. 9.75% 5/12/16		400,000	434,000
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		530,000	555,175
7.5% 11/1/19 (d)		1,510,000	1,638,350
Oil States International, Inc. 6.5% 6/1/19		30,000	32,250
Pacific Drilling V Ltd. 7.25% 12/1/17 (d)		380,000	401,850
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (d)		250,000	285,375
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	564,375
Petroleos de Venezuela SA:
4.9% 10/28/14		920,000	887,800
8.5% 11/2/17 (d)		695,000	672,413
Petroleos Mexicanos:
4.875% 1/24/22		225,000	255,375
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Energy - continued
Petroleos Mexicanos: - continued
5.5% 1/21/21		$ 200,000	$ 235,000
6.625% (d)(e)		200,000	214,000
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	209,050
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,825
PT Pertamina Persero 5.25% 5/23/21 (d)		200,000	218,000
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		135,000	144,450
Range Resources Corp. 5.75% 6/1/21		250,000	273,125
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23		195,000	213,038
Rockies Express Pipeline LLC 6% 1/15/19 (d)		365,000	358,613
Rosetta Resources, Inc. 5.625% 5/1/21 (f)		225,000	234,563
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (d)		960,000	993,600
5.625% 4/15/23 (d)		400,000	411,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21		287,000	319,288
7.5% 10/1/18		245,000	267,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		80,000	89,400
Tesoro Corp.:
4.25% 10/1/17		100,000	105,250
5.375% 10/1/22		110,000	117,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		35,000	37,275
Unit Corp. 6.625% 5/15/21		650,000	693,875
Western Refining, Inc. 6.25% 4/1/21 (d)		105,000	108,150
WPX Energy, Inc.:
5.25% 1/15/17		55,000	58,850
6% 1/15/22		85,000	92,225
Yingde Gases Group Co. Ltd. 8.125% 4/22/18 (Reg. S)		200,000	207,500
Zhaikmunai International BV 7.125% 11/13/19 (d)		475,000	513,000
			24,673,956
Entertainment/Film - 0.0%
Cinemark USA, Inc.:
5.125% 12/15/22 (d)		50,000	51,750
7.375% 6/15/21		15,000	16,950
Regal Entertainment Group 5.75% 2/1/25		55,000	55,550
			124,250
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		$ 100,000	$ 104,750
5.25% 8/1/20		110,000	116,325
Covanta Holding Corp. 6.375% 10/1/22		145,000	158,666
Tervita Corp.:
8% 11/15/18 (d)		190,000	199,025
9.75% 11/1/19 (d)		355,000	348,788
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	290,387
			1,217,941
Food & Drug Retail - 1.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (d)		135,000	150,188
ESAL GmbH 6.25% 2/5/23 (d)		1,450,000	1,441,300
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		1,435,000	1,458,319
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (d)		80,000	83,500
Rite Aid Corp.:
6.875% 12/15/28 (d)		105,000	101,850
7.5% 3/1/17		1,000,000	1,030,000
7.7% 2/15/27		231,000	241,395
8% 8/15/20		750,000	856,875
9.25% 3/15/20		155,000	179,025
Tereos Finance Group I 4.25% 3/4/20	EUR	100,000	136,041
Tops Markets LLC 8.875% 12/15/17 (d)		95,000	106,524
			5,785,017
Food/Beverage/Tobacco - 0.8%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	292,363
9.875% 5/1/19 (Reg. S)	EUR	100,000	149,474
Constellation Brands, Inc.:
3.75% 5/1/21 (f)		70,000	70,000
4.25% 5/1/23 (f)		110,000	110,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (d)		100,000	110,625
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (d)(g)		60,000	63,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 4.875% 5/1/21 (d)		1,790,000	1,834,750
Post Holdings, Inc. 7.375% 2/15/22		170,000	188,700
San Miguel Corp. 4.875% 4/26/23 (Reg. S)		200,000	197,500
			3,016,412
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Gaming - 0.9%
American Casino & Entertainment Properties LLC 11% 6/15/14		$ 142,000	$ 143,065
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (d)		40,000	44,000
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		495,000	477,675
Chester Downs & Marina LLC 9.25% 2/1/20 (d)		45,000	43,313
Graton Economic Development Authority 9.625% 9/1/19 (d)		135,000	153,225
MCE Finance Ltd.:
5% 2/15/21 (d)		230,000	232,300
5% 2/15/21 (Reg. S)		200,000	202,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	310,500
6.625% 12/15/21		150,000	162,375
8.625% 2/1/19		315,000	372,488
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	54,750
Studio City Finance Ltd. 8.5% 12/1/20 (d)		760,000	851,200
			3,046,891
Healthcare - 4.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	213,525
Community Health Systems, Inc.:
5.125% 8/15/18		160,000	171,200
7.125% 7/15/20		160,000	179,400
8% 11/15/19		210,000	238,088
DaVita, Inc.:
5.75% 8/15/22		155,000	165,075
6.625% 11/1/20		300,000	328,890
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	49,838
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	433,902
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	446,486
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (d)		445,000	489,500
5.875% 1/31/22 (d)		625,000	700,000
6.5% 9/15/18 (d)		20,000	23,150
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	152,108
HCA Holdings, Inc.:
6.25% 2/15/21		195,000	214,500
7.75% 5/15/21		950,000	1,073,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
4.75% 5/1/23		$ 1,290,000	$ 1,344,825
5.875% 3/15/22		620,000	688,200
5.875% 5/1/23		340,000	367,200
6.5% 2/15/20		895,000	1,033,725
7.25% 9/15/20		1,000,000	1,110,000
7.5% 2/15/22		180,000	215,100
8.5% 4/15/19		1,000,000	1,103,750
HealthSouth Corp.:
5.75% 11/1/24		100,000	104,000
7.75% 9/15/22		270,000	295,650
IMS Health, Inc. 6% 11/1/20 (d)		95,000	101,650
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	15,431
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	550,000	775,025
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		375,000	322,500
Medi-Partenaires, SAS 7% 5/15/20 (Reg. S)	EUR	150,000	198,777
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		360,000	390,600
6.75% 10/15/22		250,000	278,125
7.5% 2/15/20		300,000	334,500
Radiation Therapy Services, Inc. 8.875% 1/15/17		415,000	394,250
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	300,000	406,147
Rural/Metro Corp. 10.125% 7/15/19 (d)		110,000	112,200
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		110,000	119,900
Sky Growth Acquisition Corp. 7.375% 10/15/20 (d)		60,000	64,050
Teleflex, Inc. 6.875% 6/1/19		40,000	43,400
Tenet Healthcare Corp.:
4.5% 4/1/21 (d)		180,000	183,600
4.75% 6/1/20 (d)		135,000	139,725
6.25% 11/1/18		85,000	95,838
6.75% 2/1/20		145,000	157,325
9.25% 2/1/15		300,000	339,375
Valeant Pharmaceuticals International 7.25% 7/15/22 (d)		25,000	28,313
VPI Escrow Corp. 6.375% 10/15/20 (d)		190,000	210,425
VWR Funding, Inc. 7.25% 9/15/17 (d)		340,000	362,100
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)		30,000	30,975
			16,245,843
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 4.8%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		$ 300,000	$ 323,250
9.875% 3/20/17 (Reg. S)		200,000	228,000
10% 11/14/16 (Reg. S)		400,000	431,000
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (d)		745,000	771,075
Beazer Homes USA, Inc. 7.25% 2/1/23 (d)		140,000	146,650
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (d)		85,000	91,375
CB Richard Ellis Services, Inc. 5% 3/15/23		350,000	358,330
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	109,620
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		200,000	222,009
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	215,261
Country Garden Holdings Co. Ltd.:
7.5% 1/10/23 (Reg. S)		300,000	312,000
10.5% 8/11/15		200,000	224,311
11.25% 4/22/17 (Reg. S)		500,000	558,750
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		800,000	872,000
Fantasia Holdings Group Co. Ltd. 13.75% 9/27/17		400,000	465,631
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		200,000	216,000
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		600,000	608,498
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		200,000	208,886
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	208,267
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		300,000	321,059
Hopson Development Holdings Ltd. 11.75% 1/21/16		200,000	215,893
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		200,000	213,000
10.25% 1/8/20 (Reg. S)		200,000	219,904
12.875% 9/18/17		200,000	238,836
13.5% 4/28/15		160,000	171,008
KWG Property Holding Ltd.:
8.625% 2/5/20 (Reg. S)		200,000	204,949
12.5% 8/18/17 (Reg. S)		400,000	454,725
12.75% 3/30/16 (Reg. S)		200,000	225,577
Longfor Properties Co. Ltd.:
6.875% 10/18/19		600,000	643,112
9.5% 4/7/16 (Reg. S)		400,000	437,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
M.D.C. Holdings, Inc. 6% 1/15/43		$ 1,160,000	$ 1,136,800
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	300,000	421,259
Odebrecht Finance Ltd. 7.5% (d)(e)		300,000	325,500
Powerlong Real Estate Holding Ltd. 13.75% 9/16/15 (Reg. S)		200,000	216,000
Realogy Corp. 9% 1/15/20 (d)		125,000	148,125
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (d)		430,000	432,150
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	131,701
13% 3/10/16 (Reg. S)		100,000	62,000
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	220,500
RPG Byty Sro 6.75% 5/1/20 (Reg. S) (f)	EUR	500,000	666,706
Ryland Group, Inc. 5.375% 10/1/22		55,000	57,063
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		300,000	299,575
8% 12/1/16 (Reg. S)		100,000	104,250
9.65% 8/3/17		300,000	330,355
11% 3/8/18		300,000	344,893
SOHO China Ltd.:
5.75% 11/7/17 (Reg. S)		200,000	202,008
7.125% 11/7/22 (Reg. S)		200,000	200,650
SPG Land (Holdings) Ltd. 13.5% 4/8/16		200,000	220,909
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		200,000	210,392
12.5% 10/16/17 (Reg. S)		200,000	230,999
Theta Capital Pte Ltd.:
6.125% 11/14/20 (Reg. S)		200,000	207,937
7% 5/16/19		200,000	216,137
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (d)		90,000	93,600
William Lyon Homes, Inc. 8.5% 11/15/20 (d)		100,000	112,000
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		600,000	652,500
Yuzhou Properties Co.:
11.75% 10/25/17 (Reg. S)		200,000	227,534
13.5% 12/15/15 (Reg. S)		100,000	111,750
			17,499,769
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	50,400
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP:
4.75% 3/1/23		$ 160,000	$ 174,000
5.875% 6/15/19		10,000	11,075
6% 10/1/21		60,000	70,013
			305,488
Insurance - 0.2%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875% 12/15/20 (d)		80,000	84,500
Assicurazioni Generali SpA 10.125% 7/10/42 (g)	EUR	200,000	324,704
MAPFRE SA:
5.125% 11/16/15	EUR	200,000	278,698
5.921% 7/24/37 (g)	EUR	150,000	184,468
			872,370
Leisure - 0.7%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (g)	EUR	400,000	574,717
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		85,000	87,975
5.625% 1/27/14	EUR	250,000	337,468
Speedway Motorsports, Inc. 6.75% 2/1/19 (d)		1,160,000	1,247,000
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (d)(g)		110,000	110,825
			2,357,985
Metals/Mining - 2.0%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	56,100
6.25% 6/1/21		35,000	32,113
ArcelorMittal SA 4.625% 11/17/17	EUR	500,000	712,679
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		300,000	319,500
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		400,000	397,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (d)		50,000	51,875
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	85,750
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		500,000	403,750
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (d)		200,000	208,000
6.875% 2/1/18 (d)		60,000	63,900
7% 11/1/15 (d)		225,000	235,688
8.25% 11/1/19 (d)		605,000	665,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		$ 100,000	$ 74,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		400,000	423,000
Inmet Mining Corp. 7.5% 6/1/21 (d)		100,000	104,500
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	409,520
New Gold, Inc.:
6.25% 11/15/22 (d)		80,000	82,400
7% 4/15/20 (d)		40,000	42,400
Polyus Gold International Ltd. 5.625% 4/29/20 (d)		200,000	204,260
Prince Mineral Holding Corp. 11.5% 12/15/19 (d)		55,000	61,325
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		500,000	545,600
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (d)		200,000	217,000
Vedanta Resources PLC:
6.75% 6/7/16 (d)		200,000	209,240
6.75% 6/7/16 (Reg. S)		400,000	418,480
8.25% 6/7/21 (d)		200,000	218,000
8.25% 6/7/21 (Reg. S)		200,000	218,000
9.5% 7/18/18 (Reg. S)		500,000	572,500
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	156,000
			7,188,080
Paper - 0.5%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (d)		45,000	48,150
Clearwater Paper Corp. 4.5% 2/1/23 (d)		215,000	213,925
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	136,634
Smurfit Kappa Acquisitions:
5.125% 9/15/18 (Reg. S)	EUR	100,000	140,058
7.25% 11/15/17 (Reg. S)	EUR	160,000	223,355
7.75% 11/15/19 (Reg. S)	EUR	120,000	174,146
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19		545,000	581,788
11.75% 1/15/19		184,000	142,140
			1,660,196
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)		$ 225,000	$ 233,438
Sheridan Group, Inc. 12.5% 4/15/14		204,251	202,209
			435,647
Railroad - 0.2%
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	200,000	253,381
4.25% 12/13/21	EUR	400,000	410,888
			664,269
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (d)		105,000	113,400
Landry's Holdings II, Inc. 10.25% 1/1/18 (d)		125,000	131,250
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	586,875
			831,525
Services - 1.1%
APX Group, Inc.:
6.375% 12/1/19 (d)		1,285,000	1,294,638
8.75% 12/1/20 (d)		300,000	316,500
ARAMARK Corp. 5.75% 3/15/20 (d)		255,000	267,113
FTI Consulting, Inc. 6% 11/15/22 (d)		205,000	218,838
Hertz Corp.:
5.875% 10/15/20		150,000	164,250
6.25% 10/15/22		105,000	117,469
Iron Mountain, Inc. 5.75% 8/15/24		125,000	128,750
Laureate Education, Inc. 9.25% 9/1/19 (d)		795,000	900,338
NES Rentals Holdings, Inc. 7.875% 5/1/18 (d)		70,000	72,100
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		300,000	320,322
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (d)		155,000	166,625
9.625% 6/15/18 pay-in-kind		90,000	98,775
			4,065,718
Shipping - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	24,970
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	9,475
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Shipping - continued
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (d)		$ 110,000	$ 123,750
Teekay Corp. 8.5% 1/15/20		1,150,000	1,262,125
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (d)		115,000	126,500
Western Express, Inc. 12.5% 4/15/15 (d)		315,000	229,950
			1,776,770
Steel - 0.9%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		400,000	419,000
CITIC Pacific Ltd. 6.875% 1/21/18 (Reg. S)		800,000	857,772
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (d)		520,000	569,400
11.25% 10/15/18 (d)		200,000	216,000
Severstal Columbus LLC 10.25% 2/15/18		975,000	1,048,125
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		140,000	153,300
6.375% 8/15/22 (d)		120,000	131,400
			3,394,997
Super Retail - 0.7%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (d)		20,000	22,550
Claire's Stores, Inc. 9% 3/15/19 (d)		1,075,000	1,232,219
CST Brands, Inc. 5% 5/1/23 (d)		65,000	66,706
Hengdeli Holding Ltd. 6.25% 1/29/18 (Reg. S)		200,000	209,534
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (d)(g)		155,000	167,206
Limited Brands, Inc. 5.625% 2/15/22		250,000	269,375
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		400,000	401,980
Sally Holdings LLC 6.875% 11/15/19		35,000	39,200
Sonic Automotive, Inc. 7% 7/15/22		105,000	117,206
			2,525,976
Technology - 3.5%
Avaya, Inc. 7% 4/1/19 (d)		905,000	871,063
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		135,000	133,650
Ceridian Corp.:
8.875% 7/15/19 (d)		135,000	157,275
11% 3/15/21 (d)		105,000	118,650
China Automation Group Ltd. 7.75% 4/20/16		200,000	198,930
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.:
6.75% 11/1/20 (d)		$ 1,905,000	$ 2,047,875
11.25% 1/15/21 (d)		535,000	556,400
Flextronics International Ltd. 4.625% 2/15/20 (d)		810,000	828,225
Freescale Semiconductor, Inc. 9.25% 4/15/18 (d)		285,000	312,788
Global A&T Electronics Ltd.:
10% 2/1/19 (d)		200,000	217,000
10% 2/1/19 (Reg. S)		200,000	217,000
IAC/InterActiveCorp 4.75% 12/15/22 (d)		205,000	206,025
Infor US, Inc. 9.375% 4/1/19		85,000	96,900
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	780,000
Nuance Communications, Inc. 5.375% 8/15/20 (d)		80,000	82,400
NXP BV/NXP Funding LLC:
2.961% 10/15/13 (g)	EUR	205,176	270,206
5.75% 2/15/21 (d)		290,000	307,400
5.75% 3/15/23 (d)		200,000	208,500
Rexel SA 7% 12/17/18	EUR	400,000	589,994
Sensata Technologies BV 4.875% 10/15/23 (d)		120,000	122,700
Softbank Corp. 4.5% 4/15/20 (d)		1,350,000	1,397,250
STATS ChipPAC Ltd.:
4.5% 3/20/18 (d)		212,000	215,445
4.5% 3/20/18 (Reg. S)		200,000	203,250
5.375% 3/31/16 (Reg. S)		300,000	311,625
SunGard Data Systems, Inc. 6.625% 11/1/19 (d)		295,000	312,331
VeriSign, Inc. 4.625% 5/1/23 (d)		745,000	763,625
Viasystems, Inc. 7.875% 5/1/19 (d)		295,000	314,913
WEX, Inc. 4.75% 2/1/23 (d)		110,000	110,275
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (d)		400,000	449,000
13.375% 10/15/19 (d)		220,000	255,750
			12,656,445
Telecommunications - 10.7%
Altice Financing SA:
7.875% 12/15/19 (d)		775,000	856,375
8% 12/15/19 (Reg. S)	EUR	400,000	579,458
Altice Finco SA 9.875% 12/15/20 (d)		665,000	757,435
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,750,000	597,323
Bakrie Telecom Pte Ltd. 11.5% 5/7/15 (Reg. S)		200,000	67,000
Bharti Airtel International BV 5.125% 3/11/23 (Reg. S)		900,000	924,840
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Bite Finance International BV 7.733% 2/15/18 (Reg. S) (g)	EUR	200,000	$ 267,341
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	183,750
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (d)		295,000	315,650
14.75% 12/1/16 (d)		665,000	921,025
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (d)		120,000	126,900
Digicel Group Ltd.:
6% 4/15/21 (d)		525,000	526,313
7% 2/15/20 (d)		200,000	208,000
8.25% 9/1/17 (d)		300,000	315,000
8.25% 9/30/20 (d)		525,000	561,750
10.5% 4/15/18 (d)		400,000	443,000
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		905,000	918,575
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	400,000	595,261
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (d)		252,279	278,316
Eileme 2 AB 11.625% 1/31/20 (d)		220,000	261,800
Frontier Communications Corp.:
7.125% 1/15/23		255,000	263,925
8.5% 4/15/20		750,000	862,500
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	793,650
Instituto Costarricense de Electricidad 6.95% 11/10/21 (d)		200,000	229,000
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)		590,000	638,675
7.25% 10/15/20		495,000	549,450
7.5% 4/1/21		2,470,000	2,778,750
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)		640,000	675,200
8.125% 6/1/23 (d)		910,000	969,150
Koninklijke KPN NV 6.125% 12/31/49 (Reg S.) (g)	EUR	250,000	335,822
Level 3 Communications, Inc. 8.875% 6/1/19 (d)		55,000	60,638
Level 3 Financing, Inc.:
7% 6/1/20 (d)		1,400,000	1,480,500
10% 2/1/18		200,000	220,500
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (d)		380,000	407,550
6.625% 4/1/23 (d)		380,000	407,550
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S)	EUR	100,000	133,670
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
NeuStar, Inc. 4.5% 1/15/23 (d)		$ 1,795,000	$ 1,741,150
NII Capital Corp. 7.625% 4/1/21		190,000	168,150
NII International Telecom S.C.A. 11.375% 8/15/19 (d)		215,000	248,325
Nokia Siemens Networks Finance AB 7.125% 4/15/20 (Reg. S)	EUR	100,000	139,544
OTE PLC:
4.625% 5/20/16	EUR	400,000	513,874
5% 8/5/13	EUR	50,000	65,927
7.25% 2/12/15	EUR	350,000	475,913
7.875% 2/7/18 (Reg. S)	EUR	200,000	280,510
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	209,000
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	200,000	249,445
5.875% 4/17/18	EUR	200,000	284,581
SBA Communications Corp. 5.625% 10/1/19 (d)		245,000	257,863
Sprint Capital Corp.:
6.875% 11/15/28		190,000	194,275
6.9% 5/1/19		815,000	885,294
8.75% 3/15/32		495,000	585,338
Sprint Nextel Corp.:
6% 11/15/22		2,225,000	2,314,000
7% 8/15/20		735,000	804,825
9% 11/15/18 (d)		505,000	621,150
Sunrise Communications International SA 8.5% 12/31/18 (Reg. S)	EUR	200,000	285,778
Telecom Italia SpA 7.75% 3/20/73 (g)	EUR	400,000	541,135
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (d)		200,000	217,500
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	136,963
6.375% 11/15/20 (Reg. S)	EUR	300,000	420,153
6.75% 8/15/24 (Reg. S)	EUR	100,000	139,926
Wind Acquisition Finance SA:
6.5% 4/30/20 (d)		1,000,000	1,047,500
7.25% 2/15/18 (d)		400,000	422,000
7.375% 2/15/18	EUR	550,000	765,971
7.375% 2/15/18 (Reg. S)	EUR	250,000	347,346
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (g)	EUR	1,157,718	1,569,285
12.25% 7/15/17 pay-in-kind (d)(g)		370,000	383,731
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.:
6.375% 8/1/23		$ 1,160,000	$ 1,194,800
7.5% 6/1/22		500,000	551,250
Ziggo Finance BV 6.125% 11/15/17	EUR	50,000	68,975
			38,643,119
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (d)		230,000	247,250
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (d)(g)		135,000	140,063
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	202,724
			590,037
TOTAL NONCONVERTIBLE BONDS			292,968,886
TOTAL CORPORATE BONDS (Cost $276,647,406)			293,237,949
Government Obligations - 3.0%

Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (d)		200,000	207,300
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		200,000	215,020
Barbados - 0.0%
Barbados Government 7% 8/4/22 (d)		100,000	105,000
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	208,750
8.95% 1/26/18		100,000	108,500
TOTAL BELARUS			317,250
Belize - 0.1%
Belize Government 5% 2/20/38 (c)(d)		388,300	271,810
Bermuda - 0.0%
Bermuda Government 5.603% 7/20/20 (d)		150,000	174,375
Bolivia - 0.1%
Plurinational State of Bolivia 4.875% 10/29/22 (d)		200,000	204,000
Government Obligations - continued
		Principal Amount (b)	Value
Brazil - 0.1%
Brazilian Federative Republic:
5.625% 1/7/41		$ 165,000	$ 207,488
10.125% 5/15/27		55,000	98,038
12.25% 3/6/30		125,000	249,688
TOTAL BRAZIL			555,214
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (d)		100,000	118,000
Colombia - 0.0%
Colombian Republic 10.375% 1/28/33		50,000	89,250
Congo - 0.1%
Congo Republic 3% 6/30/29 (c)		376,200	354,569
Dominica - 0.0%
Dominican Republic 5.875% 4/18/24 (d)		100,000	101,750
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (d)		250,000	263,125
Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (d)		200,000	224,000
Hungary - 0.0%
Hungarian Republic 4.75% 2/3/15		95,000	97,375
Iceland - 0.0%
Republic of Iceland 5.875% 5/11/22 (d)		100,000	115,375
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	226,875
Ivory Coast - 0.0%
Ivory Coast 7.1% 12/31/32 (c)		200,000	190,760
Jamaica - 0.0%
Jamaican Government 8% 6/24/19		100,000	99,500
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		200,000	198,000
Latvia - 0.1%
Latvian Republic 2.75% 1/12/20 (d)		200,000	199,500
Lebanon - 0.2%
Lebanese Republic:
6.1% 10/4/22		260,000	259,688
11.625% 5/11/16 (Reg. S)		325,000	386,750
TOTAL LEBANON			646,438
Government Obligations - continued
		Principal Amount (b)	Value
Lithuania - 0.0%
Lithuanian Republic 6.125% 3/9/21 (d)		$ 150,000	$ 184,125
Mexico - 0.2%
United Mexican States:
4.75% 3/8/44		100,000	110,000
5.125% 1/15/20		100,000	119,150
5.75% 10/12/10		200,000	236,500
6.05% 1/11/40		150,000	197,250
TOTAL MEXICO			662,900
Morocco - 0.1%
Moroccan Kingdom 4.25% 12/11/22 (d)		200,000	207,000
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (d)		200,000	223,586
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	274,688
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (d)		225,000	264,375
Panama - 0.0%
Panamanian Republic 8.875% 9/30/27		55,000	87,918
Peru - 0.1%
Peruvian Republic:
7.35% 7/21/25		100,000	145,250
8.75% 11/21/33		200,000	343,000
TOTAL PERU			488,250
Philippines - 0.1%
Philippine Republic 10.625% 3/16/25		150,000	257,070
Romania - 0.0%
Romanian Republic 6.75% 2/7/22 (d)		96,000	117,965
Russia - 0.3%
Russian Federation:
5.625% 4/4/42 (d)		400,000	477,520
7.5% 3/31/30 (Reg. S)		167,625	210,956
12.75% 6/24/28 (Reg. S)		250,000	491,875
TOTAL RUSSIA			1,180,351
Serbia - 0.1%
Republic of Serbia 6.75% 11/1/24 (d)		404,000	409,050
Government Obligations - continued
		Principal Amount (b)	Value
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 5.875% 7/25/22 (d)		$ 200,000	$ 212,000
Turkey - 0.2%
Turkish Republic:
7.5% 9/24/14	TRY	685,000	393,939
11.875% 1/15/30		150,000	285,750
TOTAL TURKEY			679,689
Ukraine - 0.1%
Ukraine Government 7.75% 9/23/20 (d)		325,000	329,485
Venezuela - 0.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		1,500	42,375
7.75% 10/13/19 (Reg. S)		110,000	102,850
TOTAL VENEZUELA			145,225
TOTAL GOVERNMENT OBLIGATIONS (Cost $10,041,582)			10,698,163
Common Stocks - 0.2%
	Shares
Chemicals - 0.2%
LyondellBasell Industries NV Class A	10,000	607,000
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	67,200
Telecommunications - 0.0%
Broadview Networks Holdings, Inc.	12,187	164,525
TOTAL COMMON STOCKS (Cost $861,618)		838,725
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.5%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	232,400
Electric Utilities - 0.3%
PPL Corp. 9.50%	20,000	1,169,000
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (d)	400	$ 404,500
TOTAL CONVERTIBLE PREFERRED STOCKS		1,805,900
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (d)	709	701,910
Goldman Sachs Group, Inc. Series J, 5.50%	20,382	524,408
U.S. Bancorp Series F, 6.50%	4,054	121,458
		1,347,776
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,369,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,717,276
TOTAL PREFERRED STOCKS (Cost $4,058,545)		4,523,176
Floating Rate Loans - 7.0%
	Principal Amount (b)
Air Transportation - 0.2%
US Airways Group, Inc. term loan 2.6992% 3/23/14 (g)	$ 675,423	674,578
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (g)	30,000	30,375
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (g)	65,000	66,138
		96,513
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (g)	104,738	106,047
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (g)	5,714	5,943
Univision Communications, Inc. term loan 4.75% 3/1/20 (g)	327,776	330,644
		442,634
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (g)	60,000	60,375
Floating Rate Loans - continued
	Principal Amount (b)	Value
Cable TV - 0.0%
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (g)	$ 40,000	$ 39,950
Consumer Products - 0.1%
Reddy Ice Corp. Tranche 1LN, term loan 6.75% 4/28/19 (g)	315,000	317,363
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (g)	19,950	20,224
		337,587
Diversified Financial Services - 0.3%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (g)	620,000	638,600
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (g)	35,000	35,263
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (g)	24,375	24,710
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (g)	68,074	68,074
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (g)	60,000	60,900
Star West Generation LLC Tranche B, term loan 5% 3/13/20 (g)	215,000	219,031
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (g)	44,884	45,614
		1,092,192
Diversified Media - 0.0%
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (g)	14,813	14,961
Electric Utilities - 0.2%
Dynegy, Inc.:
Tranche B 1LN, term loan 4% 4/16/20 (g)	32,692	32,815
Tranche B 2LN, term loan 4% 4/16/20 (g)	52,308	52,504
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7313% 10/10/17 (g)	1,000,000	733,750
		819,069
Energy - 0.4%
Alon USA Partners LP term loan 9.25% 11/13/18 (g)	108,063	111,845
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	635,000	657,225
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (g)	85,000	85,425
Floating Rate Loans - continued
	Principal Amount (b)	Value
Energy - continued
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (g)	$ 120,333	$ 121,838
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (g)	298,500	302,604
Panda Sherman Power, LLC term loan 9% 9/14/18 (g)	65,000	66,138
Panda Temple Power, LLC term loan 7.25% 4/3/19 (g)	45,000	45,788
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (g)	45,000	45,509
		1,436,372
Environmental - 0.0%
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (g)	134,663	136,682
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (g)	150,000	151,875
Tranche 2LN, term loan 5.75% 8/21/20 (g)	25,000	25,938
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (g)	85,000	85,425
		263,238
Gaming - 0.5%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (g)	70,000	70,613
Tranche 2LN, term loan 8.75% 2/20/20 (g)	70,000	71,313
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (g)	75,000	78,375
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4502% 1/28/18 (g)	1,085,808	985,371
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (g)	89,775	91,122
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (g)	615,000	622,688
		1,919,482
Healthcare - 0.4%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/8/20 (g)	420,000	426,300
Tranche B 1LN, term loan 4.5% 8/8/19 (g)	380,000	380,950
Genesis HealthCare Corp. Tranche B, term loan 10.0024% 12/4/17 (g)	293,750	292,281
Floating Rate Loans - continued
	Principal Amount (b)	Value
Healthcare - continued
MModal, Inc. Tranche B, term loan 6.75% 8/17/19 (g)	$ 225,000	$ 220,500
VWR Funding, Inc. Tranche B, term loan 4.2037% 4/3/17 (g)	204,488	207,044
		1,527,075
Homebuilders/Real Estate - 0.3%
Realogy Corp. Credit-Linked Deposit 4.4537% 10/10/16 (g)	136,821	136,479
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (g)	745,000	752,450
		888,929
Insurance - 0.7%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (g)	2,154,600	2,181,533
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (g)	310,000	333,250
		2,514,783
Leisure - 0.5%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 5/16/20 (g)	630,000	645,750
Formula One Holdings Tranche B 2LN, term loan 6% 4/28/19 (g)	990,025	1,001,163
		1,646,913
Metals/Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (g)	34,913	35,349
Tranche B 2LN, term loan 8.75% 1/25/21 (g)	20,000	20,388
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (g)	378,100	382,826
		438,563
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 4/26/19 (g)	315,000	316,575
Publishing/Printing - 0.2%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (g)	20,000	20,300
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (g)	19,800	19,998
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (g)	645,000	635,325
		675,623
Floating Rate Loans - continued
	Principal Amount (b)	Value
Restaurants - 0.4%
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (g)	$ 1,389,242	$ 1,408,344
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (g)	83,442	84,485
		1,492,829
Services - 0.2%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (g)	665,000	673,313
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (g)	39,900	40,299
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (g)	94,899	95,492
SourceHOV LLC:
Tranche 2LN, term loan 8.75% 4/30/19 (g)	30,000	30,488
Tranche B 1LN, term loan 5.25% 4/30/18 (g)	40,000	40,425
		880,017
Super Retail - 0.1%
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (g)	229,425	232,293
Technology - 1.1%
Ancestry.com, Inc. Tranche B, term loan 7% 12/28/18 (g)	753,113	763,468
First Data Corp. term loan 4.1992% 3/24/18 (g)	2,105,000	2,099,738
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (g)	270,000	284,175
Tranche B 1LN, term loan 4.5% 10/30/19 (g)	149,625	151,495
NXP BV Tranche A 1LN, term loan 4.5% 3/4/17 (g)	551,872	564,289
		3,863,165
Telecommunications - 1.0%
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (g)	148,125	148,688
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (g)	165,000	162,113
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (g)	25,000	25,625
Tranche B 1LN, term loan 6% 2/14/19 (g)	155,000	158,302
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (g)	183,744	186,041
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (g)	710,000	717,100
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (g)	10,000	10,225
Floating Rate Loans - continued
	Principal Amount (b)	Value
Telecommunications - continued
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (g)	$ 379,050	$ 385,683
Tranche 2LN, term loan 11.25% 12/21/19 (g)	310,000	328,600
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	1,117,538	1,139,888
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	317,883
		3,580,148
TOTAL FLOATING RATE LOANS (Cost $24,685,910)		25,390,546
Preferred Securities - 3.1%

Banks & Thrifts - 2.1%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (e)(g)	400,000	499,677
AMBB Capital (L) Ltd. 6.77% (e)(g)	200,000	207,500
Banque Federative du Credit Mutuel SA 4.471% (e)(g)	150,000	198,493
Barclays Bank PLC:
4.75% (e)(g)	400,000	398,261
4.875% (e)(g)	400,000	411,568
BNP Paribas SA 5.019% (e)(g)	50,000	64,818
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (e)(g)	150,000	174,580
6.117% (e)(g)	300,000	390,928
Credit Agricole SA 7.875% (e)(g)	400,000	597,737
Groupe BPCE SA 9% (e)(g)	600,000	849,983
Intesa Sanpaolo SpA:
8.047% (e)(g)	500,000	709,443
8.375% (e)(g)	500,000	724,703
JPMorgan Chase & Co. 5.15% (e)(g)	790,000	803,742
Lloyds TSB Bank PLC 2.72% (e)(g)	150,000	151,681
Natixis SA 6.307% (e)(g)	150,000	195,207
Royal Bank of Scotland Group PLC 7.0916% (e)(g)	100,000	127,221
Societe Generale:
4.196% (e)(g)	473,000	604,656
6.999% (e)(g)	200,000	277,813
7.756% (e)(g)	50,000	70,670
UniCredit International Bank Luxembourg SA 8.125% (e)(g)	100,000	145,923
Westpac Capital Trust III 5.819% (Reg. S) (e)(g)	100,000	101,493
		7,706,097
Preferred Securities - continued
	Principal Amount (b)	Value
Diversified Financial Services - 0.7%
Citigroup, Inc.:
5.35% (e)(g)	$ 1,565,000	$ 1,569,546
5.95% (e)(g)	395,000	425,612
UBS AG 4.28% (e)(g)	250,000	334,919
		2,330,077
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (e)(g)	350,000	496,712
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (e)(g)	200,000	254,792
Insurance - 0.1%
Aviva PLC 5.7% (e)(g)	200,000	273,431
TOTAL PREFERRED SECURITIES (Cost $9,788,411)		11,061,109
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $14,570,867)	14,570,867	14,570,867
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $340,654,339)		360,320,535
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,646,934
NET ASSETS - 100%		$ 361,967,469
Currency Abbreviations
EUR	-	European Monetary Unit
MXN	-	Mexican peso
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,137,423 or 27.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,094
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 232,400	$ 232,400	$ -	$ -
Energy	404,500	-	404,500	-
Financials	2,784,476	1,558,158	1,226,318	-
Materials	607,000	607,000	-	-
Telecommunication Services	164,525	-	-	164,525
Utilities	1,169,000	1,169,000	-	-
Corporate Bonds	293,237,949	-	293,237,949	-
Government Obligations	10,698,163	-	10,698,163	-
Floating Rate Loans	25,390,546	-	23,826,728	1,563,818
Preferred Securities	11,061,109	-	11,061,109	-
Money Market Funds	14,570,867	14,570,867	-	-
Total Investments in Securities:	$ 360,320,535	$ 18,137,425	$ 340,454,767	$ 1,728,343
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	58.9%
Luxembourg	6.4%
Cayman Islands	5.0%
Netherlands	4.7%
United Kingdom	2.7%
France	2.3%
Ireland	1.8%
Germany	1.6%
British Virgin Islands	1.2%
Bermuda	1.1%
Hong Kong	1.0%
Others (Individually Less Than 1%)	13.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $326,083,472)	$ 345,749,668
Fidelity Central Funds (cost $14,570,867)	14,570,867
Total Investments (cost $340,654,339)		$ 360,320,535
Cash		225,261
Foreign currency held at value (cost $594,755)		600,189
Receivable for investments sold		1,081,322
Receivable for fund shares sold		1,456,516
Dividends receivable		18,157
Interest receivable		5,568,337
Distributions receivable from Fidelity Central Funds		2,328
Prepaid expenses		351
Receivable from investment adviser for expense reductions		521
Other receivables		155
Total assets		369,273,672

Liabilities
Payable for investments purchased Regular delivery	$ 3,445,689
Delayed delivery	2,930,975
Payable for fund shares redeemed	445,211
Distributions payable	141,252
Accrued management fee	211,746
Distribution and service plan fees payable	4,075
Other affiliated payables	49,951
Other payables and accrued expenses	77,304
Total liabilities		7,306,203

Net Assets		$ 361,967,469
Net Assets consist of:
Paid in capital		$ 336,467,942
Undistributed net investment income		1,123,615
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,696,734
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,679,178
Net Assets		$ 361,967,469

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,418,626 ÷ 613,343 shares)	$ 10.46

Maximum offering price per share (100/96.00 of $10.46)	$ 10.90
Class T: Net Asset Value and redemption price per share ($1,348,591 ÷ 128,876 shares)	$ 10.46

Maximum offering price per share (100/96.00 of $10.46)	$ 10.90
Class C: Net Asset Value and offering price per share ($2,941,016 ÷ 281,034 shares)A	$ 10.46

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($345,209,942 ÷ 32,986,059 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,049,294 ÷ 578,023 shares)	$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2013

Investment Income
Dividends		$ 776,382
Interest		17,523,178
Income from Fidelity Central Funds		27,094
Total income		18,326,654

Expenses
Management fee	$ 2,023,462
Transfer agent fees	341,558
Distribution and service plan fees	83,018
Accounting fees and expenses	146,652
Custodian fees and expenses	28,952
Independent trustees' compensation	1,823
Registration fees	96,497
Audit	73,299
Legal	1,097
Miscellaneous	1,905
Total expenses before reductions	2,798,263
Expense reductions	(554)	2,797,709
Net investment income (loss)		15,528,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,890,698
Foreign currency transactions	1,195
Total net realized gain (loss)		5,891,893
Change in net unrealized appreciation (depreciation) on: Investment securities	14,143,329
Assets and liabilities in foreign currencies	11,410
Total change in net unrealized appreciation (depreciation)		14,154,739
Net gain (loss)		20,046,632
Net increase (decrease) in net assets resulting from operations		$ 35,575,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2013	For the period May 11, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,528,945	$ 6,704,813
Net realized gain (loss)	5,891,893	(422,698)
Change in net unrealized appreciation (depreciation)	14,154,739	5,524,439
Net increase (decrease) in net assets resulting from operations	35,575,577	11,806,554
Distributions to shareholders from net investment income	(14,097,015)	(6,036,946)
Distributions to shareholders from net realized gain	(1,212,437)	-
Total distributions	(15,309,452)	(6,036,946)
Share transactions - net increase (decrease)	103,184,369	232,610,907
Redemption fees	77,615	58,845
Total increase (decrease) in net assets	123,528,109	238,439,360

Net Assets
Beginning of period	238,439,360	-
End of period (including undistributed net investment income of $1,123,615 and undistributed net investment income of $276,966, respectively)	$ 361,967,469	$ 238,439,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.526	.476
Net realized and unrealized gain (loss)	.714	(.317) H
Total from investment operations	1.240	.159
Distributions from net investment income	(.477)	(.423)
Distributions from net realized gain	(.046)	-
Total distributions	(.523)	(.423)
Redemption fees added to paid in capital E	.003	.004
Net asset value, end of period	$ 10.46	$ 9.74
Total Return B,C,D	13.13%	1.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.24%	1.38% A
Expenses net of fee waivers, if any	1.24%	1.25% A
Expenses net of all reductions	1.24%	1.25% A
Net investment income (loss)	5.25%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,419	$ 10,102
Portfolio turnover rate G	55%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.523	.477
Net realized and unrealized gain (loss)	.712	(.318) H
Total from investment operations	1.235	.159
Distributions from net investment income	(.472)	(.423)
Distributions from net realized gain	(.046)	-
Total distributions	(.518)	(.423)
Redemption fees added to paid in capital E	.003	.004
Net asset value, end of period	$ 10.46	$ 9.74
Total Return B,C,D	13.08%	1.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.25%	1.39% A
Expenses net of fee waivers, if any	1.25%	1.25% A
Expenses net of all reductions	1.25%	1.25% A
Net investment income (loss)	5.24%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,349	$ 9,362
Portfolio turnover rate G	55%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.448	.407
Net realized and unrealized gain (loss)	.712	(.317) H
Total from investment operations	1.160	.090
Distributions from net investment income	(.397)	(.354)
Distributions from net realized gain	(.046)	-
Total distributions	(.443)	(.354)
Redemption fees added to paid in capital E	.003	.004
Net asset value, end of period	$ 10.46	$ 9.74
Total Return B,C,D	12.23%	1.07%
Ratios to Average Net Assets F,J
Expenses before reductions	2.01%	2.15% A
Expenses net of fee waivers, if any	2.00%	2.00% A
Expenses net of all reductions	2.00%	2.00% A
Net investment income (loss)	4.49%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,941	$ 9,878
Portfolio turnover rate G	55%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global High Income Fund

Years ended April 30,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.555	.495
Net realized and unrealized gain (loss)	.724	(.312) G
Total from investment operations	1.279	.183
Distributions from net investment income	(.506)	(.447)
Distributions from net realized gain	(.046)	-
Total distributions	(.552)	(.447)
Redemption fees added to paid in capital D	.003	.004
Net asset value, end of period	$ 10.47	$ 9.74
Total Return B,C	13.56%	2.06%
Ratios to Average Net Assets E,I
Expenses before reductions	.96%	1.07% A
Expenses net of fee waivers, if any	.96%	1.00% A
Expenses net of all reductions	.96%	1.00% A
Net investment income (loss)	5.53%	5.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 345,210	$ 197,480
Portfolio turnover rate F	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.549	.499
Net realized and unrealized gain (loss)	.728	(.317) G
Total from investment operations	1.277	.182
Distributions from net investment income	(.504)	(.446)
Distributions from net realized gain	(.046)	-
Total distributions	(.550)	(.446)
Redemption fees added to paid in capital D	.003	.004
Net asset value, end of period	$ 10.47	$ 9.74
Total Return B,C	13.54%	2.05%
Ratios to Average Net Assets E,I
Expenses before reductions	.98%	1.13% A
Expenses net of fee waivers, if any	.98%	1.00% A
Expenses net of all reductions	.98%	1.00% A
Net investment income (loss)	5.51%	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,049	$ 11,617
Portfolio turnover rate F	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2013

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management and Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,967,924
Gross unrealized depreciation	(1,374,946)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,592,978

Tax Cost	$ 339,727,557

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,255,686
Undistributed long-term capital gain	$ 3,671,799
Net unrealized appreciation (depreciation)	$ 20,605,960

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2013	April 30, 2012
Ordinary Income	$ 15,256,737	$ 6,036,946
Long-term Capital Gains	52,715	-
Total	$ 15,309,452	$ 6,036,946

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $250,951,545 and $146,531,080, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 20,228	$ 8,902
Class T	-%	.25%	10,314	8,376
Class C	.75%	.25%	52,476	42,475
			$ 83,018	$ 59,753

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,721
Class T	844
Class C*	927
$ 4,492

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 12,276.15
Class T	7,388.18
Class C	10,148.19
Fidelity Global High Income Fund	301,785.12
Institutional Class	9,961.15
	$ 341,558

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $739 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class C	2.00%	$ 521

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2013	2012 A
From net investment income
Class A	$ 385,177	$ 402,965
Class T	201,653	387,723
Class C	213,823	336,670
Fidelity Global High Income Fund	12,959,407	4,456,971
Institutional Class	336,955	452,617
Total	$ 14,097,015	$ 6,036,946

Annual Report

8. Distributions to Shareholders - continued

Years ended April 30,	2013	2012 A
From net realized gain
Class A	$ 33,983	$ -
Class T	6,672	-
Class C	12,006	-
Fidelity Global High Income Fund	1,143,686	-
Institutional Class	16,090	-
Total	$ 1,212,437	$ -

A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2013	2012 A	2013	2012 A
Class A
Shares sold	891,994	1,008,044	$ 9,007,648	$ 10,024,439
Reinvestment of distributions	35,775	41,780	356,668	398,734
Shares redeemed	(1,351,772)	(12,478)	(13,585,735)	(116,852)
Net increase (decrease)	(424,003)	1,037,346	$ (4,221,419)	$ 10,306,321
Class T
Shares sold	89,413	921,272	$ 908,160	$ 9,193,674
Reinvestment of distributions	20,699	40,469	203,219	386,240
Shares redeemed	(942,577)	(400)	(9,376,834)	(3,622)
Net increase (decrease)	(832,465)	961,341	$ (8,265,455)	$ 9,576,292
Class C
Shares sold	227,901	984,643	$ 2,307,855	$ 9,801,675
Reinvestment of distributions	21,503	35,061	212,206	334,568
Shares redeemed	(982,676)	(5,398)	(9,789,298)	(51,628)
Net increase (decrease)	(733,272)	1,014,306	$ (7,269,237)	$ 10,084,615
Fidelity Global High Income Fund
Shares sold	18,772,878	23,708,542	$ 190,172,629	$ 223,736,089
Reinvestment of distributions	1,286,561	434,668	12,953,475	4,160,533
Shares redeemed	(7,351,380)	(3,865,210)	(74,166,575)	(36,979,231)
Net increase (decrease)	12,708,059	20,278,000	$ 128,959,529	$ 190,917,391
Institutional Class
Shares sold	401,857	1,200,015	$ 4,107,801	$ 11,782,075
Reinvestment of distributions	25,921	44,896	255,111	428,550
Shares redeemed	(1,042,691)	(51,975)	(10,381,961)	(484,337)
Net increase (decrease)	(614,913)	1,192,936	$ (6,019,049)	$ 11,726,288

A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

Annual Report

Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Global High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2013 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 21, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present).Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously,Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (1964)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMRCo., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Global High Income Fund	06/10/2013	06/07/2013	$0.141

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2013, $3,724,514, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,950,898 of distributions paid during the period January 1, 2013 to April 30, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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Fidelity Advisor®

Global High Income

Fund - Class A, Class T, and Class C

Annual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T,
and Class C are
classes of Fidelity®
Global High Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2013	Past 1 year	Life of fund A
Class A (incl. 4.00% sales charge)	8.61%	5.22%
Class T (incl. 4.00% sales charge)	8.56%	5.20%
Class C (incl. contingent deferred sales charge) B	11.23%	6.60%

A From May 11, 2011.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global High Income Fund - Class A on May 11, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM Global High Yield and Emerging Markets Plus Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds achieved strong results for the 12 months ending April 30, 2013, steadily improving after a sluggish start, particularly in Europe. Early on, investors' concern over the weak financial condition of Greece had a broad negative impact. But the tide quickly shifted amid an improving U.S. economic picture and seemingly unlimited support from major central banks around the world, especially the U.S. Federal Reserve and the European Central Bank (ECB). While the Fed was actively expanding its stimulative actions, ECB President Mario Draghi commented in July that the ECB would do "whatever it takes" to protect the eurozone from collapse. The uptrend continued through 2012 and into 2013, as U.S. economic data was generally favorable and the global taxable investment-grade bond market was generating modest returns, providing support for riskier assets. For the full 12 months, the European market fared best, with The BofA Merrill LynchSM Euro High Yield Constrained Index gaining 17.87%. Asia was nearly as strong, with The BofA Merrill LynchSM Asian Dollar High Yield Corporate Constrained Index returning 17.60%. In the U.S., high-yield bonds rose 14.01%, as measured by The BofA Merrill Lynch US High Yield Constrained Index. Turning to emerging markets, the J.P. Morgan Emerging Markets Bond Index Global advanced 11.60%.

Comments from John Carlson, Lead Portfolio Manager of Fidelity Advisor® Global High Income Fund: For the year, the fund's Class A, Class T and Class C shares gained 13.13%, 13.08% and 12.23%, respectively (excluding sales charges), trailing the 14.96% advance of The BofA Merrill LynchSM Global High Yield and Emerging Markets Plus Index and the 14.39% return of the Fidelity Global High Income Composite IndexSM, which we feel is a better comparison. Our asset allocation decisions provided a meaningful boost to performance versus the Composite index, as did security selection in the emerging-markets (EM) debt subportfolio. Underweighting EM debt, which had the lowest benchmark return, gave us the biggest lift, followed by our overweighting in strong-performing Asia. Our slight overweighting in Europe, the best performing of the four regions, proved modestly beneficial. Conversely, security selection overall had a negative impact, led by weak results within the U.S. high-yield subportfolio. This subportfolio returned 13%, trailing the 14% advance of its benchmark, primarily due to its relatively defensive positioning, including a sizable stake in cash. Elsewhere, security selection in Asia hurt, but to a much lesser extent. As in the U.S., this was mostly a result of our defensive positioning. Conversely, the primary contributor was security selection in the emerging-markets debt subportfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.23%
Actual		$ 1,000.00	$ 1,070.70	$ 6.32
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16
Class T	1.35%
Actual		$ 1,000.00	$ 1,070.20	$ 6.93
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class C	2.08%
Actual		$ 1,000.00	$ 1,066.20	$ 10.66
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Fidelity Global High Income Fund	.96%
Actual		$ 1,000.00	$ 1,073.20	$ 4.93
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,073.30	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.5	2.7
Ford Motor Credit Co. LLC	3.2	3.3
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	1.7	1.0
HCA, Inc.	1.7	1.8
Ally Financial, Inc.	1.5	1.9
	12.6
Top Five Countries as of April 30, 2013
(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	54.4	49.0
Luxembourg	6.4	4.3
Cayman Islands	5.0	4.4
Netherlands	4.7	5.3
United Kingdom	2.7	3.1
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.7	8.1
Diversified Financial Services	10.0	7.3
Banks & Thrifts	7.4	7.8
Energy	7.3	9.2
Automotive	6.7	6.2
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
AAA,AA,A 0.4%	AAA,AA,A 1.5%
BBB 7.4%	BBB 11.6%
BB 35.5%	BB 31.8%
B 40.2%	B 34.6%
CCC,CC,C 7.5%	CCC,CC,C 9.0%
D 0.0%	D 0.1%
Not Rated 3.1%	Not Rated 3.9%
Equities 1.4%	Equities 1.9%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Corporate Bonds 81.0%		Corporate Bonds 72.2%
	Government Obligations 3.0%		Government Obligations 9.3%
	Stocks 1.4%		Stocks 1.9%
	Preferred Securities 3.1%		Preferred Securities 2.1%
	Floating Rate Loans 7.0%		Floating Rate Loans 8.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 5.6%
* Foreign investments	41.1%	** Foreign investments	45.4%

Annual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Corporate Bonds - 81.0%
		Principal Amount (b)	Value
Convertible Bonds - 0.1%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 50,000	$ 50,563
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15		230,000	218,500
TOTAL CONVERTIBLE BONDS			269,063
Nonconvertible Bonds - 80.9%
Aerospace - 0.4%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (d)		200,000	201,500
Series 2013-1B Class B, 5.625% 1/15/21 (d)		200,000	205,000
Bombardier, Inc.:
4.25% 1/15/16 (d)		660,000	688,875
6.125% 1/15/23 (d)		185,000	199,800
GenCorp, Inc. 7.125% 3/15/21 (d)		55,000	59,263
			1,354,438
Air Transportation - 0.1%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	424,000
Continental Airlines, Inc. 6.125% 4/29/18 (d)		55,000	56,100
			480,100
Automotive - 6.6%
Affinia Group, Inc. 7.75% 5/1/21 (d)		50,000	51,438
ArvinMeritor, Inc. 8.125% 9/15/15		285,000	307,800
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	263,808
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	276,823
7.5% 9/15/17 (Reg. S)	EUR	400,000	556,733
Continental Rubber of America Corp. 4.5% 9/15/19 (d)		150,000	156,000
Delphi Corp. 6.125% 5/15/21		800,000	895,000
Fiat Finance & Trade Ltd. SA:
6.625% 3/15/18 (Reg. S)	EUR	100,000	142,362
7.625% 9/15/14	EUR	50,000	70,536
7.75% 10/17/16	EUR	650,000	945,232
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	725,903
6.25% 3/9/18	EUR	200,000	300,265
Ford Motor Co. 6.625% 10/1/28		5,000	6,015
Ford Motor Credit Co. LLC:
2.375% 1/16/18		5,000,000	5,021,870
3.875% 1/15/15		4,490,000	4,672,034
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
4.25% 2/3/17		$ 870,000	$ 936,830
5.875% 8/2/21		765,000	892,643
General Motors Acceptance Corp. 8% 11/1/31		415,000	541,575
General Motors Financial Co., Inc.:
4.75% 8/15/17 (d)		1,095,000	1,155,225
6.75% 6/1/18		2,840,000	3,237,600
Lear Corp. 4.75% 1/15/23 (d)		200,000	200,500
Penske Automotive Group, Inc. 5.75% 10/1/22 (d)		225,000	237,375
Peugeot Citroen SA 7.375% 3/6/18	EUR	450,000	621,548
PT Gadjah Tunggal Tbk:
7.75% 2/6/18 (d)		200,000	214,000
7.75% 2/6/18 (Reg. S)		400,000	428,000
Schaeffler Finance BV:
4.25% 5/15/18 (Reg. S)	EUR	100,000	134,164
4.75% 5/15/21 (d)		240,000	243,600
8.75% 2/15/19 (Reg. S)	EUR	400,000	608,536
			23,843,415
Banks & Thrifts - 5.0%
Access Finance BV 7.25% 7/25/17 (d)		200,000	212,500
Ally Financial, Inc.:
4.5% 2/11/14		230,000	234,888
4.625% 6/26/15		305,000	321,394
5.5% 2/15/17		600,000	656,250
7.5% 9/15/20		2,065,000	2,550,275
8% 3/15/20		185,000	232,638
8.3% 2/12/15		500,000	555,625
Banco Espirito Santo SA 4.75% 1/15/18	EUR	500,000	652,483
Bank of Ceylon 6.875% 5/3/17 (Reg. S)		200,000	214,500
Bank of East Asia Ltd. 8.5% (e)(g)		300,000	344,303
Bank of Ireland:
10% 7/30/16	EUR	200,000	276,725
10% 12/19/22	EUR	200,000	293,680
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (g)	EUR	450,000	529,809
BDO Unibank, Inc. 4.5% 2/16/17		400,000	416,645
Canara Bank 6.365% 11/28/21 (g)		250,000	254,536
CBA Capital Trust II 6.024% (Reg. S) (e)(g)		350,000	369,298
Commerzbank AG 7.75% 3/16/21	EUR	200,000	290,736
Fortis Banque SA 4.625% (Reg. S) (e)(g)	EUR	300,000	389,077
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (d)		200,000	214,000
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GMAC LLC:
6.75% 12/1/14		$ 1,150,000	$ 1,236,250
8% 12/31/18		30,000	36,150
8% 11/1/31		1,970,000	2,595,475
HBOS PLC 4.5% 3/18/30 (g)	EUR	350,000	421,408
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (g)		900,000	929,250
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	192,110
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	400,000	546,534
National Capital Trust II 5.486% (Reg. S) (g)		300,000	306,750
RBS Capital Trust C 4.243% (e)(g)	EUR	300,000	290,091
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	262,939
RSHB Capital SA 5.298% 12/27/17 (d)		200,000	214,000
SBB Capital Corp. 6.62% (e)(g)		300,000	311,944
State Bank of India 6.439% (e)(g)		400,000	397,979
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	201,523
UniCredit SpA:
6.375% 5/2/23 (Reg. S) (g)		200,000	202,065
6.95% 10/31/22 (Reg. S)	EUR	300,000	425,917
Woori Bank 6.208% 5/2/67 (Reg. S) (g)		600,000	649,500
			18,229,247
Broadcasting - 0.5%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	102,000
7.75% 7/15/21		5,000	5,750
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	422,741
Clear Channel Communications, Inc. 5.5% 9/15/14		500,000	491,250
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	276,000	330,765
Polish Television Holding BV 11.25% 5/15/17 (c)	EUR	360,000	516,771
			1,869,277
Building Materials - 1.8%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	211,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (d)		70,000	72,800
Associated Materials LLC 9.125% 11/1/17		65,000	70,200
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (d)		60,000	64,500
CEMEX Finance LLC:
9.375% 10/12/22 (d)		400,000	460,000
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Building Materials - continued
CEMEX Finance LLC: - continued
9.625% 12/14/17 (Reg. S)	EUR	260,000	$ 371,940
CEMEX SA de CV:
5.2836% 9/30/15 (d)(g)		345,000	357,075
5.875% 3/25/19 (d)		200,000	203,500
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	213,000
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		400,000	428,000
10.5% 4/27/17 (Reg. S)		200,000	226,500
Gibraltar Industries, Inc. 6.25% 2/1/21 (d)		30,000	32,175
HD Supply, Inc.:
8.125% 4/15/19		330,000	373,313
10.5% 1/15/21		120,000	125,700
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	392,701
8.5% 10/31/19	EUR	300,000	503,733
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	172,323
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (d)(g)		40,000	44,450
Lafarge SA 5.375% 6/26/17	EUR	650,000	931,005
Nortek, Inc. 8.5% 4/15/21 (d)		120,000	133,800
Ply Gem Industries, Inc. 8.25% 2/15/18		423,000	463,185
USG Corp.:
6.3% 11/15/16		20,000	21,300
7.875% 3/30/20 (d)		105,000	119,438
9.75% 1/15/18		135,000	160,313
West China Cement Ltd. 7.5% 1/25/16		200,000	206,000
			6,358,451
Cable TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,105,950
5.25% 3/15/21 (d)		260,000	267,150
5.75% 9/1/23 (d)		180,000	186,750
5.75% 1/15/24 (f)		1,860,000	1,929,750
6.5% 4/30/21		450,000	488,250
6.625% 1/31/22		240,000	262,800
7.375% 6/1/20		95,000	106,400
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Cable TV - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		$ 45,000	$ 47,813
CET 21 spol. s r.o. 9% 11/1/17 (Reg. S)	EUR	200,000	292,363
Cogeco Cable, Inc. 4.875% 5/1/20 (d)		115,000	117,450
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	143,877
DISH DBS Corp.:
5% 3/15/23 (d)		1,765,000	1,712,050
5.875% 7/15/22		325,000	331,500
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,021,250
Lynx I Corp. 5.375% 4/15/21 (d)		200,000	215,000
Lynx II Corp. 6.375% 4/15/23 (d)		200,000	217,000
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	400,000	566,289
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	327,591
5.5% 9/15/22 (Reg. S)	EUR	600,000	803,998
5.5% 1/15/23 (d)		200,000	207,000
7.5% 3/15/19 (Reg. S)	EUR	400,000	576,824
8.125% 12/1/17 (Reg. S)	EUR	123,557	174,231
9.5% 3/15/21 (Reg. S)	EUR	200,000	306,191
9.625% 12/1/19 (Reg S.)	EUR	100,000	148,453
UPC Holding BV 6.75% 3/15/23 (Reg. S)	EUR	150,000	202,434
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		270,000	292,275
UPCB Finance V Ltd. 7.25% 11/15/21 (d)		150,000	167,250
UPCB Finance VI Ltd. 6.875% 1/15/22 (d)		150,000	164,625
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	300,000	429,655
			12,812,169
Capital Goods - 0.8%
Anixter International, Inc. 5.625% 5/1/19		80,000	85,400
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	212,500
Franz Haniel & Compagnie GmbH 6.25% 2/8/18	EUR	500,000	756,035
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	150,000	200,999
Kion Finance SA 7.875% 4/15/18 (Reg. S)	EUR	100,000	142,889
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	146,840
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	201,198
Wendel SA:
4.375% 8/9/17	EUR	250,000	345,782
5.875% 9/17/19	EUR	100,000	146,010
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Wendel SA: - continued
5.875% 9/17/19	EUR	100,000	$ 146,116
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		400,000	390,000
6.875% 4/5/17 (Reg. S)		200,000	211,429
			2,985,198
Chemicals - 1.8%
Axiall Corp. 4.875% 5/15/23 (d)		65,000	67,438
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	226,587
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		110,000	115,500
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)		475,000	495,188
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	710,000	950,229
8.5% 2/15/16 (d)		370,000	376,013
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	100,000	136,469
Kinove German Bondco GmbH:
9.625% 6/15/18 (d)		357,000	403,410
10% 6/15/18 (Reg. S)	EUR	90,000	134,526
LyondellBasell Industries NV 6% 11/15/21		200,000	242,661
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		415,000	452,350
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (d)(g)		200,000	204,000
OXEA Finance & CY S.C.A. 9.625% 7/15/17	EUR	301,796	431,234
PolyOne Corp. 5.25% 3/15/23 (d)		250,000	257,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (d)		100,000	102,250
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	317,025
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		1,270,000	1,271,588
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75% 2/1/21 (Reg. S)	EUR	100,000	140,255
7.375% 5/1/21 (d)		150,000	159,938
			6,484,161
Consumer Products - 0.5%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (d)		190,000	199,025
Arcelik A/S 5% 4/3/23 (d)		200,000	205,500
Associated Materials LLC/AMH New Finance, Inc. 9.125% 11/1/17 (d)		285,000	307,800
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Dispensing Dynamics International 12.5% 1/1/18 (d)		$ 660,000	$ 702,900
Prestige Brands, Inc. 8.125% 2/1/20		25,000	28,656
Reddy Ice Corp. 11.25% 3/15/15		100,000	105,625
Revlon Consumer Products Corp. 5.75% 2/15/21 (d)		200,000	206,500
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (d)		45,000	49,163
6.625% 11/15/22 (d)		55,000	60,638
			1,865,807
Containers - 3.1%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	418,080	595,889
11.125% 6/1/18 pay-in-kind (d)		236,160	252,371
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	473,608
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (d)		700,000	771,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	143,548
9.125% 10/15/20 (d)		1,215,000	1,372,950
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (d)		200,000	204,000
7% 11/15/20 (d)		200,000	211,500
7.375% 10/15/17 (d)		200,000	220,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	143,548
9.125% 10/15/20 (d)		460,000	518,650
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (d)		65,000	72,150
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		1,455,000	1,485,919
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	72,275
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	209,395
6.75% 9/15/20 (Reg. S)	EUR	200,000	306,244
Rexam PLC 6.75% 6/29/67 (g)	EUR	325,000	457,815
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,137,125
6.875% 2/15/21		500,000	545,000
7.875% 8/15/19		250,000	280,000
8.25% 2/15/21		250,000	265,313
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp. 6.5% 12/1/20 (d)		$ 145,000	$ 162,038
Tekni-Plex, Inc. 9.75% 6/1/19 (d)		135,000	148,500
			11,049,588
Diversified Financial Services - 8.6%
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	200,000	264,048
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	249,241	158,329
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	300,000	444,727
CIT Group, Inc.:
4.25% 8/15/17		340,000	360,400
4.75% 2/15/15 (d)		1,095,000	1,152,488
5% 8/15/22		270,000	301,949
5.25% 3/15/18		365,000	403,325
5.375% 5/15/20		330,000	372,075
5.5% 2/15/19 (d)		575,000	648,313
Citigroup, Inc. 5.9% (e)(g)		770,000	803,945
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	312,117
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	131,973
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		850,000	913,750
International Lease Finance Corp.:
3.875% 4/15/18		825,000	835,313
4.625% 4/15/21		1,030,000	1,045,450
4.875% 4/1/15		180,000	189,198
5.625% 9/20/13		766,000	777,490
5.75% 5/15/16		120,000	130,522
5.875% 5/1/13		1,580,000	1,580,000
5.875% 8/15/22		975,000	1,074,548
6.25% 5/15/19		640,000	717,600
8.25% 12/15/20		4,640,000	5,799,949
8.625% 9/15/15		975,000	1,112,768
8.625% 1/15/22		2,435,000	3,165,500
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	551,238
Numericable Finance & Co. SCA:
8.086% 10/15/18 (Reg. S) (g)	EUR	100,000	136,304
12.375% 2/15/19 (Reg. S)	EUR	300,000	470,151
SLM Corp.:
3.875% 9/10/15		3,000,000	3,113,769
5.5% 1/25/23		990,000	992,933
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.: - continued
8% 3/25/20		$ 145,000	$ 166,388
8.45% 6/15/18		30,000	35,228
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		750,000	840,000
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	190,135
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	709,507
7.625% 1/15/20 (Reg. S)	EUR	250,000	358,046
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	300,000	443,483
8.75% 12/1/18 (Reg. S)	EUR	300,000	426,692
			31,129,651
Diversified Media - 1.2%
Block Communications, Inc. 7.25% 2/1/20 (d)		660,000	722,700
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (d)		100,000	106,250
6.5% 11/15/22 (d)		275,000	294,938
7.625% 3/15/20		65,000	69,388
7.625% 3/15/20		465,000	501,038
Lamar Media Corp. 5.875% 2/1/22		55,000	60,156
National CineMedia LLC:
6% 4/15/22		300,000	325,500
7.875% 7/15/21		35,000	39,463
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (d)		1,855,000	1,894,419
WMG Acquisition Corp.:
6% 1/15/21 (d)		65,000	69,388
6.25% 1/15/21 (Reg. S)	EUR	100,000	134,987
			4,218,227
Electric Utilities - 5.7%
Atlantic Power Corp. 9% 11/15/18		945,000	994,613
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		500,000	522,250
Calpine Corp. 7.875% 1/15/23 (d)		629,000	720,205
China Resources Power East Foundation Co. Ltd. 7.25% (e)(g)		700,000	733,021
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (d)		37,000	45,146
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (d)		60,000	63,975
10% 12/1/20		390,000	448,013
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.: - continued
10% 12/1/20 (d)		$ 2,290,000	$ 2,596,288
11.75% 3/1/22 (d)		2,620,000	2,999,900
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	65,313
9.875% 10/15/20		385,000	444,675
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	198,530
9% 6/30/17 (d)		1,465,000	1,483,313
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	438,958
Majapahit Holding BV:
7.75% 1/20/20 (Reg. S)		200,000	249,500
8% 8/7/19 (Reg. S)		100,000	125,250
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	209,050
NRG Energy, Inc. 6.625% 3/15/23 (d)		405,000	441,450
NSG Holdings II, LLC 7.75% 12/15/25 (d)		375,000	403,125
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,234,757
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	198,500
5.5% 11/22/21 (Reg. S)		200,000	222,000
Puget Energy, Inc.:
5.625% 7/15/22		120,000	134,595
6% 9/1/21		1,045,000	1,203,459
RRI Energy, Inc. 7.625% 6/15/14		540,000	573,750
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		200,000	207,500
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	142,889
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	429,852
The AES Corp.:
4.875% 5/15/23		90,000	91,800
7.375% 7/1/21		35,000	41,650
8% 10/15/17		300,000	359,250
TXU Corp.:
5.55% 11/15/14		1,361,000	1,236,809
6.5% 11/15/24		610,000	445,300
6.55% 11/15/34		1,015,000	720,650
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	200,000	285,120
			20,710,456
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Energy - 6.8%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		$ 230,000	$ 236,900
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	93,925
7% 5/20/22		180,000	201,600
Antero Resources Finance Corp. 6% 12/1/20		585,000	621,446
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (d)		205,000	209,100
Chesapeake Energy Corp.:
5.375% 6/15/21		250,000	260,625
5.75% 3/15/23		250,000	271,250
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	540,000
6.125% 7/15/22		170,000	186,575
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)		65,000	66,950
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	401,700
Continental Resources, Inc.:
4.5% 4/15/23 (d)		345,000	364,838
8.25% 10/1/19		300,000	336,750
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19 (d)		150,000	154,500
Denbury Resources, Inc. 4.625% 7/15/23		810,000	807,975
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (d)		115,000	116,150
Edgen Murray Corp. 8.75% 11/1/20 (d)		150,000	160,875
EDP Finance BV:
4.75% 9/26/16	EUR	350,000	484,742
5.75% 9/21/17	EUR	200,000	288,412
Energy Transfer Equity LP 7.5% 10/15/20		30,000	35,100
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	124,300
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (d)(g)		195,000	199,963
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	196,875
9.375% 5/1/20		565,000	656,813
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	759,200
Forest Oil Corp.:
7.25% 6/15/19		215,000	217,688
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp.: - continued
7.5% 9/15/20 (d)		$ 130,000	$ 138,450
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (d)		105,000	110,775
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	354,450
Halcon Resources Corp. 8.875% 5/15/21 (d)		135,000	144,450
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (d)		80,000	89,000
Indo Energy Finance II BV:
6.375% 1/24/23 (d)		200,000	203,500
6.375% 1/24/23		200,000	203,240
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	214,130
Israel Electric Corp. Ltd. 6.7% 2/10/17 (d)		200,000	225,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		275,000	322,438
7% 5/5/20 (d)		100,000	120,500
9.125% 7/2/18 (d)		100,000	127,750
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (d)		80,000	84,200
8.125% 12/1/19		285,000	324,188
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)		435,000	454,575
6.5% 5/15/19		335,000	353,425
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23		1,160,000	1,200,600
5.5% 2/15/23		75,000	82,313
6.25% 6/15/22		68,000	75,480
MIE Holdings Corp. 9.75% 5/12/16		400,000	434,000
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		530,000	555,175
7.5% 11/1/19 (d)		1,510,000	1,638,350
Oil States International, Inc. 6.5% 6/1/19		30,000	32,250
Pacific Drilling V Ltd. 7.25% 12/1/17 (d)		380,000	401,850
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (d)		250,000	285,375
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	564,375
Petroleos de Venezuela SA:
4.9% 10/28/14		920,000	887,800
8.5% 11/2/17 (d)		695,000	672,413
Petroleos Mexicanos:
4.875% 1/24/22		225,000	255,375
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Energy - continued
Petroleos Mexicanos: - continued
5.5% 1/21/21		$ 200,000	$ 235,000
6.625% (d)(e)		200,000	214,000
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	209,050
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,825
PT Pertamina Persero 5.25% 5/23/21 (d)		200,000	218,000
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		135,000	144,450
Range Resources Corp. 5.75% 6/1/21		250,000	273,125
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23		195,000	213,038
Rockies Express Pipeline LLC 6% 1/15/19 (d)		365,000	358,613
Rosetta Resources, Inc. 5.625% 5/1/21 (f)		225,000	234,563
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (d)		960,000	993,600
5.625% 4/15/23 (d)		400,000	411,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21		287,000	319,288
7.5% 10/1/18		245,000	267,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		80,000	89,400
Tesoro Corp.:
4.25% 10/1/17		100,000	105,250
5.375% 10/1/22		110,000	117,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		35,000	37,275
Unit Corp. 6.625% 5/15/21		650,000	693,875
Western Refining, Inc. 6.25% 4/1/21 (d)		105,000	108,150
WPX Energy, Inc.:
5.25% 1/15/17		55,000	58,850
6% 1/15/22		85,000	92,225
Yingde Gases Group Co. Ltd. 8.125% 4/22/18 (Reg. S)		200,000	207,500
Zhaikmunai International BV 7.125% 11/13/19 (d)		475,000	513,000
			24,673,956
Entertainment/Film - 0.0%
Cinemark USA, Inc.:
5.125% 12/15/22 (d)		50,000	51,750
7.375% 6/15/21		15,000	16,950
Regal Entertainment Group 5.75% 2/1/25		55,000	55,550
			124,250
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		$ 100,000	$ 104,750
5.25% 8/1/20		110,000	116,325
Covanta Holding Corp. 6.375% 10/1/22		145,000	158,666
Tervita Corp.:
8% 11/15/18 (d)		190,000	199,025
9.75% 11/1/19 (d)		355,000	348,788
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	290,387
			1,217,941
Food & Drug Retail - 1.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (d)		135,000	150,188
ESAL GmbH 6.25% 2/5/23 (d)		1,450,000	1,441,300
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		1,435,000	1,458,319
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (d)		80,000	83,500
Rite Aid Corp.:
6.875% 12/15/28 (d)		105,000	101,850
7.5% 3/1/17		1,000,000	1,030,000
7.7% 2/15/27		231,000	241,395
8% 8/15/20		750,000	856,875
9.25% 3/15/20		155,000	179,025
Tereos Finance Group I 4.25% 3/4/20	EUR	100,000	136,041
Tops Markets LLC 8.875% 12/15/17 (d)		95,000	106,524
			5,785,017
Food/Beverage/Tobacco - 0.8%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	292,363
9.875% 5/1/19 (Reg. S)	EUR	100,000	149,474
Constellation Brands, Inc.:
3.75% 5/1/21 (f)		70,000	70,000
4.25% 5/1/23 (f)		110,000	110,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (d)		100,000	110,625
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (d)(g)		60,000	63,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 4.875% 5/1/21 (d)		1,790,000	1,834,750
Post Holdings, Inc. 7.375% 2/15/22		170,000	188,700
San Miguel Corp. 4.875% 4/26/23 (Reg. S)		200,000	197,500
			3,016,412
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Gaming - 0.9%
American Casino & Entertainment Properties LLC 11% 6/15/14		$ 142,000	$ 143,065
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (d)		40,000	44,000
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		495,000	477,675
Chester Downs & Marina LLC 9.25% 2/1/20 (d)		45,000	43,313
Graton Economic Development Authority 9.625% 9/1/19 (d)		135,000	153,225
MCE Finance Ltd.:
5% 2/15/21 (d)		230,000	232,300
5% 2/15/21 (Reg. S)		200,000	202,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	310,500
6.625% 12/15/21		150,000	162,375
8.625% 2/1/19		315,000	372,488
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	54,750
Studio City Finance Ltd. 8.5% 12/1/20 (d)		760,000	851,200
			3,046,891
Healthcare - 4.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	213,525
Community Health Systems, Inc.:
5.125% 8/15/18		160,000	171,200
7.125% 7/15/20		160,000	179,400
8% 11/15/19		210,000	238,088
DaVita, Inc.:
5.75% 8/15/22		155,000	165,075
6.625% 11/1/20		300,000	328,890
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	49,838
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	433,902
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	446,486
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (d)		445,000	489,500
5.875% 1/31/22 (d)		625,000	700,000
6.5% 9/15/18 (d)		20,000	23,150
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	152,108
HCA Holdings, Inc.:
6.25% 2/15/21		195,000	214,500
7.75% 5/15/21		950,000	1,073,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
4.75% 5/1/23		$ 1,290,000	$ 1,344,825
5.875% 3/15/22		620,000	688,200
5.875% 5/1/23		340,000	367,200
6.5% 2/15/20		895,000	1,033,725
7.25% 9/15/20		1,000,000	1,110,000
7.5% 2/15/22		180,000	215,100
8.5% 4/15/19		1,000,000	1,103,750
HealthSouth Corp.:
5.75% 11/1/24		100,000	104,000
7.75% 9/15/22		270,000	295,650
IMS Health, Inc. 6% 11/1/20 (d)		95,000	101,650
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	15,431
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	550,000	775,025
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		375,000	322,500
Medi-Partenaires, SAS 7% 5/15/20 (Reg. S)	EUR	150,000	198,777
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		360,000	390,600
6.75% 10/15/22		250,000	278,125
7.5% 2/15/20		300,000	334,500
Radiation Therapy Services, Inc. 8.875% 1/15/17		415,000	394,250
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	300,000	406,147
Rural/Metro Corp. 10.125% 7/15/19 (d)		110,000	112,200
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		110,000	119,900
Sky Growth Acquisition Corp. 7.375% 10/15/20 (d)		60,000	64,050
Teleflex, Inc. 6.875% 6/1/19		40,000	43,400
Tenet Healthcare Corp.:
4.5% 4/1/21 (d)		180,000	183,600
4.75% 6/1/20 (d)		135,000	139,725
6.25% 11/1/18		85,000	95,838
6.75% 2/1/20		145,000	157,325
9.25% 2/1/15		300,000	339,375
Valeant Pharmaceuticals International 7.25% 7/15/22 (d)		25,000	28,313
VPI Escrow Corp. 6.375% 10/15/20 (d)		190,000	210,425
VWR Funding, Inc. 7.25% 9/15/17 (d)		340,000	362,100
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)		30,000	30,975
			16,245,843
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 4.8%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		$ 300,000	$ 323,250
9.875% 3/20/17 (Reg. S)		200,000	228,000
10% 11/14/16 (Reg. S)		400,000	431,000
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (d)		745,000	771,075
Beazer Homes USA, Inc. 7.25% 2/1/23 (d)		140,000	146,650
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (d)		85,000	91,375
CB Richard Ellis Services, Inc. 5% 3/15/23		350,000	358,330
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	109,620
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		200,000	222,009
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	215,261
Country Garden Holdings Co. Ltd.:
7.5% 1/10/23 (Reg. S)		300,000	312,000
10.5% 8/11/15		200,000	224,311
11.25% 4/22/17 (Reg. S)		500,000	558,750
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		800,000	872,000
Fantasia Holdings Group Co. Ltd. 13.75% 9/27/17		400,000	465,631
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		200,000	216,000
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		600,000	608,498
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		200,000	208,886
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	208,267
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		300,000	321,059
Hopson Development Holdings Ltd. 11.75% 1/21/16		200,000	215,893
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		200,000	213,000
10.25% 1/8/20 (Reg. S)		200,000	219,904
12.875% 9/18/17		200,000	238,836
13.5% 4/28/15		160,000	171,008
KWG Property Holding Ltd.:
8.625% 2/5/20 (Reg. S)		200,000	204,949
12.5% 8/18/17 (Reg. S)		400,000	454,725
12.75% 3/30/16 (Reg. S)		200,000	225,577
Longfor Properties Co. Ltd.:
6.875% 10/18/19		600,000	643,112
9.5% 4/7/16 (Reg. S)		400,000	437,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
M.D.C. Holdings, Inc. 6% 1/15/43		$ 1,160,000	$ 1,136,800
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	300,000	421,259
Odebrecht Finance Ltd. 7.5% (d)(e)		300,000	325,500
Powerlong Real Estate Holding Ltd. 13.75% 9/16/15 (Reg. S)		200,000	216,000
Realogy Corp. 9% 1/15/20 (d)		125,000	148,125
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (d)		430,000	432,150
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	131,701
13% 3/10/16 (Reg. S)		100,000	62,000
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	220,500
RPG Byty Sro 6.75% 5/1/20 (Reg. S) (f)	EUR	500,000	666,706
Ryland Group, Inc. 5.375% 10/1/22		55,000	57,063
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		300,000	299,575
8% 12/1/16 (Reg. S)		100,000	104,250
9.65% 8/3/17		300,000	330,355
11% 3/8/18		300,000	344,893
SOHO China Ltd.:
5.75% 11/7/17 (Reg. S)		200,000	202,008
7.125% 11/7/22 (Reg. S)		200,000	200,650
SPG Land (Holdings) Ltd. 13.5% 4/8/16		200,000	220,909
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		200,000	210,392
12.5% 10/16/17 (Reg. S)		200,000	230,999
Theta Capital Pte Ltd.:
6.125% 11/14/20 (Reg. S)		200,000	207,937
7% 5/16/19		200,000	216,137
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (d)		90,000	93,600
William Lyon Homes, Inc. 8.5% 11/15/20 (d)		100,000	112,000
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		600,000	652,500
Yuzhou Properties Co.:
11.75% 10/25/17 (Reg. S)		200,000	227,534
13.5% 12/15/15 (Reg. S)		100,000	111,750
			17,499,769
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	50,400
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP:
4.75% 3/1/23		$ 160,000	$ 174,000
5.875% 6/15/19		10,000	11,075
6% 10/1/21		60,000	70,013
			305,488
Insurance - 0.2%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875% 12/15/20 (d)		80,000	84,500
Assicurazioni Generali SpA 10.125% 7/10/42 (g)	EUR	200,000	324,704
MAPFRE SA:
5.125% 11/16/15	EUR	200,000	278,698
5.921% 7/24/37 (g)	EUR	150,000	184,468
			872,370
Leisure - 0.7%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (g)	EUR	400,000	574,717
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		85,000	87,975
5.625% 1/27/14	EUR	250,000	337,468
Speedway Motorsports, Inc. 6.75% 2/1/19 (d)		1,160,000	1,247,000
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (d)(g)		110,000	110,825
			2,357,985
Metals/Mining - 2.0%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	56,100
6.25% 6/1/21		35,000	32,113
ArcelorMittal SA 4.625% 11/17/17	EUR	500,000	712,679
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		300,000	319,500
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		400,000	397,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (d)		50,000	51,875
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	85,750
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		500,000	403,750
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (d)		200,000	208,000
6.875% 2/1/18 (d)		60,000	63,900
7% 11/1/15 (d)		225,000	235,688
8.25% 11/1/19 (d)		605,000	665,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		$ 100,000	$ 74,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		400,000	423,000
Inmet Mining Corp. 7.5% 6/1/21 (d)		100,000	104,500
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	409,520
New Gold, Inc.:
6.25% 11/15/22 (d)		80,000	82,400
7% 4/15/20 (d)		40,000	42,400
Polyus Gold International Ltd. 5.625% 4/29/20 (d)		200,000	204,260
Prince Mineral Holding Corp. 11.5% 12/15/19 (d)		55,000	61,325
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		500,000	545,600
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (d)		200,000	217,000
Vedanta Resources PLC:
6.75% 6/7/16 (d)		200,000	209,240
6.75% 6/7/16 (Reg. S)		400,000	418,480
8.25% 6/7/21 (d)		200,000	218,000
8.25% 6/7/21 (Reg. S)		200,000	218,000
9.5% 7/18/18 (Reg. S)		500,000	572,500
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	156,000
			7,188,080
Paper - 0.5%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (d)		45,000	48,150
Clearwater Paper Corp. 4.5% 2/1/23 (d)		215,000	213,925
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	136,634
Smurfit Kappa Acquisitions:
5.125% 9/15/18 (Reg. S)	EUR	100,000	140,058
7.25% 11/15/17 (Reg. S)	EUR	160,000	223,355
7.75% 11/15/19 (Reg. S)	EUR	120,000	174,146
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19		545,000	581,788
11.75% 1/15/19		184,000	142,140
			1,660,196
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)		$ 225,000	$ 233,438
Sheridan Group, Inc. 12.5% 4/15/14		204,251	202,209
			435,647
Railroad - 0.2%
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	200,000	253,381
4.25% 12/13/21	EUR	400,000	410,888
			664,269
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (d)		105,000	113,400
Landry's Holdings II, Inc. 10.25% 1/1/18 (d)		125,000	131,250
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	586,875
			831,525
Services - 1.1%
APX Group, Inc.:
6.375% 12/1/19 (d)		1,285,000	1,294,638
8.75% 12/1/20 (d)		300,000	316,500
ARAMARK Corp. 5.75% 3/15/20 (d)		255,000	267,113
FTI Consulting, Inc. 6% 11/15/22 (d)		205,000	218,838
Hertz Corp.:
5.875% 10/15/20		150,000	164,250
6.25% 10/15/22		105,000	117,469
Iron Mountain, Inc. 5.75% 8/15/24		125,000	128,750
Laureate Education, Inc. 9.25% 9/1/19 (d)		795,000	900,338
NES Rentals Holdings, Inc. 7.875% 5/1/18 (d)		70,000	72,100
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		300,000	320,322
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (d)		155,000	166,625
9.625% 6/15/18 pay-in-kind		90,000	98,775
			4,065,718
Shipping - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	24,970
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	9,475
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Shipping - continued
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (d)		$ 110,000	$ 123,750
Teekay Corp. 8.5% 1/15/20		1,150,000	1,262,125
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (d)		115,000	126,500
Western Express, Inc. 12.5% 4/15/15 (d)		315,000	229,950
			1,776,770
Steel - 0.9%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		400,000	419,000
CITIC Pacific Ltd. 6.875% 1/21/18 (Reg. S)		800,000	857,772
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (d)		520,000	569,400
11.25% 10/15/18 (d)		200,000	216,000
Severstal Columbus LLC 10.25% 2/15/18		975,000	1,048,125
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		140,000	153,300
6.375% 8/15/22 (d)		120,000	131,400
			3,394,997
Super Retail - 0.7%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (d)		20,000	22,550
Claire's Stores, Inc. 9% 3/15/19 (d)		1,075,000	1,232,219
CST Brands, Inc. 5% 5/1/23 (d)		65,000	66,706
Hengdeli Holding Ltd. 6.25% 1/29/18 (Reg. S)		200,000	209,534
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (d)(g)		155,000	167,206
Limited Brands, Inc. 5.625% 2/15/22		250,000	269,375
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		400,000	401,980
Sally Holdings LLC 6.875% 11/15/19		35,000	39,200
Sonic Automotive, Inc. 7% 7/15/22		105,000	117,206
			2,525,976
Technology - 3.5%
Avaya, Inc. 7% 4/1/19 (d)		905,000	871,063
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		135,000	133,650
Ceridian Corp.:
8.875% 7/15/19 (d)		135,000	157,275
11% 3/15/21 (d)		105,000	118,650
China Automation Group Ltd. 7.75% 4/20/16		200,000	198,930
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.:
6.75% 11/1/20 (d)		$ 1,905,000	$ 2,047,875
11.25% 1/15/21 (d)		535,000	556,400
Flextronics International Ltd. 4.625% 2/15/20 (d)		810,000	828,225
Freescale Semiconductor, Inc. 9.25% 4/15/18 (d)		285,000	312,788
Global A&T Electronics Ltd.:
10% 2/1/19 (d)		200,000	217,000
10% 2/1/19 (Reg. S)		200,000	217,000
IAC/InterActiveCorp 4.75% 12/15/22 (d)		205,000	206,025
Infor US, Inc. 9.375% 4/1/19		85,000	96,900
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	780,000
Nuance Communications, Inc. 5.375% 8/15/20 (d)		80,000	82,400
NXP BV/NXP Funding LLC:
2.961% 10/15/13 (g)	EUR	205,176	270,206
5.75% 2/15/21 (d)		290,000	307,400
5.75% 3/15/23 (d)		200,000	208,500
Rexel SA 7% 12/17/18	EUR	400,000	589,994
Sensata Technologies BV 4.875% 10/15/23 (d)		120,000	122,700
Softbank Corp. 4.5% 4/15/20 (d)		1,350,000	1,397,250
STATS ChipPAC Ltd.:
4.5% 3/20/18 (d)		212,000	215,445
4.5% 3/20/18 (Reg. S)		200,000	203,250
5.375% 3/31/16 (Reg. S)		300,000	311,625
SunGard Data Systems, Inc. 6.625% 11/1/19 (d)		295,000	312,331
VeriSign, Inc. 4.625% 5/1/23 (d)		745,000	763,625
Viasystems, Inc. 7.875% 5/1/19 (d)		295,000	314,913
WEX, Inc. 4.75% 2/1/23 (d)		110,000	110,275
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (d)		400,000	449,000
13.375% 10/15/19 (d)		220,000	255,750
			12,656,445
Telecommunications - 10.7%
Altice Financing SA:
7.875% 12/15/19 (d)		775,000	856,375
8% 12/15/19 (Reg. S)	EUR	400,000	579,458
Altice Finco SA 9.875% 12/15/20 (d)		665,000	757,435
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,750,000	597,323
Bakrie Telecom Pte Ltd. 11.5% 5/7/15 (Reg. S)		200,000	67,000
Bharti Airtel International BV 5.125% 3/11/23 (Reg. S)		900,000	924,840
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Bite Finance International BV 7.733% 2/15/18 (Reg. S) (g)	EUR	200,000	$ 267,341
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	183,750
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (d)		295,000	315,650
14.75% 12/1/16 (d)		665,000	921,025
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (d)		120,000	126,900
Digicel Group Ltd.:
6% 4/15/21 (d)		525,000	526,313
7% 2/15/20 (d)		200,000	208,000
8.25% 9/1/17 (d)		300,000	315,000
8.25% 9/30/20 (d)		525,000	561,750
10.5% 4/15/18 (d)		400,000	443,000
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		905,000	918,575
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	400,000	595,261
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (d)		252,279	278,316
Eileme 2 AB 11.625% 1/31/20 (d)		220,000	261,800
Frontier Communications Corp.:
7.125% 1/15/23		255,000	263,925
8.5% 4/15/20		750,000	862,500
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	793,650
Instituto Costarricense de Electricidad 6.95% 11/10/21 (d)		200,000	229,000
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)		590,000	638,675
7.25% 10/15/20		495,000	549,450
7.5% 4/1/21		2,470,000	2,778,750
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)		640,000	675,200
8.125% 6/1/23 (d)		910,000	969,150
Koninklijke KPN NV 6.125% 12/31/49 (Reg S.) (g)	EUR	250,000	335,822
Level 3 Communications, Inc. 8.875% 6/1/19 (d)		55,000	60,638
Level 3 Financing, Inc.:
7% 6/1/20 (d)		1,400,000	1,480,500
10% 2/1/18		200,000	220,500
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (d)		380,000	407,550
6.625% 4/1/23 (d)		380,000	407,550
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S)	EUR	100,000	133,670
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
NeuStar, Inc. 4.5% 1/15/23 (d)		$ 1,795,000	$ 1,741,150
NII Capital Corp. 7.625% 4/1/21		190,000	168,150
NII International Telecom S.C.A. 11.375% 8/15/19 (d)		215,000	248,325
Nokia Siemens Networks Finance AB 7.125% 4/15/20 (Reg. S)	EUR	100,000	139,544
OTE PLC:
4.625% 5/20/16	EUR	400,000	513,874
5% 8/5/13	EUR	50,000	65,927
7.25% 2/12/15	EUR	350,000	475,913
7.875% 2/7/18 (Reg. S)	EUR	200,000	280,510
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	209,000
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	200,000	249,445
5.875% 4/17/18	EUR	200,000	284,581
SBA Communications Corp. 5.625% 10/1/19 (d)		245,000	257,863
Sprint Capital Corp.:
6.875% 11/15/28		190,000	194,275
6.9% 5/1/19		815,000	885,294
8.75% 3/15/32		495,000	585,338
Sprint Nextel Corp.:
6% 11/15/22		2,225,000	2,314,000
7% 8/15/20		735,000	804,825
9% 11/15/18 (d)		505,000	621,150
Sunrise Communications International SA 8.5% 12/31/18 (Reg. S)	EUR	200,000	285,778
Telecom Italia SpA 7.75% 3/20/73 (g)	EUR	400,000	541,135
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (d)		200,000	217,500
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	136,963
6.375% 11/15/20 (Reg. S)	EUR	300,000	420,153
6.75% 8/15/24 (Reg. S)	EUR	100,000	139,926
Wind Acquisition Finance SA:
6.5% 4/30/20 (d)		1,000,000	1,047,500
7.25% 2/15/18 (d)		400,000	422,000
7.375% 2/15/18	EUR	550,000	765,971
7.375% 2/15/18 (Reg. S)	EUR	250,000	347,346
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (g)	EUR	1,157,718	1,569,285
12.25% 7/15/17 pay-in-kind (d)(g)		370,000	383,731
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.:
6.375% 8/1/23		$ 1,160,000	$ 1,194,800
7.5% 6/1/22		500,000	551,250
Ziggo Finance BV 6.125% 11/15/17	EUR	50,000	68,975
			38,643,119
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (d)		230,000	247,250
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (d)(g)		135,000	140,063
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	202,724
			590,037
TOTAL NONCONVERTIBLE BONDS			292,968,886
TOTAL CORPORATE BONDS (Cost $276,647,406)			293,237,949
Government Obligations - 3.0%

Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (d)		200,000	207,300
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		200,000	215,020
Barbados - 0.0%
Barbados Government 7% 8/4/22 (d)		100,000	105,000
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	208,750
8.95% 1/26/18		100,000	108,500
TOTAL BELARUS			317,250
Belize - 0.1%
Belize Government 5% 2/20/38 (c)(d)		388,300	271,810
Bermuda - 0.0%
Bermuda Government 5.603% 7/20/20 (d)		150,000	174,375
Bolivia - 0.1%
Plurinational State of Bolivia 4.875% 10/29/22 (d)		200,000	204,000
Government Obligations - continued
		Principal Amount (b)	Value
Brazil - 0.1%
Brazilian Federative Republic:
5.625% 1/7/41		$ 165,000	$ 207,488
10.125% 5/15/27		55,000	98,038
12.25% 3/6/30		125,000	249,688
TOTAL BRAZIL			555,214
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (d)		100,000	118,000
Colombia - 0.0%
Colombian Republic 10.375% 1/28/33		50,000	89,250
Congo - 0.1%
Congo Republic 3% 6/30/29 (c)		376,200	354,569
Dominica - 0.0%
Dominican Republic 5.875% 4/18/24 (d)		100,000	101,750
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (d)		250,000	263,125
Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (d)		200,000	224,000
Hungary - 0.0%
Hungarian Republic 4.75% 2/3/15		95,000	97,375
Iceland - 0.0%
Republic of Iceland 5.875% 5/11/22 (d)		100,000	115,375
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	226,875
Ivory Coast - 0.0%
Ivory Coast 7.1% 12/31/32 (c)		200,000	190,760
Jamaica - 0.0%
Jamaican Government 8% 6/24/19		100,000	99,500
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		200,000	198,000
Latvia - 0.1%
Latvian Republic 2.75% 1/12/20 (d)		200,000	199,500
Lebanon - 0.2%
Lebanese Republic:
6.1% 10/4/22		260,000	259,688
11.625% 5/11/16 (Reg. S)		325,000	386,750
TOTAL LEBANON			646,438
Government Obligations - continued
		Principal Amount (b)	Value
Lithuania - 0.0%
Lithuanian Republic 6.125% 3/9/21 (d)		$ 150,000	$ 184,125
Mexico - 0.2%
United Mexican States:
4.75% 3/8/44		100,000	110,000
5.125% 1/15/20		100,000	119,150
5.75% 10/12/10		200,000	236,500
6.05% 1/11/40		150,000	197,250
TOTAL MEXICO			662,900
Morocco - 0.1%
Moroccan Kingdom 4.25% 12/11/22 (d)		200,000	207,000
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (d)		200,000	223,586
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	274,688
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (d)		225,000	264,375
Panama - 0.0%
Panamanian Republic 8.875% 9/30/27		55,000	87,918
Peru - 0.1%
Peruvian Republic:
7.35% 7/21/25		100,000	145,250
8.75% 11/21/33		200,000	343,000
TOTAL PERU			488,250
Philippines - 0.1%
Philippine Republic 10.625% 3/16/25		150,000	257,070
Romania - 0.0%
Romanian Republic 6.75% 2/7/22 (d)		96,000	117,965
Russia - 0.3%
Russian Federation:
5.625% 4/4/42 (d)		400,000	477,520
7.5% 3/31/30 (Reg. S)		167,625	210,956
12.75% 6/24/28 (Reg. S)		250,000	491,875
TOTAL RUSSIA			1,180,351
Serbia - 0.1%
Republic of Serbia 6.75% 11/1/24 (d)		404,000	409,050
Government Obligations - continued
		Principal Amount (b)	Value
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 5.875% 7/25/22 (d)		$ 200,000	$ 212,000
Turkey - 0.2%
Turkish Republic:
7.5% 9/24/14	TRY	685,000	393,939
11.875% 1/15/30		150,000	285,750
TOTAL TURKEY			679,689
Ukraine - 0.1%
Ukraine Government 7.75% 9/23/20 (d)		325,000	329,485
Venezuela - 0.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		1,500	42,375
7.75% 10/13/19 (Reg. S)		110,000	102,850
TOTAL VENEZUELA			145,225
TOTAL GOVERNMENT OBLIGATIONS (Cost $10,041,582)			10,698,163
Common Stocks - 0.2%
	Shares
Chemicals - 0.2%
LyondellBasell Industries NV Class A	10,000	607,000
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	67,200
Telecommunications - 0.0%
Broadview Networks Holdings, Inc.	12,187	164,525
TOTAL COMMON STOCKS (Cost $861,618)		838,725
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.5%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	232,400
Electric Utilities - 0.3%
PPL Corp. 9.50%	20,000	1,169,000
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (d)	400	$ 404,500
TOTAL CONVERTIBLE PREFERRED STOCKS		1,805,900
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (d)	709	701,910
Goldman Sachs Group, Inc. Series J, 5.50%	20,382	524,408
U.S. Bancorp Series F, 6.50%	4,054	121,458
		1,347,776
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,369,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,717,276
TOTAL PREFERRED STOCKS (Cost $4,058,545)		4,523,176
Floating Rate Loans - 7.0%
	Principal Amount (b)
Air Transportation - 0.2%
US Airways Group, Inc. term loan 2.6992% 3/23/14 (g)	$ 675,423	674,578
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (g)	30,000	30,375
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (g)	65,000	66,138
		96,513
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (g)	104,738	106,047
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (g)	5,714	5,943
Univision Communications, Inc. term loan 4.75% 3/1/20 (g)	327,776	330,644
		442,634
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (g)	60,000	60,375
Floating Rate Loans - continued
	Principal Amount (b)	Value
Cable TV - 0.0%
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (g)	$ 40,000	$ 39,950
Consumer Products - 0.1%
Reddy Ice Corp. Tranche 1LN, term loan 6.75% 4/28/19 (g)	315,000	317,363
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (g)	19,950	20,224
		337,587
Diversified Financial Services - 0.3%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (g)	620,000	638,600
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (g)	35,000	35,263
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (g)	24,375	24,710
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (g)	68,074	68,074
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (g)	60,000	60,900
Star West Generation LLC Tranche B, term loan 5% 3/13/20 (g)	215,000	219,031
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (g)	44,884	45,614
		1,092,192
Diversified Media - 0.0%
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (g)	14,813	14,961
Electric Utilities - 0.2%
Dynegy, Inc.:
Tranche B 1LN, term loan 4% 4/16/20 (g)	32,692	32,815
Tranche B 2LN, term loan 4% 4/16/20 (g)	52,308	52,504
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7313% 10/10/17 (g)	1,000,000	733,750
		819,069
Energy - 0.4%
Alon USA Partners LP term loan 9.25% 11/13/18 (g)	108,063	111,845
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	635,000	657,225
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (g)	85,000	85,425
Floating Rate Loans - continued
	Principal Amount (b)	Value
Energy - continued
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (g)	$ 120,333	$ 121,838
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (g)	298,500	302,604
Panda Sherman Power, LLC term loan 9% 9/14/18 (g)	65,000	66,138
Panda Temple Power, LLC term loan 7.25% 4/3/19 (g)	45,000	45,788
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (g)	45,000	45,509
		1,436,372
Environmental - 0.0%
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (g)	134,663	136,682
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (g)	150,000	151,875
Tranche 2LN, term loan 5.75% 8/21/20 (g)	25,000	25,938
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (g)	85,000	85,425
		263,238
Gaming - 0.5%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (g)	70,000	70,613
Tranche 2LN, term loan 8.75% 2/20/20 (g)	70,000	71,313
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (g)	75,000	78,375
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4502% 1/28/18 (g)	1,085,808	985,371
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (g)	89,775	91,122
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (g)	615,000	622,688
		1,919,482
Healthcare - 0.4%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/8/20 (g)	420,000	426,300
Tranche B 1LN, term loan 4.5% 8/8/19 (g)	380,000	380,950
Genesis HealthCare Corp. Tranche B, term loan 10.0024% 12/4/17 (g)	293,750	292,281
Floating Rate Loans - continued
	Principal Amount (b)	Value
Healthcare - continued
MModal, Inc. Tranche B, term loan 6.75% 8/17/19 (g)	$ 225,000	$ 220,500
VWR Funding, Inc. Tranche B, term loan 4.2037% 4/3/17 (g)	204,488	207,044
		1,527,075
Homebuilders/Real Estate - 0.3%
Realogy Corp. Credit-Linked Deposit 4.4537% 10/10/16 (g)	136,821	136,479
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (g)	745,000	752,450
		888,929
Insurance - 0.7%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (g)	2,154,600	2,181,533
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (g)	310,000	333,250
		2,514,783
Leisure - 0.5%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 5/16/20 (g)	630,000	645,750
Formula One Holdings Tranche B 2LN, term loan 6% 4/28/19 (g)	990,025	1,001,163
		1,646,913
Metals/Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (g)	34,913	35,349
Tranche B 2LN, term loan 8.75% 1/25/21 (g)	20,000	20,388
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (g)	378,100	382,826
		438,563
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 4/26/19 (g)	315,000	316,575
Publishing/Printing - 0.2%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (g)	20,000	20,300
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (g)	19,800	19,998
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (g)	645,000	635,325
		675,623
Floating Rate Loans - continued
	Principal Amount (b)	Value
Restaurants - 0.4%
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (g)	$ 1,389,242	$ 1,408,344
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (g)	83,442	84,485
		1,492,829
Services - 0.2%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (g)	665,000	673,313
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (g)	39,900	40,299
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (g)	94,899	95,492
SourceHOV LLC:
Tranche 2LN, term loan 8.75% 4/30/19 (g)	30,000	30,488
Tranche B 1LN, term loan 5.25% 4/30/18 (g)	40,000	40,425
		880,017
Super Retail - 0.1%
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (g)	229,425	232,293
Technology - 1.1%
Ancestry.com, Inc. Tranche B, term loan 7% 12/28/18 (g)	753,113	763,468
First Data Corp. term loan 4.1992% 3/24/18 (g)	2,105,000	2,099,738
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (g)	270,000	284,175
Tranche B 1LN, term loan 4.5% 10/30/19 (g)	149,625	151,495
NXP BV Tranche A 1LN, term loan 4.5% 3/4/17 (g)	551,872	564,289
		3,863,165
Telecommunications - 1.0%
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (g)	148,125	148,688
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (g)	165,000	162,113
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (g)	25,000	25,625
Tranche B 1LN, term loan 6% 2/14/19 (g)	155,000	158,302
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (g)	183,744	186,041
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (g)	710,000	717,100
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (g)	10,000	10,225
Floating Rate Loans - continued
	Principal Amount (b)	Value
Telecommunications - continued
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (g)	$ 379,050	$ 385,683
Tranche 2LN, term loan 11.25% 12/21/19 (g)	310,000	328,600
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	1,117,538	1,139,888
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	317,883
		3,580,148
TOTAL FLOATING RATE LOANS (Cost $24,685,910)		25,390,546
Preferred Securities - 3.1%

Banks & Thrifts - 2.1%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (e)(g)	400,000	499,677
AMBB Capital (L) Ltd. 6.77% (e)(g)	200,000	207,500
Banque Federative du Credit Mutuel SA 4.471% (e)(g)	150,000	198,493
Barclays Bank PLC:
4.75% (e)(g)	400,000	398,261
4.875% (e)(g)	400,000	411,568
BNP Paribas SA 5.019% (e)(g)	50,000	64,818
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (e)(g)	150,000	174,580
6.117% (e)(g)	300,000	390,928
Credit Agricole SA 7.875% (e)(g)	400,000	597,737
Groupe BPCE SA 9% (e)(g)	600,000	849,983
Intesa Sanpaolo SpA:
8.047% (e)(g)	500,000	709,443
8.375% (e)(g)	500,000	724,703
JPMorgan Chase & Co. 5.15% (e)(g)	790,000	803,742
Lloyds TSB Bank PLC 2.72% (e)(g)	150,000	151,681
Natixis SA 6.307% (e)(g)	150,000	195,207
Royal Bank of Scotland Group PLC 7.0916% (e)(g)	100,000	127,221
Societe Generale:
4.196% (e)(g)	473,000	604,656
6.999% (e)(g)	200,000	277,813
7.756% (e)(g)	50,000	70,670
UniCredit International Bank Luxembourg SA 8.125% (e)(g)	100,000	145,923
Westpac Capital Trust III 5.819% (Reg. S) (e)(g)	100,000	101,493
		7,706,097
Preferred Securities - continued
	Principal Amount (b)	Value
Diversified Financial Services - 0.7%
Citigroup, Inc.:
5.35% (e)(g)	$ 1,565,000	$ 1,569,546
5.95% (e)(g)	395,000	425,612
UBS AG 4.28% (e)(g)	250,000	334,919
		2,330,077
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (e)(g)	350,000	496,712
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (e)(g)	200,000	254,792
Insurance - 0.1%
Aviva PLC 5.7% (e)(g)	200,000	273,431
TOTAL PREFERRED SECURITIES (Cost $9,788,411)		11,061,109
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $14,570,867)	14,570,867	14,570,867
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $340,654,339)		360,320,535
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,646,934
NET ASSETS - 100%		$ 361,967,469
Currency Abbreviations
EUR	-	European Monetary Unit
MXN	-	Mexican peso
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,137,423 or 27.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,094
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 232,400	$ 232,400	$ -	$ -
Energy	404,500	-	404,500	-
Financials	2,784,476	1,558,158	1,226,318	-
Materials	607,000	607,000	-	-
Telecommunication Services	164,525	-	-	164,525
Utilities	1,169,000	1,169,000	-	-
Corporate Bonds	293,237,949	-	293,237,949	-
Government Obligations	10,698,163	-	10,698,163	-
Floating Rate Loans	25,390,546	-	23,826,728	1,563,818
Preferred Securities	11,061,109	-	11,061,109	-
Money Market Funds	14,570,867	14,570,867	-	-
Total Investments in Securities:	$ 360,320,535	$ 18,137,425	$ 340,454,767	$ 1,728,343
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	58.9%
Luxembourg	6.4%
Cayman Islands	5.0%
Netherlands	4.7%
United Kingdom	2.7%
France	2.3%
Ireland	1.8%
Germany	1.6%
British Virgin Islands	1.2%
Bermuda	1.1%
Hong Kong	1.0%
Others (Individually Less Than 1%)	13.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $326,083,472)	$ 345,749,668
Fidelity Central Funds (cost $14,570,867)	14,570,867
Total Investments (cost $340,654,339)		$ 360,320,535
Cash		225,261
Foreign currency held at value (cost $594,755)		600,189
Receivable for investments sold		1,081,322
Receivable for fund shares sold		1,456,516
Dividends receivable		18,157
Interest receivable		5,568,337
Distributions receivable from Fidelity Central Funds		2,328
Prepaid expenses		351
Receivable from investment adviser for expense reductions		521
Other receivables		155
Total assets		369,273,672

Liabilities
Payable for investments purchased Regular delivery	$ 3,445,689
Delayed delivery	2,930,975
Payable for fund shares redeemed	445,211
Distributions payable	141,252
Accrued management fee	211,746
Distribution and service plan fees payable	4,075
Other affiliated payables	49,951
Other payables and accrued expenses	77,304
Total liabilities		7,306,203

Net Assets		$ 361,967,469
Net Assets consist of:
Paid in capital		$ 336,467,942
Undistributed net investment income		1,123,615
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,696,734
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,679,178
Net Assets		$ 361,967,469

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,418,626 ÷ 613,343 shares)	$ 10.46

Maximum offering price per share (100/96.00 of $10.46)	$ 10.90
Class T: Net Asset Value and redemption price per share ($1,348,591 ÷ 128,876 shares)	$ 10.46

Maximum offering price per share (100/96.00 of $10.46)	$ 10.90
Class C: Net Asset Value and offering price per share ($2,941,016 ÷ 281,034 shares)A	$ 10.46

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($345,209,942 ÷ 32,986,059 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,049,294 ÷ 578,023 shares)	$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2013

Investment Income
Dividends		$ 776,382
Interest		17,523,178
Income from Fidelity Central Funds		27,094
Total income		18,326,654

Expenses
Management fee	$ 2,023,462
Transfer agent fees	341,558
Distribution and service plan fees	83,018
Accounting fees and expenses	146,652
Custodian fees and expenses	28,952
Independent trustees' compensation	1,823
Registration fees	96,497
Audit	73,299
Legal	1,097
Miscellaneous	1,905
Total expenses before reductions	2,798,263
Expense reductions	(554)	2,797,709
Net investment income (loss)		15,528,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,890,698
Foreign currency transactions	1,195
Total net realized gain (loss)		5,891,893
Change in net unrealized appreciation (depreciation) on: Investment securities	14,143,329
Assets and liabilities in foreign currencies	11,410
Total change in net unrealized appreciation (depreciation)		14,154,739
Net gain (loss)		20,046,632
Net increase (decrease) in net assets resulting from operations		$ 35,575,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2013	For the period May 11, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,528,945	$ 6,704,813
Net realized gain (loss)	5,891,893	(422,698)
Change in net unrealized appreciation (depreciation)	14,154,739	5,524,439
Net increase (decrease) in net assets resulting from operations	35,575,577	11,806,554
Distributions to shareholders from net investment income	(14,097,015)	(6,036,946)
Distributions to shareholders from net realized gain	(1,212,437)	-
Total distributions	(15,309,452)	(6,036,946)
Share transactions - net increase (decrease)	103,184,369	232,610,907
Redemption fees	77,615	58,845
Total increase (decrease) in net assets	123,528,109	238,439,360

Net Assets
Beginning of period	238,439,360	-
End of period (including undistributed net investment income of $1,123,615 and undistributed net investment income of $276,966, respectively)	$ 361,967,469	$ 238,439,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.526	.476
Net realized and unrealized gain (loss)	.714	(.317) H
Total from investment operations	1.240	.159
Distributions from net investment income	(.477)	(.423)
Distributions from net realized gain	(.046)	-
Total distributions	(.523)	(.423)
Redemption fees added to paid in capital E	.003	.004
Net asset value, end of period	$ 10.46	$ 9.74
Total Return B,C,D	13.13%	1.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.24%	1.38% A
Expenses net of fee waivers, if any	1.24%	1.25% A
Expenses net of all reductions	1.24%	1.25% A
Net investment income (loss)	5.25%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,419	$ 10,102
Portfolio turnover rate G	55%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.523	.477
Net realized and unrealized gain (loss)	.712	(.318) H
Total from investment operations	1.235	.159
Distributions from net investment income	(.472)	(.423)
Distributions from net realized gain	(.046)	-
Total distributions	(.518)	(.423)
Redemption fees added to paid in capital E	.003	.004
Net asset value, end of period	$ 10.46	$ 9.74
Total Return B,C,D	13.08%	1.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.25%	1.39% A
Expenses net of fee waivers, if any	1.25%	1.25% A
Expenses net of all reductions	1.25%	1.25% A
Net investment income (loss)	5.24%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,349	$ 9,362
Portfolio turnover rate G	55%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.448	.407
Net realized and unrealized gain (loss)	.712	(.317) H
Total from investment operations	1.160	.090
Distributions from net investment income	(.397)	(.354)
Distributions from net realized gain	(.046)	-
Total distributions	(.443)	(.354)
Redemption fees added to paid in capital E	.003	.004
Net asset value, end of period	$ 10.46	$ 9.74
Total Return B,C,D	12.23%	1.07%
Ratios to Average Net Assets F,J
Expenses before reductions	2.01%	2.15% A
Expenses net of fee waivers, if any	2.00%	2.00% A
Expenses net of all reductions	2.00%	2.00% A
Net investment income (loss)	4.49%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,941	$ 9,878
Portfolio turnover rate G	55%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global High Income Fund

Years ended April 30,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.555	.495
Net realized and unrealized gain (loss)	.724	(.312) G
Total from investment operations	1.279	.183
Distributions from net investment income	(.506)	(.447)
Distributions from net realized gain	(.046)	-
Total distributions	(.552)	(.447)
Redemption fees added to paid in capital D	.003	.004
Net asset value, end of period	$ 10.47	$ 9.74
Total Return B,C	13.56%	2.06%
Ratios to Average Net Assets E,I
Expenses before reductions	.96%	1.07% A
Expenses net of fee waivers, if any	.96%	1.00% A
Expenses net of all reductions	.96%	1.00% A
Net investment income (loss)	5.53%	5.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 345,210	$ 197,480
Portfolio turnover rate F	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.549	.499
Net realized and unrealized gain (loss)	.728	(.317) G
Total from investment operations	1.277	.182
Distributions from net investment income	(.504)	(.446)
Distributions from net realized gain	(.046)	-
Total distributions	(.550)	(.446)
Redemption fees added to paid in capital D	.003	.004
Net asset value, end of period	$ 10.47	$ 9.74
Total Return B,C	13.54%	2.05%
Ratios to Average Net Assets E,I
Expenses before reductions	.98%	1.13% A
Expenses net of fee waivers, if any	.98%	1.00% A
Expenses net of all reductions	.98%	1.00% A
Net investment income (loss)	5.51%	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,049	$ 11,617
Portfolio turnover rate F	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2013

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management and Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,967,924
Gross unrealized depreciation	(1,374,946)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,592,978

Tax Cost	$ 339,727,557

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,255,686
Undistributed long-term capital gain	$ 3,671,799
Net unrealized appreciation (depreciation)	$ 20,605,960

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2013	April 30, 2012
Ordinary Income	$ 15,256,737	$ 6,036,946
Long-term Capital Gains	52,715	-
Total	$ 15,309,452	$ 6,036,946

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $250,951,545 and $146,531,080, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 20,228	$ 8,902
Class T	-%	.25%	10,314	8,376
Class C	.75%	.25%	52,476	42,475
			$ 83,018	$ 59,753

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,721
Class T	844
Class C*	927
$ 4,492

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 12,276.15
Class T	7,388.18
Class C	10,148.19
Fidelity Global High Income Fund	301,785.12
Institutional Class	9,961.15
	$ 341,558

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $739 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class C	2.00%	$ 521

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2013	2012 A
From net investment income
Class A	$ 385,177	$ 402,965
Class T	201,653	387,723
Class C	213,823	336,670
Fidelity Global High Income Fund	12,959,407	4,456,971
Institutional Class	336,955	452,617
Total	$ 14,097,015	$ 6,036,946

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

Years ended April 30,	2013	2012 A
From net realized gain
Class A	$ 33,983	$ -
Class T	6,672	-
Class C	12,006	-
Fidelity Global High Income Fund	1,143,686	-
Institutional Class	16,090	-
Total	$ 1,212,437	$ -

A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2013	2012 A	2013	2012 A
Class A
Shares sold	891,994	1,008,044	$ 9,007,648	$ 10,024,439
Reinvestment of distributions	35,775	41,780	356,668	398,734
Shares redeemed	(1,351,772)	(12,478)	(13,585,735)	(116,852)
Net increase (decrease)	(424,003)	1,037,346	$ (4,221,419)	$ 10,306,321
Class T
Shares sold	89,413	921,272	$ 908,160	$ 9,193,674
Reinvestment of distributions	20,699	40,469	203,219	386,240
Shares redeemed	(942,577)	(400)	(9,376,834)	(3,622)
Net increase (decrease)	(832,465)	961,341	$ (8,265,455)	$ 9,576,292
Class C
Shares sold	227,901	984,643	$ 2,307,855	$ 9,801,675
Reinvestment of distributions	21,503	35,061	212,206	334,568
Shares redeemed	(982,676)	(5,398)	(9,789,298)	(51,628)
Net increase (decrease)	(733,272)	1,014,306	$ (7,269,237)	$ 10,084,615
Fidelity Global High Income Fund
Shares sold	18,772,878	23,708,542	$ 190,172,629	$ 223,736,089
Reinvestment of distributions	1,286,561	434,668	12,953,475	4,160,533
Shares redeemed	(7,351,380)	(3,865,210)	(74,166,575)	(36,979,231)
Net increase (decrease)	12,708,059	20,278,000	$ 128,959,529	$ 190,917,391
Institutional Class
Shares sold	401,857	1,200,015	$ 4,107,801	$ 11,782,075
Reinvestment of distributions	25,921	44,896	255,111	428,550
Shares redeemed	(1,042,691)	(51,975)	(10,381,961)	(484,337)
Net increase (decrease)	(614,913)	1,192,936	$ (6,019,049)	$ 11,726,288

A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Global High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2013 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 21, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (1964)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013- present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	06/10/2013	06/07/2013	$0.141
Class C	06/10/2013	06/07/2013	$0.141
Class T	06/10/2013	06/07/2013	$0.141

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2013, $3,724,514, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,950,898 of distributions paid during the period January 1, 2013 to April 30, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGHI-UANN-0613
1.926275.101

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Institutional Class

Annual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global High Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2013	Past 1 year	Life of fundA
Institutional Class	13.54%	7.75%

A From May 11, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global High Income Fund - Institutional Class on May 11, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM Global High Yield and Emerging Markets Plus Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global high-yield bonds achieved strong results for the 12 months ending April 30, 2013, steadily improving after a sluggish start, particularly in Europe. Early on, investors' concern over the weak financial condition of Greece had a broad negative impact. But the tide quickly shifted amid an improving U.S. economic picture and seemingly unlimited support from major central banks around the world, especially the U.S. Federal Reserve and the European Central Bank (ECB). While the Fed was actively expanding its stimulative actions, ECB President Mario Draghi commented in July that the ECB would do "whatever it takes" to protect the eurozone from collapse. The uptrend continued through 2012 and into 2013, as U.S. economic data was generally favorable and the global taxable investment-grade bond market was generating modest returns, providing support for riskier assets. For the full 12 months, the European market fared best, with The BofA Merrill LynchSM Euro High Yield Constrained Index gaining 17.87%. Asia was nearly as strong, with The BofA Merrill LynchSM Asian Dollar High Yield Corporate Constrained Index returning 17.60%. In the U.S., high-yield bonds rose 14.01%, as measured by The BofA Merrill Lynch US High Yield Constrained Index. Turning to emerging markets, the J.P. Morgan Emerging Markets Bond Index Global advanced 11.60%.
Comments from John Carlson, Lead Portfolio Manager of Fidelity Advisor® Global High Income Fund: For the year, the fund's Institutional Class shares gained 13.54%, trailing the 14.96% advance of The BofA Merrill LynchSM Global High Yield and Emerging Markets Plus Index and the 14.39% return of the Fidelity Global High Income Composite IndexSM, which we feel is a better comparison. Our asset allocation decisions provided a meaningful boost to performance versus the Composite index, as did security selection in the emerging-markets (EM) debt subportfolio. Underweighting EM debt, which had the lowest benchmark return, gave us the biggest lift, followed by our overweighting in strong-performing Asia. Our slight overweighting in Europe, the best performing of the four regions, proved modestly beneficial. Conversely, security selection overall had a negative impact, led by weak results within the U.S. high-yield subportfolio. This subportfolio returned 13%, trailing the 14% advance of its benchmark, primarily due to its relatively defensive positioning, including a sizable stake in cash. Elsewhere, security selection in Asia hurt, but to a much lesser extent. As in the U.S., this was mostly a result of our defensive positioning. Conversely, the primary contributor was security selection in the emerging-markets debt subportfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.23%
Actual		$ 1,000.00	$ 1,070.70	$ 6.32
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16
Class T	1.35%
Actual		$ 1,000.00	$ 1,070.20	$ 6.93
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.76
Class C	2.08%
Actual		$ 1,000.00	$ 1,066.20	$ 10.66
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Fidelity Global High Income Fund	.96%
Actual		$ 1,000.00	$ 1,073.20	$ 4.93
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,073.30	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.5	2.7
Ford Motor Credit Co. LLC	3.2	3.3
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	1.7	1.0
HCA, Inc.	1.7	1.8
Ally Financial, Inc.	1.5	1.9
	12.6
Top Five Countries as of April 30, 2013
(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	54.4	49.0
Luxembourg	6.4	4.3
Cayman Islands	5.0	4.4
Netherlands	4.7	5.3
United Kingdom	2.7	3.1
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.7	8.1
Diversified Financial Services	10.0	7.3
Banks & Thrifts	7.4	7.8
Energy	7.3	9.2
Automotive	6.7	6.2
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
AAA,AA,A 0.4%	AAA,AA,A 1.5%
BBB 7.4%	BBB 11.6%
BB 35.5%	BB 31.8%
B 40.2%	B 34.6%
CCC,CC,C 7.5%	CCC,CC,C 9.0%
D 0.0%	D 0.1%
Not Rated 3.1%	Not Rated 3.9%
Equities 1.4%	Equities 1.9%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Corporate Bonds 81.0%		Corporate Bonds 72.2%
	Government Obligations 3.0%		Government Obligations 9.3%
	Stocks 1.4%		Stocks 1.9%
	Preferred Securities 3.1%		Preferred Securities 2.1%
	Floating Rate Loans 7.0%		Floating Rate Loans 8.9%
	Short-Term Investments and Net Other Assets (Liabilities) 4.5%		Short-Term Investments and Net Other Assets (Liabilities) 5.6%
* Foreign investments	41.1%	** Foreign investments	45.4%

Annual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Corporate Bonds - 81.0%
		Principal Amount (b)	Value
Convertible Bonds - 0.1%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 50,000	$ 50,563
Metals/Mining - 0.1%
Massey Energy Co. 3.25% 8/1/15		230,000	218,500
TOTAL CONVERTIBLE BONDS			269,063
Nonconvertible Bonds - 80.9%
Aerospace - 0.4%
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (d)		200,000	201,500
Series 2013-1B Class B, 5.625% 1/15/21 (d)		200,000	205,000
Bombardier, Inc.:
4.25% 1/15/16 (d)		660,000	688,875
6.125% 1/15/23 (d)		185,000	199,800
GenCorp, Inc. 7.125% 3/15/21 (d)		55,000	59,263
			1,354,438
Air Transportation - 0.1%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	424,000
Continental Airlines, Inc. 6.125% 4/29/18 (d)		55,000	56,100
			480,100
Automotive - 6.6%
Affinia Group, Inc. 7.75% 5/1/21 (d)		50,000	51,438
ArvinMeritor, Inc. 8.125% 9/15/15		285,000	307,800
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	263,808
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	276,823
7.5% 9/15/17 (Reg. S)	EUR	400,000	556,733
Continental Rubber of America Corp. 4.5% 9/15/19 (d)		150,000	156,000
Delphi Corp. 6.125% 5/15/21		800,000	895,000
Fiat Finance & Trade Ltd. SA:
6.625% 3/15/18 (Reg. S)	EUR	100,000	142,362
7.625% 9/15/14	EUR	50,000	70,536
7.75% 10/17/16	EUR	650,000	945,232
Fiat Industrial Finance Europe SA:
5.25% 3/11/15	EUR	520,000	725,903
6.25% 3/9/18	EUR	200,000	300,265
Ford Motor Co. 6.625% 10/1/28		5,000	6,015
Ford Motor Credit Co. LLC:
2.375% 1/16/18		5,000,000	5,021,870
3.875% 1/15/15		4,490,000	4,672,034
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
4.25% 2/3/17		$ 870,000	$ 936,830
5.875% 8/2/21		765,000	892,643
General Motors Acceptance Corp. 8% 11/1/31		415,000	541,575
General Motors Financial Co., Inc.:
4.75% 8/15/17 (d)		1,095,000	1,155,225
6.75% 6/1/18		2,840,000	3,237,600
Lear Corp. 4.75% 1/15/23 (d)		200,000	200,500
Penske Automotive Group, Inc. 5.75% 10/1/22 (d)		225,000	237,375
Peugeot Citroen SA 7.375% 3/6/18	EUR	450,000	621,548
PT Gadjah Tunggal Tbk:
7.75% 2/6/18 (d)		200,000	214,000
7.75% 2/6/18 (Reg. S)		400,000	428,000
Schaeffler Finance BV:
4.25% 5/15/18 (Reg. S)	EUR	100,000	134,164
4.75% 5/15/21 (d)		240,000	243,600
8.75% 2/15/19 (Reg. S)	EUR	400,000	608,536
			23,843,415
Banks & Thrifts - 5.0%
Access Finance BV 7.25% 7/25/17 (d)		200,000	212,500
Ally Financial, Inc.:
4.5% 2/11/14		230,000	234,888
4.625% 6/26/15		305,000	321,394
5.5% 2/15/17		600,000	656,250
7.5% 9/15/20		2,065,000	2,550,275
8% 3/15/20		185,000	232,638
8.3% 2/12/15		500,000	555,625
Banco Espirito Santo SA 4.75% 1/15/18	EUR	500,000	652,483
Bank of Ceylon 6.875% 5/3/17 (Reg. S)		200,000	214,500
Bank of East Asia Ltd. 8.5% (e)(g)		300,000	344,303
Bank of Ireland:
10% 7/30/16	EUR	200,000	276,725
10% 12/19/22	EUR	200,000	293,680
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (g)	EUR	450,000	529,809
BDO Unibank, Inc. 4.5% 2/16/17		400,000	416,645
Canara Bank 6.365% 11/28/21 (g)		250,000	254,536
CBA Capital Trust II 6.024% (Reg. S) (e)(g)		350,000	369,298
Commerzbank AG 7.75% 3/16/21	EUR	200,000	290,736
Fortis Banque SA 4.625% (Reg. S) (e)(g)	EUR	300,000	389,077
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (d)		200,000	214,000
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GMAC LLC:
6.75% 12/1/14		$ 1,150,000	$ 1,236,250
8% 12/31/18		30,000	36,150
8% 11/1/31		1,970,000	2,595,475
HBOS PLC 4.5% 3/18/30 (g)	EUR	350,000	421,408
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (g)		900,000	929,250
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	192,110
LBG Capital No. 1 PLC 6.439% 5/23/20	EUR	400,000	546,534
National Capital Trust II 5.486% (Reg. S) (g)		300,000	306,750
RBS Capital Trust C 4.243% (e)(g)	EUR	300,000	290,091
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	262,939
RSHB Capital SA 5.298% 12/27/17 (d)		200,000	214,000
SBB Capital Corp. 6.62% (e)(g)		300,000	311,944
State Bank of India 6.439% (e)(g)		400,000	397,979
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	201,523
UniCredit SpA:
6.375% 5/2/23 (Reg. S) (g)		200,000	202,065
6.95% 10/31/22 (Reg. S)	EUR	300,000	425,917
Woori Bank 6.208% 5/2/67 (Reg. S) (g)		600,000	649,500
			18,229,247
Broadcasting - 0.5%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	102,000
7.75% 7/15/21		5,000	5,750
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	422,741
Clear Channel Communications, Inc. 5.5% 9/15/14		500,000	491,250
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	276,000	330,765
Polish Television Holding BV 11.25% 5/15/17 (c)	EUR	360,000	516,771
			1,869,277
Building Materials - 1.8%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	211,500
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (d)		70,000	72,800
Associated Materials LLC 9.125% 11/1/17		65,000	70,200
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (d)		60,000	64,500
CEMEX Finance LLC:
9.375% 10/12/22 (d)		400,000	460,000
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Building Materials - continued
CEMEX Finance LLC: - continued
9.625% 12/14/17 (Reg. S)	EUR	260,000	$ 371,940
CEMEX SA de CV:
5.2836% 9/30/15 (d)(g)		345,000	357,075
5.875% 3/25/19 (d)		200,000	203,500
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	213,000
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		400,000	428,000
10.5% 4/27/17 (Reg. S)		200,000	226,500
Gibraltar Industries, Inc. 6.25% 2/1/21 (d)		30,000	32,175
HD Supply, Inc.:
8.125% 4/15/19		330,000	373,313
10.5% 1/15/21		120,000	125,700
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	392,701
8.5% 10/31/19	EUR	300,000	503,733
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	172,323
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (d)(g)		40,000	44,450
Lafarge SA 5.375% 6/26/17	EUR	650,000	931,005
Nortek, Inc. 8.5% 4/15/21 (d)		120,000	133,800
Ply Gem Industries, Inc. 8.25% 2/15/18		423,000	463,185
USG Corp.:
6.3% 11/15/16		20,000	21,300
7.875% 3/30/20 (d)		105,000	119,438
9.75% 1/15/18		135,000	160,313
West China Cement Ltd. 7.5% 1/25/16		200,000	206,000
			6,358,451
Cable TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,095,000	1,105,950
5.25% 3/15/21 (d)		260,000	267,150
5.75% 9/1/23 (d)		180,000	186,750
5.75% 1/15/24 (f)		1,860,000	1,929,750
6.5% 4/30/21		450,000	488,250
6.625% 1/31/22		240,000	262,800
7.375% 6/1/20		95,000	106,400
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Cable TV - continued
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)		$ 45,000	$ 47,813
CET 21 spol. s r.o. 9% 11/1/17 (Reg. S)	EUR	200,000	292,363
Cogeco Cable, Inc. 4.875% 5/1/20 (d)		115,000	117,450
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	143,877
DISH DBS Corp.:
5% 3/15/23 (d)		1,765,000	1,712,050
5.875% 7/15/22		325,000	331,500
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,021,250
Lynx I Corp. 5.375% 4/15/21 (d)		200,000	215,000
Lynx II Corp. 6.375% 4/15/23 (d)		200,000	217,000
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	400,000	566,289
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	327,591
5.5% 9/15/22 (Reg. S)	EUR	600,000	803,998
5.5% 1/15/23 (d)		200,000	207,000
7.5% 3/15/19 (Reg. S)	EUR	400,000	576,824
8.125% 12/1/17 (Reg. S)	EUR	123,557	174,231
9.5% 3/15/21 (Reg. S)	EUR	200,000	306,191
9.625% 12/1/19 (Reg S.)	EUR	100,000	148,453
UPC Holding BV 6.75% 3/15/23 (Reg. S)	EUR	150,000	202,434
UPCB Finance III Ltd. 6.625% 7/1/20 (d)		270,000	292,275
UPCB Finance V Ltd. 7.25% 11/15/21 (d)		150,000	167,250
UPCB Finance VI Ltd. 6.875% 1/15/22 (d)		150,000	164,625
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	300,000	429,655
			12,812,169
Capital Goods - 0.8%
Anixter International, Inc. 5.625% 5/1/19		80,000	85,400
Fosun International Ltd. 7.5% 5/12/16 (Reg. S)		200,000	212,500
Franz Haniel & Compagnie GmbH 6.25% 2/8/18	EUR	500,000	756,035
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	150,000	200,999
Kion Finance SA 7.875% 4/15/18 (Reg. S)	EUR	100,000	142,889
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	100,000	146,840
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	201,198
Wendel SA:
4.375% 8/9/17	EUR	250,000	345,782
5.875% 9/17/19	EUR	100,000	146,010
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Wendel SA: - continued
5.875% 9/17/19	EUR	100,000	$ 146,116
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		400,000	390,000
6.875% 4/5/17 (Reg. S)		200,000	211,429
			2,985,198
Chemicals - 1.8%
Axiall Corp. 4.875% 5/15/23 (d)		65,000	67,438
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	226,587
Eagle Spinco, Inc. 4.625% 2/15/21 (d)		110,000	115,500
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)		475,000	495,188
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	710,000	950,229
8.5% 2/15/16 (d)		370,000	376,013
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	100,000	136,469
Kinove German Bondco GmbH:
9.625% 6/15/18 (d)		357,000	403,410
10% 6/15/18 (Reg. S)	EUR	90,000	134,526
LyondellBasell Industries NV 6% 11/15/21		200,000	242,661
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		415,000	452,350
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (d)(g)		200,000	204,000
OXEA Finance & CY S.C.A. 9.625% 7/15/17	EUR	301,796	431,234
PolyOne Corp. 5.25% 3/15/23 (d)		250,000	257,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (d)		100,000	102,250
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	317,025
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)		1,270,000	1,271,588
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75% 2/1/21 (Reg. S)	EUR	100,000	140,255
7.375% 5/1/21 (d)		150,000	159,938
			6,484,161
Consumer Products - 0.5%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (d)		190,000	199,025
Arcelik A/S 5% 4/3/23 (d)		200,000	205,500
Associated Materials LLC/AMH New Finance, Inc. 9.125% 11/1/17 (d)		285,000	307,800
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Dispensing Dynamics International 12.5% 1/1/18 (d)		$ 660,000	$ 702,900
Prestige Brands, Inc. 8.125% 2/1/20		25,000	28,656
Reddy Ice Corp. 11.25% 3/15/15		100,000	105,625
Revlon Consumer Products Corp. 5.75% 2/15/21 (d)		200,000	206,500
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (d)		45,000	49,163
6.625% 11/15/22 (d)		55,000	60,638
			1,865,807
Containers - 3.1%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	418,080	595,889
11.125% 6/1/18 pay-in-kind (d)		236,160	252,371
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	473,608
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (d)		700,000	771,750
7.375% 10/15/17 (Reg. S)	EUR	100,000	143,548
9.125% 10/15/20 (d)		1,215,000	1,372,950
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (d)		200,000	204,000
7% 11/15/20 (d)		200,000	211,500
7.375% 10/15/17 (d)		200,000	220,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	143,548
9.125% 10/15/20 (d)		460,000	518,650
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (d)		65,000	72,150
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)		1,455,000	1,485,919
Graphic Packaging International, Inc. 4.75% 4/15/21		70,000	72,275
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	209,395
6.75% 9/15/20 (Reg. S)	EUR	200,000	306,244
Rexam PLC 6.75% 6/29/67 (g)	EUR	325,000	457,815
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,050,000	2,137,125
6.875% 2/15/21		500,000	545,000
7.875% 8/15/19		250,000	280,000
8.25% 2/15/21		250,000	265,313
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp. 6.5% 12/1/20 (d)		$ 145,000	$ 162,038
Tekni-Plex, Inc. 9.75% 6/1/19 (d)		135,000	148,500
			11,049,588
Diversified Financial Services - 8.6%
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	200,000	264,048
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	249,241	158,329
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	300,000	444,727
CIT Group, Inc.:
4.25% 8/15/17		340,000	360,400
4.75% 2/15/15 (d)		1,095,000	1,152,488
5% 8/15/22		270,000	301,949
5.25% 3/15/18		365,000	403,325
5.375% 5/15/20		330,000	372,075
5.5% 2/15/19 (d)		575,000	648,313
Citigroup, Inc. 5.9% (e)(g)		770,000	803,945
Eileme 2 AB 11.75% 1/31/20 (Reg. S)	EUR	200,000	312,117
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	131,973
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		850,000	913,750
International Lease Finance Corp.:
3.875% 4/15/18		825,000	835,313
4.625% 4/15/21		1,030,000	1,045,450
4.875% 4/1/15		180,000	189,198
5.625% 9/20/13		766,000	777,490
5.75% 5/15/16		120,000	130,522
5.875% 5/1/13		1,580,000	1,580,000
5.875% 8/15/22		975,000	1,074,548
6.25% 5/15/19		640,000	717,600
8.25% 12/15/20		4,640,000	5,799,949
8.625% 9/15/15		975,000	1,112,768
8.625% 1/15/22		2,435,000	3,165,500
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	551,238
Numericable Finance & Co. SCA:
8.086% 10/15/18 (Reg. S) (g)	EUR	100,000	136,304
12.375% 2/15/19 (Reg. S)	EUR	300,000	470,151
SLM Corp.:
3.875% 9/10/15		3,000,000	3,113,769
5.5% 1/25/23		990,000	992,933
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.: - continued
8% 3/25/20		$ 145,000	$ 166,388
8.45% 6/15/18		30,000	35,228
Studio City Finance Ltd. 8.5% 12/1/20 (Reg. S)		750,000	840,000
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	190,135
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	709,507
7.625% 1/15/20 (Reg. S)	EUR	250,000	358,046
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	300,000	443,483
8.75% 12/1/18 (Reg. S)	EUR	300,000	426,692
			31,129,651
Diversified Media - 1.2%
Block Communications, Inc. 7.25% 2/1/20 (d)		660,000	722,700
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (d)		100,000	106,250
6.5% 11/15/22 (d)		275,000	294,938
7.625% 3/15/20		65,000	69,388
7.625% 3/15/20		465,000	501,038
Lamar Media Corp. 5.875% 2/1/22		55,000	60,156
National CineMedia LLC:
6% 4/15/22		300,000	325,500
7.875% 7/15/21		35,000	39,463
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (d)		1,855,000	1,894,419
WMG Acquisition Corp.:
6% 1/15/21 (d)		65,000	69,388
6.25% 1/15/21 (Reg. S)	EUR	100,000	134,987
			4,218,227
Electric Utilities - 5.7%
Atlantic Power Corp. 9% 11/15/18		945,000	994,613
Calpine Construction Finance Co. LP 8% 6/1/16 (d)		500,000	522,250
Calpine Corp. 7.875% 1/15/23 (d)		629,000	720,205
China Resources Power East Foundation Co. Ltd. 7.25% (e)(g)		700,000	733,021
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (d)		37,000	45,146
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (d)		60,000	63,975
10% 12/1/20		390,000	448,013
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.: - continued
10% 12/1/20 (d)		$ 2,290,000	$ 2,596,288
11.75% 3/1/22 (d)		2,620,000	2,999,900
GenOn Energy, Inc.:
9.5% 10/15/18		55,000	65,313
9.875% 10/15/20		385,000	444,675
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	198,530
9% 6/30/17 (d)		1,465,000	1,483,313
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	438,958
Majapahit Holding BV:
7.75% 1/20/20 (Reg. S)		200,000	249,500
8% 8/7/19 (Reg. S)		100,000	125,250
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	209,050
NRG Energy, Inc. 6.625% 3/15/23 (d)		405,000	441,450
NSG Holdings II, LLC 7.75% 12/15/25 (d)		375,000	403,125
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,234,757
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	198,500
5.5% 11/22/21 (Reg. S)		200,000	222,000
Puget Energy, Inc.:
5.625% 7/15/22		120,000	134,595
6% 9/1/21		1,045,000	1,203,459
RRI Energy, Inc. 7.625% 6/15/14		540,000	573,750
Star Energy Geothermal Wayang Windu Ltd. 6.125% 3/27/20		200,000	207,500
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	142,889
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	429,852
The AES Corp.:
4.875% 5/15/23		90,000	91,800
7.375% 7/1/21		35,000	41,650
8% 10/15/17		300,000	359,250
TXU Corp.:
5.55% 11/15/14		1,361,000	1,236,809
6.5% 11/15/24		610,000	445,300
6.55% 11/15/34		1,015,000	720,650
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	200,000	285,120
			20,710,456
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Energy - 6.8%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		$ 230,000	$ 236,900
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	93,925
7% 5/20/22		180,000	201,600
Antero Resources Finance Corp. 6% 12/1/20		585,000	621,446
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23 (d)		205,000	209,100
Chesapeake Energy Corp.:
5.375% 6/15/21		250,000	260,625
5.75% 3/15/23		250,000	271,250
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	540,000
6.125% 7/15/22		170,000	186,575
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)		65,000	66,950
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	401,700
Continental Resources, Inc.:
4.5% 4/15/23 (d)		345,000	364,838
8.25% 10/1/19		300,000	336,750
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19 (d)		150,000	154,500
Denbury Resources, Inc. 4.625% 7/15/23		810,000	807,975
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (d)		115,000	116,150
Edgen Murray Corp. 8.75% 11/1/20 (d)		150,000	160,875
EDP Finance BV:
4.75% 9/26/16	EUR	350,000	484,742
5.75% 9/21/17	EUR	200,000	288,412
Energy Transfer Equity LP 7.5% 10/15/20		30,000	35,100
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	124,300
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.875% 12/15/17 pay-in-kind (d)(g)		195,000	199,963
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		180,000	196,875
9.375% 5/1/20		565,000	656,813
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	759,200
Forest Oil Corp.:
7.25% 6/15/19		215,000	217,688
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp.: - continued
7.5% 9/15/20 (d)		$ 130,000	$ 138,450
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21 (d)		105,000	110,775
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	354,450
Halcon Resources Corp. 8.875% 5/15/21 (d)		135,000	144,450
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (d)		80,000	89,000
Indo Energy Finance II BV:
6.375% 1/24/23 (d)		200,000	203,500
6.375% 1/24/23		200,000	203,240
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	214,130
Israel Electric Corp. Ltd. 6.7% 2/10/17 (d)		200,000	225,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		275,000	322,438
7% 5/5/20 (d)		100,000	120,500
9.125% 7/2/18 (d)		100,000	127,750
Kodiak Oil & Gas Corp.:
5.5% 1/15/21 (d)		80,000	84,200
8.125% 12/1/19		285,000	324,188
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)		435,000	454,575
6.5% 5/15/19		335,000	353,425
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23		1,160,000	1,200,600
5.5% 2/15/23		75,000	82,313
6.25% 6/15/22		68,000	75,480
MIE Holdings Corp. 9.75% 5/12/16		400,000	434,000
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)		530,000	555,175
7.5% 11/1/19 (d)		1,510,000	1,638,350
Oil States International, Inc. 6.5% 6/1/19		30,000	32,250
Pacific Drilling V Ltd. 7.25% 12/1/17 (d)		380,000	401,850
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (d)		250,000	285,375
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	564,375
Petroleos de Venezuela SA:
4.9% 10/28/14		920,000	887,800
8.5% 11/2/17 (d)		695,000	672,413
Petroleos Mexicanos:
4.875% 1/24/22		225,000	255,375
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Energy - continued
Petroleos Mexicanos: - continued
5.5% 1/21/21		$ 200,000	$ 235,000
6.625% (d)(e)		200,000	214,000
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	209,050
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,825
PT Pertamina Persero 5.25% 5/23/21 (d)		200,000	218,000
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		135,000	144,450
Range Resources Corp. 5.75% 6/1/21		250,000	273,125
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23		195,000	213,038
Rockies Express Pipeline LLC 6% 1/15/19 (d)		365,000	358,613
Rosetta Resources, Inc. 5.625% 5/1/21 (f)		225,000	234,563
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (d)		960,000	993,600
5.625% 4/15/23 (d)		400,000	411,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21		287,000	319,288
7.5% 10/1/18		245,000	267,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		80,000	89,400
Tesoro Corp.:
4.25% 10/1/17		100,000	105,250
5.375% 10/1/22		110,000	117,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)		35,000	37,275
Unit Corp. 6.625% 5/15/21		650,000	693,875
Western Refining, Inc. 6.25% 4/1/21 (d)		105,000	108,150
WPX Energy, Inc.:
5.25% 1/15/17		55,000	58,850
6% 1/15/22		85,000	92,225
Yingde Gases Group Co. Ltd. 8.125% 4/22/18 (Reg. S)		200,000	207,500
Zhaikmunai International BV 7.125% 11/13/19 (d)		475,000	513,000
			24,673,956
Entertainment/Film - 0.0%
Cinemark USA, Inc.:
5.125% 12/15/22 (d)		50,000	51,750
7.375% 6/15/21		15,000	16,950
Regal Entertainment Group 5.75% 2/1/25		55,000	55,550
			124,250
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21 (d)		$ 100,000	$ 104,750
5.25% 8/1/20		110,000	116,325
Covanta Holding Corp. 6.375% 10/1/22		145,000	158,666
Tervita Corp.:
8% 11/15/18 (d)		190,000	199,025
9.75% 11/1/19 (d)		355,000	348,788
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	290,387
			1,217,941
Food & Drug Retail - 1.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (d)		135,000	150,188
ESAL GmbH 6.25% 2/5/23 (d)		1,450,000	1,441,300
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)		1,435,000	1,458,319
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (d)		80,000	83,500
Rite Aid Corp.:
6.875% 12/15/28 (d)		105,000	101,850
7.5% 3/1/17		1,000,000	1,030,000
7.7% 2/15/27		231,000	241,395
8% 8/15/20		750,000	856,875
9.25% 3/15/20		155,000	179,025
Tereos Finance Group I 4.25% 3/4/20	EUR	100,000	136,041
Tops Markets LLC 8.875% 12/15/17 (d)		95,000	106,524
			5,785,017
Food/Beverage/Tobacco - 0.8%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	200,000	292,363
9.875% 5/1/19 (Reg. S)	EUR	100,000	149,474
Constellation Brands, Inc.:
3.75% 5/1/21 (f)		70,000	70,000
4.25% 5/1/23 (f)		110,000	110,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (d)		100,000	110,625
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (d)(g)		60,000	63,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 4.875% 5/1/21 (d)		1,790,000	1,834,750
Post Holdings, Inc. 7.375% 2/15/22		170,000	188,700
San Miguel Corp. 4.875% 4/26/23 (Reg. S)		200,000	197,500
			3,016,412
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Gaming - 0.9%
American Casino & Entertainment Properties LLC 11% 6/15/14		$ 142,000	$ 143,065
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (d)		40,000	44,000
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		495,000	477,675
Chester Downs & Marina LLC 9.25% 2/1/20 (d)		45,000	43,313
Graton Economic Development Authority 9.625% 9/1/19 (d)		135,000	153,225
MCE Finance Ltd.:
5% 2/15/21 (d)		230,000	232,300
5% 2/15/21 (Reg. S)		200,000	202,000
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	310,500
6.625% 12/15/21		150,000	162,375
8.625% 2/1/19		315,000	372,488
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	54,750
Studio City Finance Ltd. 8.5% 12/1/20 (d)		760,000	851,200
			3,046,891
Healthcare - 4.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	213,525
Community Health Systems, Inc.:
5.125% 8/15/18		160,000	171,200
7.125% 7/15/20		160,000	179,400
8% 11/15/19		210,000	238,088
DaVita, Inc.:
5.75% 8/15/22		155,000	165,075
6.625% 11/1/20		300,000	328,890
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	49,838
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	433,902
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	446,486
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (d)		445,000	489,500
5.875% 1/31/22 (d)		625,000	700,000
6.5% 9/15/18 (d)		20,000	23,150
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	152,108
HCA Holdings, Inc.:
6.25% 2/15/21		195,000	214,500
7.75% 5/15/21		950,000	1,073,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
4.75% 5/1/23		$ 1,290,000	$ 1,344,825
5.875% 3/15/22		620,000	688,200
5.875% 5/1/23		340,000	367,200
6.5% 2/15/20		895,000	1,033,725
7.25% 9/15/20		1,000,000	1,110,000
7.5% 2/15/22		180,000	215,100
8.5% 4/15/19		1,000,000	1,103,750
HealthSouth Corp.:
5.75% 11/1/24		100,000	104,000
7.75% 9/15/22		270,000	295,650
IMS Health, Inc. 6% 11/1/20 (d)		95,000	101,650
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	15,431
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	550,000	775,025
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)		375,000	322,500
Medi-Partenaires, SAS 7% 5/15/20 (Reg. S)	EUR	150,000	198,777
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		360,000	390,600
6.75% 10/15/22		250,000	278,125
7.5% 2/15/20		300,000	334,500
Radiation Therapy Services, Inc. 8.875% 1/15/17		415,000	394,250
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	300,000	406,147
Rural/Metro Corp. 10.125% 7/15/19 (d)		110,000	112,200
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		110,000	119,900
Sky Growth Acquisition Corp. 7.375% 10/15/20 (d)		60,000	64,050
Teleflex, Inc. 6.875% 6/1/19		40,000	43,400
Tenet Healthcare Corp.:
4.5% 4/1/21 (d)		180,000	183,600
4.75% 6/1/20 (d)		135,000	139,725
6.25% 11/1/18		85,000	95,838
6.75% 2/1/20		145,000	157,325
9.25% 2/1/15		300,000	339,375
Valeant Pharmaceuticals International 7.25% 7/15/22 (d)		25,000	28,313
VPI Escrow Corp. 6.375% 10/15/20 (d)		190,000	210,425
VWR Funding, Inc. 7.25% 9/15/17 (d)		340,000	362,100
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (d)		30,000	30,975
			16,245,843
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - 4.8%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		$ 300,000	$ 323,250
9.875% 3/20/17 (Reg. S)		200,000	228,000
10% 11/14/16 (Reg. S)		400,000	431,000
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (d)		745,000	771,075
Beazer Homes USA, Inc. 7.25% 2/1/23 (d)		140,000	146,650
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (d)		85,000	91,375
CB Richard Ellis Services, Inc. 5% 3/15/23		350,000	358,330
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	109,620
China SCE Property Holdings Ltd. 11.5% 11/14/17 (Reg. S)		200,000	222,009
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	215,261
Country Garden Holdings Co. Ltd.:
7.5% 1/10/23 (Reg. S)		300,000	312,000
10.5% 8/11/15		200,000	224,311
11.25% 4/22/17 (Reg. S)		500,000	558,750
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		800,000	872,000
Fantasia Holdings Group Co. Ltd. 13.75% 9/27/17		400,000	465,631
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		200,000	216,000
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		600,000	608,498
Gemdale International Investment Ltd. 7.125% 11/16/17 (Reg. S)		200,000	208,886
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	208,267
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		300,000	321,059
Hopson Development Holdings Ltd. 11.75% 1/21/16		200,000	215,893
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		200,000	213,000
10.25% 1/8/20 (Reg. S)		200,000	219,904
12.875% 9/18/17		200,000	238,836
13.5% 4/28/15		160,000	171,008
KWG Property Holding Ltd.:
8.625% 2/5/20 (Reg. S)		200,000	204,949
12.5% 8/18/17 (Reg. S)		400,000	454,725
12.75% 3/30/16 (Reg. S)		200,000	225,577
Longfor Properties Co. Ltd.:
6.875% 10/18/19		600,000	643,112
9.5% 4/7/16 (Reg. S)		400,000	437,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
M.D.C. Holdings, Inc. 6% 1/15/43		$ 1,160,000	$ 1,136,800
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	300,000	421,259
Odebrecht Finance Ltd. 7.5% (d)(e)		300,000	325,500
Powerlong Real Estate Holding Ltd. 13.75% 9/16/15 (Reg. S)		200,000	216,000
Realogy Corp. 9% 1/15/20 (d)		125,000	148,125
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (d)		430,000	432,150
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	131,701
13% 3/10/16 (Reg. S)		100,000	62,000
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		200,000	220,500
RPG Byty Sro 6.75% 5/1/20 (Reg. S) (f)	EUR	500,000	666,706
Ryland Group, Inc. 5.375% 10/1/22		55,000	57,063
Shimao Property Holdings Ltd.:
6.625% 1/14/20 (Reg. S)		300,000	299,575
8% 12/1/16 (Reg. S)		100,000	104,250
9.65% 8/3/17		300,000	330,355
11% 3/8/18		300,000	344,893
SOHO China Ltd.:
5.75% 11/7/17 (Reg. S)		200,000	202,008
7.125% 11/7/22 (Reg. S)		200,000	200,650
SPG Land (Holdings) Ltd. 13.5% 4/8/16		200,000	220,909
Sunac China Holdings Ltd.:
9.375% 4/5/18 (Reg. S)		200,000	210,392
12.5% 10/16/17 (Reg. S)		200,000	230,999
Theta Capital Pte Ltd.:
6.125% 11/14/20 (Reg. S)		200,000	207,937
7% 5/16/19		200,000	216,137
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (d)		90,000	93,600
William Lyon Homes, Inc. 8.5% 11/15/20 (d)		100,000	112,000
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		600,000	652,500
Yuzhou Properties Co.:
11.75% 10/25/17 (Reg. S)		200,000	227,534
13.5% 12/15/15 (Reg. S)		100,000	111,750
			17,499,769
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	50,400
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP:
4.75% 3/1/23		$ 160,000	$ 174,000
5.875% 6/15/19		10,000	11,075
6% 10/1/21		60,000	70,013
			305,488
Insurance - 0.2%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC 7.875% 12/15/20 (d)		80,000	84,500
Assicurazioni Generali SpA 10.125% 7/10/42 (g)	EUR	200,000	324,704
MAPFRE SA:
5.125% 11/16/15	EUR	200,000	278,698
5.921% 7/24/37 (g)	EUR	150,000	184,468
			872,370
Leisure - 0.7%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (g)	EUR	400,000	574,717
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		85,000	87,975
5.625% 1/27/14	EUR	250,000	337,468
Speedway Motorsports, Inc. 6.75% 2/1/19 (d)		1,160,000	1,247,000
Spencer Spirit Holdings, Inc. 9% 5/1/18 pay-in-kind (d)(g)		110,000	110,825
			2,357,985
Metals/Mining - 2.0%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	56,100
6.25% 6/1/21		35,000	32,113
ArcelorMittal SA 4.625% 11/17/17	EUR	500,000	712,679
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		300,000	319,500
Berau Coal Energy Tbk PT 7.25% 3/13/17 (Reg. S)		400,000	397,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (d)		50,000	51,875
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	85,750
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		500,000	403,750
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (d)		200,000	208,000
6.875% 2/1/18 (d)		60,000	63,900
7% 11/1/15 (d)		225,000	235,688
8.25% 11/1/19 (d)		605,000	665,500
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		$ 100,000	$ 74,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		400,000	423,000
Inmet Mining Corp. 7.5% 6/1/21 (d)		100,000	104,500
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	409,520
New Gold, Inc.:
6.25% 11/15/22 (d)		80,000	82,400
7% 4/15/20 (d)		40,000	42,400
Polyus Gold International Ltd. 5.625% 4/29/20 (d)		200,000	204,260
Prince Mineral Holding Corp. 11.5% 12/15/19 (d)		55,000	61,325
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		500,000	545,600
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (d)		200,000	217,000
Vedanta Resources PLC:
6.75% 6/7/16 (d)		200,000	209,240
6.75% 6/7/16 (Reg. S)		400,000	418,480
8.25% 6/7/21 (d)		200,000	218,000
8.25% 6/7/21 (Reg. S)		200,000	218,000
9.5% 7/18/18 (Reg. S)		500,000	572,500
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	156,000
			7,188,080
Paper - 0.5%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (d)		45,000	48,150
Clearwater Paper Corp. 4.5% 2/1/23 (d)		215,000	213,925
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	136,634
Smurfit Kappa Acquisitions:
5.125% 9/15/18 (Reg. S)	EUR	100,000	140,058
7.25% 11/15/17 (Reg. S)	EUR	160,000	223,355
7.75% 11/15/19 (Reg. S)	EUR	120,000	174,146
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19		545,000	581,788
11.75% 1/15/19		184,000	142,140
			1,660,196
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)		$ 225,000	$ 233,438
Sheridan Group, Inc. 12.5% 4/15/14		204,251	202,209
			435,647
Railroad - 0.2%
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	200,000	253,381
4.25% 12/13/21	EUR	400,000	410,888
			664,269
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (d)		105,000	113,400
Landry's Holdings II, Inc. 10.25% 1/1/18 (d)		125,000	131,250
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	586,875
			831,525
Services - 1.1%
APX Group, Inc.:
6.375% 12/1/19 (d)		1,285,000	1,294,638
8.75% 12/1/20 (d)		300,000	316,500
ARAMARK Corp. 5.75% 3/15/20 (d)		255,000	267,113
FTI Consulting, Inc. 6% 11/15/22 (d)		205,000	218,838
Hertz Corp.:
5.875% 10/15/20		150,000	164,250
6.25% 10/15/22		105,000	117,469
Iron Mountain, Inc. 5.75% 8/15/24		125,000	128,750
Laureate Education, Inc. 9.25% 9/1/19 (d)		795,000	900,338
NES Rentals Holdings, Inc. 7.875% 5/1/18 (d)		70,000	72,100
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		300,000	320,322
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (d)		155,000	166,625
9.625% 6/15/18 pay-in-kind		90,000	98,775
			4,065,718
Shipping - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	24,970
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	9,475
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Shipping - continued
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (d)		$ 110,000	$ 123,750
Teekay Corp. 8.5% 1/15/20		1,150,000	1,262,125
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (d)		115,000	126,500
Western Express, Inc. 12.5% 4/15/15 (d)		315,000	229,950
			1,776,770
Steel - 0.9%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		400,000	419,000
CITIC Pacific Ltd. 6.875% 1/21/18 (Reg. S)		800,000	857,772
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (d)		520,000	569,400
11.25% 10/15/18 (d)		200,000	216,000
Severstal Columbus LLC 10.25% 2/15/18		975,000	1,048,125
Steel Dynamics, Inc.:
6.125% 8/15/19 (d)		140,000	153,300
6.375% 8/15/22 (d)		120,000	131,400
			3,394,997
Super Retail - 0.7%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (d)		20,000	22,550
Claire's Stores, Inc. 9% 3/15/19 (d)		1,075,000	1,232,219
CST Brands, Inc. 5% 5/1/23 (d)		65,000	66,706
Hengdeli Holding Ltd. 6.25% 1/29/18 (Reg. S)		200,000	209,534
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (d)(g)		155,000	167,206
Limited Brands, Inc. 5.625% 2/15/22		250,000	269,375
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		400,000	401,980
Sally Holdings LLC 6.875% 11/15/19		35,000	39,200
Sonic Automotive, Inc. 7% 7/15/22		105,000	117,206
			2,525,976
Technology - 3.5%
Avaya, Inc. 7% 4/1/19 (d)		905,000	871,063
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)		135,000	133,650
Ceridian Corp.:
8.875% 7/15/19 (d)		135,000	157,275
11% 3/15/21 (d)		105,000	118,650
China Automation Group Ltd. 7.75% 4/20/16		200,000	198,930
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Technology - continued
First Data Corp.:
6.75% 11/1/20 (d)		$ 1,905,000	$ 2,047,875
11.25% 1/15/21 (d)		535,000	556,400
Flextronics International Ltd. 4.625% 2/15/20 (d)		810,000	828,225
Freescale Semiconductor, Inc. 9.25% 4/15/18 (d)		285,000	312,788
Global A&T Electronics Ltd.:
10% 2/1/19 (d)		200,000	217,000
10% 2/1/19 (Reg. S)		200,000	217,000
IAC/InterActiveCorp 4.75% 12/15/22 (d)		205,000	206,025
Infor US, Inc. 9.375% 4/1/19		85,000	96,900
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	780,000
Nuance Communications, Inc. 5.375% 8/15/20 (d)		80,000	82,400
NXP BV/NXP Funding LLC:
2.961% 10/15/13 (g)	EUR	205,176	270,206
5.75% 2/15/21 (d)		290,000	307,400
5.75% 3/15/23 (d)		200,000	208,500
Rexel SA 7% 12/17/18	EUR	400,000	589,994
Sensata Technologies BV 4.875% 10/15/23 (d)		120,000	122,700
Softbank Corp. 4.5% 4/15/20 (d)		1,350,000	1,397,250
STATS ChipPAC Ltd.:
4.5% 3/20/18 (d)		212,000	215,445
4.5% 3/20/18 (Reg. S)		200,000	203,250
5.375% 3/31/16 (Reg. S)		300,000	311,625
SunGard Data Systems, Inc. 6.625% 11/1/19 (d)		295,000	312,331
VeriSign, Inc. 4.625% 5/1/23 (d)		745,000	763,625
Viasystems, Inc. 7.875% 5/1/19 (d)		295,000	314,913
WEX, Inc. 4.75% 2/1/23 (d)		110,000	110,275
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (d)		400,000	449,000
13.375% 10/15/19 (d)		220,000	255,750
			12,656,445
Telecommunications - 10.7%
Altice Financing SA:
7.875% 12/15/19 (d)		775,000	856,375
8% 12/15/19 (Reg. S)	EUR	400,000	579,458
Altice Finco SA 9.875% 12/15/20 (d)		665,000	757,435
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,750,000	597,323
Bakrie Telecom Pte Ltd. 11.5% 5/7/15 (Reg. S)		200,000	67,000
Bharti Airtel International BV 5.125% 3/11/23 (Reg. S)		900,000	924,840
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Bite Finance International BV 7.733% 2/15/18 (Reg. S) (g)	EUR	200,000	$ 267,341
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	183,750
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (d)		295,000	315,650
14.75% 12/1/16 (d)		665,000	921,025
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (d)		120,000	126,900
Digicel Group Ltd.:
6% 4/15/21 (d)		525,000	526,313
7% 2/15/20 (d)		200,000	208,000
8.25% 9/1/17 (d)		300,000	315,000
8.25% 9/30/20 (d)		525,000	561,750
10.5% 4/15/18 (d)		400,000	443,000
DigitalGlobe, Inc. 5.25% 2/1/21 (d)		905,000	918,575
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	400,000	595,261
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (d)		252,279	278,316
Eileme 2 AB 11.625% 1/31/20 (d)		220,000	261,800
Frontier Communications Corp.:
7.125% 1/15/23		255,000	263,925
8.5% 4/15/20		750,000	862,500
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	793,650
Instituto Costarricense de Electricidad 6.95% 11/10/21 (d)		200,000	229,000
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)		590,000	638,675
7.25% 10/15/20		495,000	549,450
7.5% 4/1/21		2,470,000	2,778,750
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)		640,000	675,200
8.125% 6/1/23 (d)		910,000	969,150
Koninklijke KPN NV 6.125% 12/31/49 (Reg S.) (g)	EUR	250,000	335,822
Level 3 Communications, Inc. 8.875% 6/1/19 (d)		55,000	60,638
Level 3 Financing, Inc.:
7% 6/1/20 (d)		1,400,000	1,480,500
10% 2/1/18		200,000	220,500
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (d)		380,000	407,550
6.625% 4/1/23 (d)		380,000	407,550
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S)	EUR	100,000	133,670
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
NeuStar, Inc. 4.5% 1/15/23 (d)		$ 1,795,000	$ 1,741,150
NII Capital Corp. 7.625% 4/1/21		190,000	168,150
NII International Telecom S.C.A. 11.375% 8/15/19 (d)		215,000	248,325
Nokia Siemens Networks Finance AB 7.125% 4/15/20 (Reg. S)	EUR	100,000	139,544
OTE PLC:
4.625% 5/20/16	EUR	400,000	513,874
5% 8/5/13	EUR	50,000	65,927
7.25% 2/12/15	EUR	350,000	475,913
7.875% 2/7/18 (Reg. S)	EUR	200,000	280,510
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	209,000
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	200,000	249,445
5.875% 4/17/18	EUR	200,000	284,581
SBA Communications Corp. 5.625% 10/1/19 (d)		245,000	257,863
Sprint Capital Corp.:
6.875% 11/15/28		190,000	194,275
6.9% 5/1/19		815,000	885,294
8.75% 3/15/32		495,000	585,338
Sprint Nextel Corp.:
6% 11/15/22		2,225,000	2,314,000
7% 8/15/20		735,000	804,825
9% 11/15/18 (d)		505,000	621,150
Sunrise Communications International SA 8.5% 12/31/18 (Reg. S)	EUR	200,000	285,778
Telecom Italia SpA 7.75% 3/20/73 (g)	EUR	400,000	541,135
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (d)		200,000	217,500
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	136,963
6.375% 11/15/20 (Reg. S)	EUR	300,000	420,153
6.75% 8/15/24 (Reg. S)	EUR	100,000	139,926
Wind Acquisition Finance SA:
6.5% 4/30/20 (d)		1,000,000	1,047,500
7.25% 2/15/18 (d)		400,000	422,000
7.375% 2/15/18	EUR	550,000	765,971
7.375% 2/15/18 (Reg. S)	EUR	250,000	347,346
Wind Acquisition Holdings Finance SA:
12.25% 7/15/17 pay-in-kind (Reg. S) (g)	EUR	1,157,718	1,569,285
12.25% 7/15/17 pay-in-kind (d)(g)		370,000	383,731
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.:
6.375% 8/1/23		$ 1,160,000	$ 1,194,800
7.5% 6/1/22		500,000	551,250
Ziggo Finance BV 6.125% 11/15/17	EUR	50,000	68,975
			38,643,119
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA 8.375% 11/1/19 (d)		230,000	247,250
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (d)(g)		135,000	140,063
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	202,724
			590,037
TOTAL NONCONVERTIBLE BONDS			292,968,886
TOTAL CORPORATE BONDS (Cost $276,647,406)			293,237,949
Government Obligations - 3.0%

Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (d)		200,000	207,300
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		200,000	215,020
Barbados - 0.0%
Barbados Government 7% 8/4/22 (d)		100,000	105,000
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	208,750
8.95% 1/26/18		100,000	108,500
TOTAL BELARUS			317,250
Belize - 0.1%
Belize Government 5% 2/20/38 (c)(d)		388,300	271,810
Bermuda - 0.0%
Bermuda Government 5.603% 7/20/20 (d)		150,000	174,375
Bolivia - 0.1%
Plurinational State of Bolivia 4.875% 10/29/22 (d)		200,000	204,000
Government Obligations - continued
		Principal Amount (b)	Value
Brazil - 0.1%
Brazilian Federative Republic:
5.625% 1/7/41		$ 165,000	$ 207,488
10.125% 5/15/27		55,000	98,038
12.25% 3/6/30		125,000	249,688
TOTAL BRAZIL			555,214
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (d)		100,000	118,000
Colombia - 0.0%
Colombian Republic 10.375% 1/28/33		50,000	89,250
Congo - 0.1%
Congo Republic 3% 6/30/29 (c)		376,200	354,569
Dominica - 0.0%
Dominican Republic 5.875% 4/18/24 (d)		100,000	101,750
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (d)		250,000	263,125
Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (d)		200,000	224,000
Hungary - 0.0%
Hungarian Republic 4.75% 2/3/15		95,000	97,375
Iceland - 0.0%
Republic of Iceland 5.875% 5/11/22 (d)		100,000	115,375
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	226,875
Ivory Coast - 0.0%
Ivory Coast 7.1% 12/31/32 (c)		200,000	190,760
Jamaica - 0.0%
Jamaican Government 8% 6/24/19		100,000	99,500
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		200,000	198,000
Latvia - 0.1%
Latvian Republic 2.75% 1/12/20 (d)		200,000	199,500
Lebanon - 0.2%
Lebanese Republic:
6.1% 10/4/22		260,000	259,688
11.625% 5/11/16 (Reg. S)		325,000	386,750
TOTAL LEBANON			646,438
Government Obligations - continued
		Principal Amount (b)	Value
Lithuania - 0.0%
Lithuanian Republic 6.125% 3/9/21 (d)		$ 150,000	$ 184,125
Mexico - 0.2%
United Mexican States:
4.75% 3/8/44		100,000	110,000
5.125% 1/15/20		100,000	119,150
5.75% 10/12/10		200,000	236,500
6.05% 1/11/40		150,000	197,250
TOTAL MEXICO			662,900
Morocco - 0.1%
Moroccan Kingdom 4.25% 12/11/22 (d)		200,000	207,000
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (d)		200,000	223,586
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	274,688
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (d)		225,000	264,375
Panama - 0.0%
Panamanian Republic 8.875% 9/30/27		55,000	87,918
Peru - 0.1%
Peruvian Republic:
7.35% 7/21/25		100,000	145,250
8.75% 11/21/33		200,000	343,000
TOTAL PERU			488,250
Philippines - 0.1%
Philippine Republic 10.625% 3/16/25		150,000	257,070
Romania - 0.0%
Romanian Republic 6.75% 2/7/22 (d)		96,000	117,965
Russia - 0.3%
Russian Federation:
5.625% 4/4/42 (d)		400,000	477,520
7.5% 3/31/30 (Reg. S)		167,625	210,956
12.75% 6/24/28 (Reg. S)		250,000	491,875
TOTAL RUSSIA			1,180,351
Serbia - 0.1%
Republic of Serbia 6.75% 11/1/24 (d)		404,000	409,050
Government Obligations - continued
		Principal Amount (b)	Value
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 5.875% 7/25/22 (d)		$ 200,000	$ 212,000
Turkey - 0.2%
Turkish Republic:
7.5% 9/24/14	TRY	685,000	393,939
11.875% 1/15/30		150,000	285,750
TOTAL TURKEY			679,689
Ukraine - 0.1%
Ukraine Government 7.75% 9/23/20 (d)		325,000	329,485
Venezuela - 0.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		1,500	42,375
7.75% 10/13/19 (Reg. S)		110,000	102,850
TOTAL VENEZUELA			145,225
TOTAL GOVERNMENT OBLIGATIONS (Cost $10,041,582)			10,698,163
Common Stocks - 0.2%
	Shares
Chemicals - 0.2%
LyondellBasell Industries NV Class A	10,000	607,000
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	67,200
Telecommunications - 0.0%
Broadview Networks Holdings, Inc.	12,187	164,525
TOTAL COMMON STOCKS (Cost $861,618)		838,725
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.5%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	232,400
Electric Utilities - 0.3%
PPL Corp. 9.50%	20,000	1,169,000
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (d)	400	$ 404,500
TOTAL CONVERTIBLE PREFERRED STOCKS		1,805,900
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (d)	709	701,910
Goldman Sachs Group, Inc. Series J, 5.50%	20,382	524,408
U.S. Bancorp Series F, 6.50%	4,054	121,458
		1,347,776
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	50,000	1,369,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,717,276
TOTAL PREFERRED STOCKS (Cost $4,058,545)		4,523,176
Floating Rate Loans - 7.0%
	Principal Amount (b)
Air Transportation - 0.2%
US Airways Group, Inc. term loan 2.6992% 3/23/14 (g)	$ 675,423	674,578
Automotive - 0.0%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (g)	30,000	30,375
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (g)	65,000	66,138
		96,513
Broadcasting - 0.1%
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (g)	104,738	106,047
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (g)	5,714	5,943
Univision Communications, Inc. term loan 4.75% 3/1/20 (g)	327,776	330,644
		442,634
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (g)	60,000	60,375
Floating Rate Loans - continued
	Principal Amount (b)	Value
Cable TV - 0.0%
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (g)	$ 40,000	$ 39,950
Consumer Products - 0.1%
Reddy Ice Corp. Tranche 1LN, term loan 6.75% 4/28/19 (g)	315,000	317,363
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (g)	19,950	20,224
		337,587
Diversified Financial Services - 0.3%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (g)	620,000	638,600
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (g)	35,000	35,263
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (g)	24,375	24,710
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (g)	68,074	68,074
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (g)	60,000	60,900
Star West Generation LLC Tranche B, term loan 5% 3/13/20 (g)	215,000	219,031
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (g)	44,884	45,614
		1,092,192
Diversified Media - 0.0%
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (g)	14,813	14,961
Electric Utilities - 0.2%
Dynegy, Inc.:
Tranche B 1LN, term loan 4% 4/16/20 (g)	32,692	32,815
Tranche B 2LN, term loan 4% 4/16/20 (g)	52,308	52,504
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7313% 10/10/17 (g)	1,000,000	733,750
		819,069
Energy - 0.4%
Alon USA Partners LP term loan 9.25% 11/13/18 (g)	108,063	111,845
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	635,000	657,225
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (g)	85,000	85,425
Floating Rate Loans - continued
	Principal Amount (b)	Value
Energy - continued
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (g)	$ 120,333	$ 121,838
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (g)	298,500	302,604
Panda Sherman Power, LLC term loan 9% 9/14/18 (g)	65,000	66,138
Panda Temple Power, LLC term loan 7.25% 4/3/19 (g)	45,000	45,788
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (g)	45,000	45,509
		1,436,372
Environmental - 0.0%
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (g)	134,663	136,682
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (g)	150,000	151,875
Tranche 2LN, term loan 5.75% 8/21/20 (g)	25,000	25,938
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (g)	85,000	85,425
		263,238
Gaming - 0.5%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (g)	70,000	70,613
Tranche 2LN, term loan 8.75% 2/20/20 (g)	70,000	71,313
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (g)	75,000	78,375
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4502% 1/28/18 (g)	1,085,808	985,371
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (g)	89,775	91,122
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (g)	615,000	622,688
		1,919,482
Healthcare - 0.4%
American Renal Holdings, Inc.:
Tranche 2LN, term loan 8.5% 2/8/20 (g)	420,000	426,300
Tranche B 1LN, term loan 4.5% 8/8/19 (g)	380,000	380,950
Genesis HealthCare Corp. Tranche B, term loan 10.0024% 12/4/17 (g)	293,750	292,281
Floating Rate Loans - continued
	Principal Amount (b)	Value
Healthcare - continued
MModal, Inc. Tranche B, term loan 6.75% 8/17/19 (g)	$ 225,000	$ 220,500
VWR Funding, Inc. Tranche B, term loan 4.2037% 4/3/17 (g)	204,488	207,044
		1,527,075
Homebuilders/Real Estate - 0.3%
Realogy Corp. Credit-Linked Deposit 4.4537% 10/10/16 (g)	136,821	136,479
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (g)	745,000	752,450
		888,929
Insurance - 0.7%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (g)	2,154,600	2,181,533
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (g)	310,000	333,250
		2,514,783
Leisure - 0.5%
Equinox Holdings, Inc. Tranche 2LN, term loan 9.75% 5/16/20 (g)	630,000	645,750
Formula One Holdings Tranche B 2LN, term loan 6% 4/28/19 (g)	990,025	1,001,163
		1,646,913
Metals/Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (g)	34,913	35,349
Tranche B 2LN, term loan 8.75% 1/25/21 (g)	20,000	20,388
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (g)	378,100	382,826
		438,563
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 4/26/19 (g)	315,000	316,575
Publishing/Printing - 0.2%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (g)	20,000	20,300
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (g)	19,800	19,998
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (g)	645,000	635,325
		675,623
Floating Rate Loans - continued
	Principal Amount (b)	Value
Restaurants - 0.4%
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (g)	$ 1,389,242	$ 1,408,344
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (g)	83,442	84,485
		1,492,829
Services - 0.2%
ARAMARK Corp. Tranche B, term loan 4% 8/22/19 (g)	665,000	673,313
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (g)	39,900	40,299
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (g)	94,899	95,492
SourceHOV LLC:
Tranche 2LN, term loan 8.75% 4/30/19 (g)	30,000	30,488
Tranche B 1LN, term loan 5.25% 4/30/18 (g)	40,000	40,425
		880,017
Super Retail - 0.1%
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (g)	229,425	232,293
Technology - 1.1%
Ancestry.com, Inc. Tranche B, term loan 7% 12/28/18 (g)	753,113	763,468
First Data Corp. term loan 4.1992% 3/24/18 (g)	2,105,000	2,099,738
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (g)	270,000	284,175
Tranche B 1LN, term loan 4.5% 10/30/19 (g)	149,625	151,495
NXP BV Tranche A 1LN, term loan 4.5% 3/4/17 (g)	551,872	564,289
		3,863,165
Telecommunications - 1.0%
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (g)	148,125	148,688
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (g)	165,000	162,113
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (g)	25,000	25,625
Tranche B 1LN, term loan 6% 2/14/19 (g)	155,000	158,302
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (g)	183,744	186,041
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (g)	710,000	717,100
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (g)	10,000	10,225
Floating Rate Loans - continued
	Principal Amount (b)	Value
Telecommunications - continued
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/21/18 (g)	$ 379,050	$ 385,683
Tranche 2LN, term loan 11.25% 12/21/19 (g)	310,000	328,600
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	1,117,538	1,139,888
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	317,883
		3,580,148
TOTAL FLOATING RATE LOANS (Cost $24,685,910)		25,390,546
Preferred Securities - 3.1%

Banks & Thrifts - 2.1%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (e)(g)	400,000	499,677
AMBB Capital (L) Ltd. 6.77% (e)(g)	200,000	207,500
Banque Federative du Credit Mutuel SA 4.471% (e)(g)	150,000	198,493
Barclays Bank PLC:
4.75% (e)(g)	400,000	398,261
4.875% (e)(g)	400,000	411,568
BNP Paribas SA 5.019% (e)(g)	50,000	64,818
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (e)(g)	150,000	174,580
6.117% (e)(g)	300,000	390,928
Credit Agricole SA 7.875% (e)(g)	400,000	597,737
Groupe BPCE SA 9% (e)(g)	600,000	849,983
Intesa Sanpaolo SpA:
8.047% (e)(g)	500,000	709,443
8.375% (e)(g)	500,000	724,703
JPMorgan Chase & Co. 5.15% (e)(g)	790,000	803,742
Lloyds TSB Bank PLC 2.72% (e)(g)	150,000	151,681
Natixis SA 6.307% (e)(g)	150,000	195,207
Royal Bank of Scotland Group PLC 7.0916% (e)(g)	100,000	127,221
Societe Generale:
4.196% (e)(g)	473,000	604,656
6.999% (e)(g)	200,000	277,813
7.756% (e)(g)	50,000	70,670
UniCredit International Bank Luxembourg SA 8.125% (e)(g)	100,000	145,923
Westpac Capital Trust III 5.819% (Reg. S) (e)(g)	100,000	101,493
		7,706,097
Preferred Securities - continued
	Principal Amount (b)	Value
Diversified Financial Services - 0.7%
Citigroup, Inc.:
5.35% (e)(g)	$ 1,565,000	$ 1,569,546
5.95% (e)(g)	395,000	425,612
UBS AG 4.28% (e)(g)	250,000	334,919
		2,330,077
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (e)(g)	350,000	496,712
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (e)(g)	200,000	254,792
Insurance - 0.1%
Aviva PLC 5.7% (e)(g)	200,000	273,431
TOTAL PREFERRED SECURITIES (Cost $9,788,411)		11,061,109
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $14,570,867)	14,570,867	14,570,867
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $340,654,339)		360,320,535
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,646,934
NET ASSETS - 100%		$ 361,967,469
Currency Abbreviations
EUR	-	European Monetary Unit
MXN	-	Mexican peso
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,137,423 or 27.4% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,094
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 232,400	$ 232,400	$ -	$ -
Energy	404,500	-	404,500	-
Financials	2,784,476	1,558,158	1,226,318	-
Materials	607,000	607,000	-	-
Telecommunication Services	164,525	-	-	164,525
Utilities	1,169,000	1,169,000	-	-
Corporate Bonds	293,237,949	-	293,237,949	-
Government Obligations	10,698,163	-	10,698,163	-
Floating Rate Loans	25,390,546	-	23,826,728	1,563,818
Preferred Securities	11,061,109	-	11,061,109	-
Money Market Funds	14,570,867	14,570,867	-	-
Total Investments in Securities:	$ 360,320,535	$ 18,137,425	$ 340,454,767	$ 1,728,343
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	58.9%
Luxembourg	6.4%
Cayman Islands	5.0%
Netherlands	4.7%
United Kingdom	2.7%
France	2.3%
Ireland	1.8%
Germany	1.6%
British Virgin Islands	1.2%
Bermuda	1.1%
Hong Kong	1.0%
Others (Individually Less Than 1%)	13.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $326,083,472)	$ 345,749,668
Fidelity Central Funds (cost $14,570,867)	14,570,867
Total Investments (cost $340,654,339)		$ 360,320,535
Cash		225,261
Foreign currency held at value (cost $594,755)		600,189
Receivable for investments sold		1,081,322
Receivable for fund shares sold		1,456,516
Dividends receivable		18,157
Interest receivable		5,568,337
Distributions receivable from Fidelity Central Funds		2,328
Prepaid expenses		351
Receivable from investment adviser for expense reductions		521
Other receivables		155
Total assets		369,273,672

Liabilities
Payable for investments purchased Regular delivery	$ 3,445,689
Delayed delivery	2,930,975
Payable for fund shares redeemed	445,211
Distributions payable	141,252
Accrued management fee	211,746
Distribution and service plan fees payable	4,075
Other affiliated payables	49,951
Other payables and accrued expenses	77,304
Total liabilities		7,306,203

Net Assets		$ 361,967,469
Net Assets consist of:
Paid in capital		$ 336,467,942
Undistributed net investment income		1,123,615
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,696,734
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,679,178
Net Assets		$ 361,967,469

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,418,626 ÷ 613,343 shares)	$ 10.46

Maximum offering price per share (100/96.00 of $10.46)	$ 10.90
Class T: Net Asset Value and redemption price per share ($1,348,591 ÷ 128,876 shares)	$ 10.46

Maximum offering price per share (100/96.00 of $10.46)	$ 10.90
Class C: Net Asset Value and offering price per share ($2,941,016 ÷ 281,034 shares)A	$ 10.46

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($345,209,942 ÷ 32,986,059 shares)	$ 10.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,049,294 ÷ 578,023 shares)	$ 10.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2013

Investment Income
Dividends		$ 776,382
Interest		17,523,178
Income from Fidelity Central Funds		27,094
Total income		18,326,654

Expenses
Management fee	$ 2,023,462
Transfer agent fees	341,558
Distribution and service plan fees	83,018
Accounting fees and expenses	146,652
Custodian fees and expenses	28,952
Independent trustees' compensation	1,823
Registration fees	96,497
Audit	73,299
Legal	1,097
Miscellaneous	1,905
Total expenses before reductions	2,798,263
Expense reductions	(554)	2,797,709
Net investment income (loss)		15,528,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,890,698
Foreign currency transactions	1,195
Total net realized gain (loss)		5,891,893
Change in net unrealized appreciation (depreciation) on: Investment securities	14,143,329
Assets and liabilities in foreign currencies	11,410
Total change in net unrealized appreciation (depreciation)		14,154,739
Net gain (loss)		20,046,632
Net increase (decrease) in net assets resulting from operations		$ 35,575,577

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2013	For the period May 11, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,528,945	$ 6,704,813
Net realized gain (loss)	5,891,893	(422,698)
Change in net unrealized appreciation (depreciation)	14,154,739	5,524,439
Net increase (decrease) in net assets resulting from operations	35,575,577	11,806,554
Distributions to shareholders from net investment income	(14,097,015)	(6,036,946)
Distributions to shareholders from net realized gain	(1,212,437)	-
Total distributions	(15,309,452)	(6,036,946)
Share transactions - net increase (decrease)	103,184,369	232,610,907
Redemption fees	77,615	58,845
Total increase (decrease) in net assets	123,528,109	238,439,360

Net Assets
Beginning of period	238,439,360	-
End of period (including undistributed net investment income of $1,123,615 and undistributed net investment income of $276,966, respectively)	$ 361,967,469	$ 238,439,360

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.526	.476
Net realized and unrealized gain (loss)	.714	(.317) H
Total from investment operations	1.240	.159
Distributions from net investment income	(.477)	(.423)
Distributions from net realized gain	(.046)	-
Total distributions	(.523)	(.423)
Redemption fees added to paid in capital E	.003	.004
Net asset value, end of period	$ 10.46	$ 9.74
Total Return B,C,D	13.13%	1.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.24%	1.38% A
Expenses net of fee waivers, if any	1.24%	1.25% A
Expenses net of all reductions	1.24%	1.25% A
Net investment income (loss)	5.25%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,419	$ 10,102
Portfolio turnover rate G	55%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.523	.477
Net realized and unrealized gain (loss)	.712	(.318) H
Total from investment operations	1.235	.159
Distributions from net investment income	(.472)	(.423)
Distributions from net realized gain	(.046)	-
Total distributions	(.518)	(.423)
Redemption fees added to paid in capital E	.003	.004
Net asset value, end of period	$ 10.46	$ 9.74
Total Return B,C,D	13.08%	1.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.25%	1.39% A
Expenses net of fee waivers, if any	1.25%	1.25% A
Expenses net of all reductions	1.25%	1.25% A
Net investment income (loss)	5.24%	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,349	$ 9,362
Portfolio turnover rate G	55%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.448	.407
Net realized and unrealized gain (loss)	.712	(.317) H
Total from investment operations	1.160	.090
Distributions from net investment income	(.397)	(.354)
Distributions from net realized gain	(.046)	-
Total distributions	(.443)	(.354)
Redemption fees added to paid in capital E	.003	.004
Net asset value, end of period	$ 10.46	$ 9.74
Total Return B,C,D	12.23%	1.07%
Ratios to Average Net Assets F,J
Expenses before reductions	2.01%	2.15% A
Expenses net of fee waivers, if any	2.00%	2.00% A
Expenses net of all reductions	2.00%	2.00% A
Net investment income (loss)	4.49%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,941	$ 9,878
Portfolio turnover rate G	55%	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Global High Income Fund

Years ended April 30,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.555	.495
Net realized and unrealized gain (loss)	.724	(.312) G
Total from investment operations	1.279	.183
Distributions from net investment income	(.506)	(.447)
Distributions from net realized gain	(.046)	-
Total distributions	(.552)	(.447)
Redemption fees added to paid in capital D	.003	.004
Net asset value, end of period	$ 10.47	$ 9.74
Total Return B,C	13.56%	2.06%
Ratios to Average Net Assets E,I
Expenses before reductions	.96%	1.07% A
Expenses net of fee waivers, if any	.96%	1.00% A
Expenses net of all reductions	.96%	1.00% A
Net investment income (loss)	5.53%	5.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 345,210	$ 197,480
Portfolio turnover rate F	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.549	.499
Net realized and unrealized gain (loss)	.728	(.317) G
Total from investment operations	1.277	.182
Distributions from net investment income	(.504)	(.446)
Distributions from net realized gain	(.046)	-
Total distributions	(.550)	(.446)
Redemption fees added to paid in capital D	.003	.004
Net asset value, end of period	$ 10.47	$ 9.74
Total Return B,C	13.54%	2.05%
Ratios to Average Net Assets E,I
Expenses before reductions	.98%	1.13% A
Expenses net of fee waivers, if any	.98%	1.00% A
Expenses net of all reductions	.98%	1.00% A
Net investment income (loss)	5.51%	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,049	$ 11,617
Portfolio turnover rate F	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2013

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management and Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,967,924
Gross unrealized depreciation	(1,374,946)
Net unrealized appreciation (depreciation) on securities and other investments	$ 20,592,978

Tax Cost	$ 339,727,557

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,255,686
Undistributed long-term capital gain	$ 3,671,799
Net unrealized appreciation (depreciation)	$ 20,605,960

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	April 30, 2013	April 30, 2012
Ordinary Income	$ 15,256,737	$ 6,036,946
Long-term Capital Gains	52,715	-
Total	$ 15,309,452	$ 6,036,946

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $250,951,545 and $146,531,080, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 20,228	$ 8,902
Class T	-%	.25%	10,314	8,376
Class C	.75%	.25%	52,476	42,475
			$ 83,018	$ 59,753

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,721
Class T	844
Class C*	927
$ 4,492

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 12,276.15
Class T	7,388.18
Class C	10,148.19
Fidelity Global High Income Fund	301,785.12
Institutional Class	9,961.15
	$ 341,558

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $739 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class C	2.00%	$ 521

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2013	2012 A
From net investment income
Class A	$ 385,177	$ 402,965
Class T	201,653	387,723
Class C	213,823	336,670
Fidelity Global High Income Fund	12,959,407	4,456,971
Institutional Class	336,955	452,617
Total	$ 14,097,015	$ 6,036,946

Annual Report

8. Distributions to Shareholders - continued

Years ended April 30,	2013	2012 A
From net realized gain
Class A	$ 33,983	$ -
Class T	6,672	-
Class C	12,006	-
Fidelity Global High Income Fund	1,143,686	-
Institutional Class	16,090	-
Total	$ 1,212,437	$ -

A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2013	2012 A	2013	2012 A
Class A
Shares sold	891,994	1,008,044	$ 9,007,648	$ 10,024,439
Reinvestment of distributions	35,775	41,780	356,668	398,734
Shares redeemed	(1,351,772)	(12,478)	(13,585,735)	(116,852)
Net increase (decrease)	(424,003)	1,037,346	$ (4,221,419)	$ 10,306,321
Class T
Shares sold	89,413	921,272	$ 908,160	$ 9,193,674
Reinvestment of distributions	20,699	40,469	203,219	386,240
Shares redeemed	(942,577)	(400)	(9,376,834)	(3,622)
Net increase (decrease)	(832,465)	961,341	$ (8,265,455)	$ 9,576,292
Class C
Shares sold	227,901	984,643	$ 2,307,855	$ 9,801,675
Reinvestment of distributions	21,503	35,061	212,206	334,568
Shares redeemed	(982,676)	(5,398)	(9,789,298)	(51,628)
Net increase (decrease)	(733,272)	1,014,306	$ (7,269,237)	$ 10,084,615
Fidelity Global High Income Fund
Shares sold	18,772,878	23,708,542	$ 190,172,629	$ 223,736,089
Reinvestment of distributions	1,286,561	434,668	12,953,475	4,160,533
Shares redeemed	(7,351,380)	(3,865,210)	(74,166,575)	(36,979,231)
Net increase (decrease)	12,708,059	20,278,000	$ 128,959,529	$ 190,917,391
Institutional Class
Shares sold	401,857	1,200,015	$ 4,107,801	$ 11,782,075
Reinvestment of distributions	25,921	44,896	255,111	428,550
Shares redeemed	(1,042,691)	(51,975)	(10,381,961)	(484,337)
Net increase (decrease)	(614,913)	1,192,936	$ (6,019,049)	$ 11,726,288

A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

Annual Report

Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Global High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2013 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 21, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (1964)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013- present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	06/10/2013	06/07/2013	$0.141

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2013, $3,724,514, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,950,898 of distributions paid during the period January 1, 2013 to April 30, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGHII-UANN-0613
1.926264.101

Fidelity®

Series High Income

Fund

Fidelity Series High Income Fund

Class F

Annual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series High Income Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2013	Past 1 year	Life of fund A
Fidelity® Series High Income Fund	12.85%	9.02%
Class F	12.99%	9.15%

A From March 10, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series High Income Fund, a class of the fund, on March 10, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Pro-growth U.S. monetary policy, ultralow interest rates and a surging stock market helped extend the strong bull run in high-yield bonds during the 12 months ending April 30, 2013, with The BofA Merrill LynchSM US High Yield Constrained Index posting a stout gain of 14.01%. Worry about sovereign debt in the eurozone and weak global economic growth held back high-yield bonds at the outset of the period, but the market quickly recovered and went on to post 11 consecutive monthly advances. Strong technicals worked in the asset class' favor, with demand far outpacing supply as investors flocked to higher-risk, higher-yielding securities amid a persistently low interest rate environment. The high-yield market's sensitivity to movements in stock prices was a big boost, as most major U.S. equity indexes achieved new milestones during the year. Also buoying the asset class was a last-minute compromise in Washington to avert the fiscal cliff, signs of modest but steady economic growth, continued strong corporate fundamentals and a default rate that remained well below its long-term historical average. There were some bumps in the road, including recurring concern about eurozone instability, slowing growth in China and Congressional gridlock over the federal budget. However, the market continued to rally and the average high-yield bond price reached its highest month-end level on record in April.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® Series High Income Fund: For the year, the fund's Series High Income and Class F shares returned 12.85% and 12.99%, respectively, compared with 14.01% for the BofA Merrill Lynch index. The biggest detractor during the period was the fund's higher-than-usual cash balance. This reflected significant bond call activity, large investment inflows and my decision to let cash accumulate in late 2012 leading up to the "fiscal cliff." More recently, I have been able to reinvest this cash, but, in hindsight, being less than fully invested hampered the fund's relative performance in a robust market for high yield. Also detracting was the fund's positioning in the lowest tier of the high-yield market - bonds rated CCC and lower. Not having sufficient exposure to this group compared with the benchmark, coupled with sub-optimal bond selection here, hampered results. On the positive side, the fund's security selection was good overall, especially bond picking in the B-rated credit tier. On an individual basis, the fund's biggest detractor was Avaya, a maker of telephone systems whose financial results disappointed. College textbook publisher Cengage Learning Acquisitions also hurt. On the positive side, the fund's top contributor, GenOn Energy, benefited from its acquisition by a larger, more creditworthy competitor.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Series High Income	.71%
Actual		$ 1,000.00	$ 1,067.70	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Class F	.59%
Actual		$ 1,000.00	$ 1,068.30	$ 3.03
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 2.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.7	2.9
Avaya, Inc.	2.1	3.0
CCO Holdings LLC/CCO Holdings Capital Corp.	1.7	1.1
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.6	1.5
Ally Financial, Inc.	1.5	1.6
	9.6
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.6	9.7
Healthcare	7.6	8.9
Telecommunications	7.0	7.2
Technology	6.5	8.4
Electric Utilities	6.1	7.2
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
BBB 2.2%	BBB 2.3%
BB 25.1%	BB 22.1%
B 49.5%	B 53.0%
CCC,CC,C 10.4%	CCC,CC,C 10.7%
D 0.1%	D 0.1%
Not Rated 1.7%	Not Rated 2.1%
Equities 3.0%	Equities 2.7%
Short-Term Investments and Net Other Assets 8.0%	Short-Term Investments and Net Other Assets 7.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013 *		As of October 31, 2012 **
	Nonconvertible Bonds 78.8%		Nonconvertible Bonds 76.1%
	Convertible Bonds, Preferred Stocks 2.2%		Convertible Bonds, Preferred Stocks 2.3%
	Common Stocks 1.1%		Common Stocks 0.8%
	Floating Rate Loans 9.8%		Floating Rate Loans 13.6%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 8.0%		Short-Term Investments and Net Other Assets (Liabilities) 7.0%
* Foreign investments	15.4%	** Foreign investments	12.9%

Annual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Corporate Bonds - 79.1%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp.:
0.875% 11/15/13	$ 1,612,000	$ 1,606,963
4.5% 11/15/29 (d)	1,814,000	2,199,294
		3,806,257
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	38,718,000	31,264,785
TOTAL CONVERTIBLE BONDS		35,071,042
Nonconvertible Bonds - 78.8%
Aerospace - 0.4%
Alliant Techsystems, Inc. 6.875% 9/15/20	3,912,000	4,254,300
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (f)	7,630,000	7,687,225
Series 2013-1B Class B, 5.625% 1/15/21 (f)	3,265,000	3,346,625
GenCorp, Inc. 7.125% 3/15/21 (f)	2,580,000	2,779,950
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	8,013,000	8,864,381
7.125% 3/15/21	13,013,000	14,476,963
Triumph Group, Inc. 4.875% 4/1/21 (f)	5,000,000	5,175,000
		46,584,444
Air Transportation - 0.3%
Air Canada:
4.125% 5/15/25 (f)(h)	5,370,000	5,450,550
5.375% 11/15/22 (f)(h)	3,520,000	3,594,800
Continental Airlines, Inc. 6.125% 4/29/18 (f)	3,315,000	3,381,300
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	2,669,604	2,936,565
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	11,400,000	11,514,000
Class B, 5.375% 5/15/23	4,710,000	4,839,525
		31,716,740
Automotive - 2.8%
Affinia Group, Inc. 7.75% 5/1/21 (f)	2,075,000	2,134,656
American Axle & Manufacturing, Inc. 6.25% 3/15/21	10,595,000	11,204,213
ArvinMeritor, Inc. 8.125% 9/15/15	1,795,000	1,938,600
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	10,810,000	12,107,200
8.25% 6/15/21	13,280,000	15,205,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Continental Rubber of America Corp. 4.5% 9/15/19 (f)	$ 5,805,000	$ 6,037,200
Dana Holding Corp.:
6.5% 2/15/19	4,575,000	4,941,000
6.75% 2/15/21	4,885,000	5,361,288
Delphi Corp.:
5% 2/15/23	9,555,000	10,343,288
5.875% 5/15/19	22,965,000	24,888,319
6.125% 5/15/21	15,255,000	17,066,531
Exide Technologies 8.625% 2/1/18	6,810,000	4,494,600
Ford Motor Co.:
6.375% 2/1/29	4,276,000	5,012,738
6.625% 2/15/28	2,943,000	3,454,540
6.625% 10/1/28	1,075,000	1,293,184
7.125% 11/15/25	175,000	209,003
7.45% 7/16/31	3,680,000	4,896,523
Ford Motor Credit Co. LLC:
5% 5/15/18	15,045,000	16,644,284
5.75% 2/1/21	7,744,000	8,947,836
5.875% 8/2/21	31,775,000	37,076,754
6.625% 8/15/17	8,930,000	10,497,269
8% 12/15/16	1,824,000	2,195,576
8.125% 1/15/20	6,448,000	8,218,621
General Motors Acceptance Corp. 8% 11/1/31	27,411,000	35,771,355
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	1
7.2% 1/15/11 (c)	5,277,000	1
7.7% 4/15/16 (c)	8,201,000	1
8.25% 7/15/23 (c)	7,519,000	1
8.375% 7/15/33 (c)	15,931,000	2
International Automotive Components Group SA 9.125% 6/1/18 (f)	8,050,000	8,039,938
Schaeffler Finance BV 4.75% 5/15/21 (f)	11,720,000	11,895,800
Stoneridge, Inc. 9.5% 10/15/17 (f)	2,582,000	2,785,333
Tenneco, Inc.:
6.875% 12/15/20	7,083,000	7,817,861
7.75% 8/15/18	4,072,000	4,458,840
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)	5,035,000	5,356,032
		290,293,988
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
3.492% 2/11/14 (i)	$ 13,395,000	$ 13,562,438
4.5% 2/11/14	4,220,000	4,309,675
5.5% 2/15/17	15,315,000	16,750,781
6.25% 12/1/17	1,024,000	1,159,680
7.5% 9/15/20	33,775,000	41,712,125
8% 3/15/20	28,438,000	35,760,785
General Motors Acceptance Corp. 6.75% 12/1/14	9,100,000	9,771,125
GMAC LLC:
6.75% 12/1/14	8,544,000	9,184,800
8% 12/31/18	10,196,000	12,286,180
8% 11/1/31	2,725,000	3,590,188
		148,087,777
Broadcasting - 0.5%
AMC Networks, Inc. 4.75% 12/15/22	5,920,000	6,038,400
Clear Channel Communications, Inc.:
4.9% 5/15/15	2,524,000	2,391,490
10.75% 8/1/16	5,749,000	4,944,140
11.25% 3/1/21 (f)	8,530,000	9,084,450
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,565,000	8,929,013
Univision Communications, Inc.:
6.75% 9/15/22 (f)	2,770,000	3,074,700
6.875% 5/15/19 (f)	13,680,000	14,842,800
		49,304,993
Building Materials - 4.2%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)	3,065,000	3,187,600
Associated Materials LLC 9.125% 11/1/17	40,142,000	43,353,360
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (f)	2,655,000	2,854,125
Building Materials Corp. of America 6.75% 5/1/21 (f)	7,455,000	8,256,413
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	21,100,000	24,212,250
CEMEX Finance LLC:
9.375% 10/12/22 (f)(h)	20,945,000	24,086,750
9.5% 12/14/16 (f)	21,015,000	22,538,588
CEMEX SA de CV:
5.2836% 9/30/15 (f)(i)	51,910,000	53,726,850
5.875% 3/25/19 (f)	6,260,000	6,369,550
9% 1/11/18 (f)	28,880,000	31,479,200
Gibraltar Industries, Inc. 6.25% 2/1/21 (f)	1,480,000	1,587,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
HD Supply, Inc.:
7.5% 7/15/20 (f)	$ 17,965,000	$ 19,447,113
11.5% 7/15/20	32,205,000	38,323,950
Headwaters, Inc. 7.625% 4/1/19	29,216,000	31,553,280
Interline Brands, Inc. 7.5% 11/15/18	2,381,000	2,571,480
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (f)(i)	2,455,000	2,728,119
Masco Corp.:
5.95% 3/15/22	18,445,000	20,875,719
6.125% 10/3/16	2,705,000	3,042,178
7.125% 3/15/20	7,186,000	8,389,655
Masonite International Corp. 8.25% 4/15/21 (f)	3,975,000	4,412,250
Ply Gem Industries, Inc.:
8.25% 2/15/18	36,097,000	39,526,215
9.375% 4/15/17	4,475,000	4,939,281
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)	10,705,000	12,310,750
USG Corp.:
7.875% 3/30/20 (f)	9,590,000	10,908,625
8.375% 10/15/18 (f)	12,260,000	13,547,300
		434,227,901
Cable TV - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	12,660,000	12,786,600
5.25% 3/15/21 (f)	9,630,000	9,894,825
5.75% 9/1/23 (f)	7,805,000	8,097,688
5.75% 1/15/24 (h)	28,860,000	29,942,250
6.5% 4/30/21	38,860,000	42,163,100
6.625% 1/31/22	16,840,000	18,439,800
7% 1/15/19	34,476,000	37,406,460
7.375% 6/1/20	11,590,000	12,980,800
7.875% 4/30/18	3,467,000	3,687,155
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	24,680,000	26,222,500
Cogeco Cable, Inc. 4.875% 5/1/20 (f)	4,710,000	4,810,323
CSC Holdings LLC:
6.75% 11/15/21	1,880,000	2,147,900
8.625% 2/15/19	3,438,000	4,185,765
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
DISH DBS Corp.:
5% 3/15/23 (f)	$ 10,050,000	$ 9,748,500
6.75% 6/1/21	13,130,000	14,180,400
EchoStar Communications Corp. 7.125% 2/1/16	11,031,000	12,161,678
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	3,500,000	3,968,125
Lynx I Corp. 5.375% 4/15/21 (f)	6,285,000	6,756,375
Lynx II Corp. 6.375% 4/15/23 (f)	7,465,000	8,099,525
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)	10,655,000	11,027,925
7.5% 3/15/19 (f)	2,795,000	3,067,513
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	42,728,000	46,253,060
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	11,355,000	12,660,825
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	5,860,000	6,431,350
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	8,282,400
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	11,770,000	12,535,050
		367,937,892
Capital Goods - 0.8%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	7,350,000	7,938,000
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	3,159,840
CNH Capital LLC 6.25% 11/1/16	6,105,000	6,746,025
Coleman Cable, Inc. 9% 2/15/18	15,926,000	17,200,080
General Cable Corp. 5.75% 10/1/22 (f)	13,990,000	14,479,650
Manitowoc Co., Inc. 5.875% 10/15/22	5,585,000	5,948,025
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	11,035,000	11,669,513
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	11,310,000	11,932,050
		79,073,183
Chemicals - 3.4%
Axiall Corp. 4.875% 5/15/23 (f)	3,045,000	3,159,188
Celanese U.S. Holdings LLC:
4.625% 11/15/22	10,320,000	10,732,800
5.875% 6/15/21	5,630,000	6,249,300
6.625% 10/15/18	8,055,000	8,739,675
Chemtura Corp. 7.875% 9/1/18	10,347,000	11,381,700
Eagle Spinco, Inc. 4.625% 2/15/21 (f)	5,170,000	5,428,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Hexion U.S. Finance Corp.:
6.625% 4/15/20	$ 2,905,000	$ 3,028,463
6.625% 4/15/20 (f)	41,760,000	43,534,800
Huntsman International LLC 4.875% 11/15/20 (f)	9,635,000	10,092,663
INEOS Finance PLC:
7.5% 5/1/20 (f)	12,935,000	14,454,863
8.375% 2/15/19 (f)	5,870,000	6,618,425
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	5,545,000	6,265,850
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	2,936,000	3,075,460
LyondellBasell Industries NV 5% 4/15/19	17,035,000	19,412,882
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	33,960,000	37,016,400
NOVA Chemicals Corp. 8.625% 11/1/19	1,712,000	1,930,280
Olin Corp. 5.5% 8/15/22	3,945,000	4,132,388
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)	9,190,000	9,373,800
PolyOne Corp. 5.25% 3/15/23 (f)	11,110,000	11,443,300
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	7,215,000	7,377,338
Rockwood Specialties Group, Inc. 4.625% 10/15/20	17,610,000	18,609,368
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)	2,550,000	2,894,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)	95,795,000	95,914,744
Tronox Finance LLC 6.375% 8/15/20 (f)	5,775,000	5,760,563
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	4,700,000	5,011,375
		351,638,375
Consumer Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21	3,023,000	3,385,760
Libbey Glass, Inc. 6.875% 5/15/20	5,690,000	6,216,325
Prestige Brands, Inc. 8.125% 2/1/20	1,575,000	1,805,344
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)	2,750,000	3,004,375
6.625% 11/15/22 (f)	3,250,000	3,583,125
Tempur-Pedic International, Inc. 6.875% 12/15/20 (f)	5,025,000	5,483,531
Wolverine World Wide, Inc. 6.125% 10/15/20 (f)	5,085,000	5,536,294
		29,014,754
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - 3.2%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)	$ 6,425,000	$ 7,083,563
9.125% 10/15/20 (f)	16,147,000	18,246,110
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (f)	5,690,000	5,803,800
7% 11/15/20 (f)	7,935,000	8,391,263
7.375% 10/15/17 (f)	2,260,000	2,486,000
9.125% 10/15/20 (f)	21,654,000	24,414,885
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	4,095,000	4,545,450
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	9,503,000	10,500,815
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)	2,720,000	2,777,800
Graphic Packaging International, Inc.:
4.75% 4/15/21	3,120,000	3,221,400
7.875% 10/1/18	2,726,000	3,025,860
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	19,625,000	20,459,063
6.875% 2/15/21	30,266,000	32,989,940
7.125% 4/15/19	6,077,000	6,547,968
7.875% 8/15/19	26,275,000	29,428,000
8.25% 2/15/21	29,049,000	30,828,251
9% 4/15/19	10,846,000	11,713,680
9.875% 8/15/19	27,440,000	30,801,400
Sealed Air Corp.:
5.25% 4/1/23 (f)	11,255,000	11,283,138
6.5% 12/1/20 (f)	9,585,000	10,711,238
8.125% 9/15/19 (f)	16,295,000	18,535,563
8.375% 9/15/21 (f)	18,235,000	21,243,775
Tekni-Plex, Inc. 9.75% 6/1/19 (f)	18,520,000	20,372,000
		335,410,962
Diversified Financial Services - 5.1%
Aircastle Ltd.:
6.25% 12/1/19	11,280,000	12,577,200
7.625% 4/15/20	3,080,000	3,634,400
9.75% 8/1/18	11,849,000	13,522,671
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.:
4.25% 8/15/17	$ 8,475,000	$ 8,983,500
5% 5/15/17	30,415,000	33,152,350
5% 8/15/22	8,475,000	9,477,838
5.25% 3/15/18	23,120,000	25,547,600
5.375% 5/15/20	20,560,000	23,181,400
5.5% 2/15/19 (f)	11,890,000	13,405,975
6.625% 4/1/18 (f)	3,000,000	3,502,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	24,109,000	25,917,175
International Lease Finance Corp.:
4.625% 4/15/21	2,000,000	2,030,000
5.625% 9/20/13	6,328,000	6,422,920
5.65% 6/1/14	3,798,000	3,943,577
5.75% 5/15/16	14,235,000	15,483,168
5.875% 5/1/13	5,475,000	5,475,000
6.25% 5/15/19	22,245,000	24,942,206
6.625% 11/15/13	19,195,000	19,746,856
7.125% 9/1/18 (f)	29,553,000	35,168,070
8.25% 12/15/20	14,326,000	17,907,500
8.625% 9/15/15	55,155,000	62,948,402
8.625% 1/15/22	7,920,000	10,296,000
8.75% 3/15/17	37,296,000	44,661,960
8.875% 9/1/17	27,430,000	33,293,163
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (f)	5,330,000	5,543,200
SLM Corp.:
5.5% 1/25/23	11,365,000	11,398,673
6% 1/25/17	15,240,000	16,535,400
7.25% 1/25/22	7,690,000	8,535,900
8% 3/25/20	22,883,000	26,258,243
8.45% 6/15/18	10,520,000	12,353,331
		535,846,178
Diversified Media - 1.0%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)	6,195,000	6,582,188
6.5% 11/15/22 (f)	14,855,000	15,931,988
7.625% 3/15/20	9,800,000	10,461,500
7.625% 3/15/20	20,835,000	22,449,713
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Lamar Media Corp.:
5% 5/1/23	$ 5,515,000	$ 5,611,513
5.875% 2/1/22	3,760,000	4,112,500
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (f)	6,760,000	6,903,650
7.75% 10/15/18	9,435,000	10,520,025
Quebecor Media, Inc. 5.75% 1/15/23 (f)	13,960,000	14,588,200
WMG Acquisition Corp. 6% 1/15/21 (f)	3,660,000	3,907,050
		101,068,327
Electric Utilities - 5.7%
Atlantic Power Corp. 9% 11/15/18	29,930,000	31,501,325
Calpine Corp.:
7.5% 2/15/21 (f)	57,710,000	64,779,475
7.875% 7/31/20 (f)	21,744,000	24,462,000
7.875% 1/15/23 (f)	24,530,000	28,086,850
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	5,587,000	6,418,066
11% 10/1/21	18,381,000	20,448,863
11.75% 3/1/22 (f)	38,610,000	44,208,450
GenOn Energy, Inc.:
9.5% 10/15/18	35,499,000	42,155,063
9.875% 10/15/20	45,812,000	52,912,860
InterGen NV 9% 6/30/17 (f)	91,702,000	92,848,275
Mirant Americas Generation LLC:
8.5% 10/1/21	35,482,000	42,046,170
9.125% 5/1/31	14,621,000	16,521,730
NRG Energy, Inc.:
7.625% 5/15/19	5,470,000	5,934,950
7.875% 5/15/21	6,125,000	6,936,563
NSG Holdings II, LLC 7.75% 12/15/25 (f)	10,021,000	10,772,575
Puget Energy, Inc.:
5.625% 7/15/22	7,350,000	8,243,966
6% 9/1/21	12,615,000	14,527,876
RRI Energy, Inc. 7.875% 6/15/17	14,506,000	16,391,780
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,357,638	1,462,855
The AES Corp.:
4.875% 5/15/23	3,735,000	3,809,700
7.375% 7/1/21	23,825,000	28,351,750
8% 10/15/17	16,106,000	19,286,935
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
The AES Corp.: - continued
8% 6/1/20	$ 2,000,000	$ 2,425,000
9.75% 4/15/16	3,806,000	4,605,260
		589,138,337
Energy - 9.1%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	16,395,000	16,886,850
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	5,940,000	6,563,700
7% 5/20/22	12,725,000	14,252,000
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	9,120,000	9,872,400
6.5% 5/20/21	2,007,000	2,187,630
Antero Resources Finance Corp. 7.25% 8/1/19	16,240,000	17,620,400
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (f)	10,365,000	10,572,300
6.625% 10/1/20 (f)	2,390,000	2,515,475
Atwood Oceanics, Inc. 6.5% 2/1/20	2,285,000	2,490,650
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	5,625,000	6,300,000
Chesapeake Energy Corp.:
3.25% 3/15/16	17,300,000	17,516,250
5.375% 6/15/21	17,000,000	17,722,500
5.75% 3/15/23	11,040,000	11,978,400
6.125% 2/15/21	8,180,000	8,998,000
6.625% 8/15/20	11,430,000	12,930,188
6.875% 11/15/20	8,215,000	9,385,638
9.5% 2/15/15	28,431,000	32,103,432
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	10,715,000	11,759,713
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)	6,295,000	6,483,850
Continental Resources, Inc.:
5% 9/15/22	16,880,000	18,230,400
7.125% 4/1/21	2,445,000	2,805,638
7.375% 10/1/20	3,587,000	4,116,083
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	12,590,000	13,156,550
7.75% 4/1/19 (f)	8,915,000	9,182,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Denbury Resources, Inc.:
4.625% 7/15/23	$ 3,050,000	$ 3,042,375
8.25% 2/15/20	4,907,000	5,569,445
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)	10,695,000	10,801,950
Energy Transfer Equity LP 7.5% 10/15/20	36,250,000	42,412,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	6,720,000	7,593,600
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	11,035,000	12,069,531
9.375% 5/1/20	17,220,000	20,018,250
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	15,826,000	16,894,255
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	15,740,000	16,566,350
Forest Oil Corp. 7.25% 6/15/19	13,767,000	13,939,088
Gulfmark Offshore, Inc. 6.375% 3/15/22	10,890,000	11,352,825
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	9,240,000	9,713,550
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)	15,650,000	16,628,125
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (f)	3,895,000	4,099,488
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)	36,100,000	37,724,500
6.5% 5/15/19	10,850,000	11,446,750
7.75% 2/1/21	7,187,000	7,869,765
8.625% 4/15/20	21,983,000	24,566,003
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23	16,805,000	17,393,175
5.5% 2/15/23	4,635,000	5,086,913
6.25% 6/15/22	13,147,000	14,593,170
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)	4,380,000	4,664,700
Offshore Group Investment Ltd.:
7.125% 4/1/23 (f)	14,605,000	15,298,738
7.5% 11/1/19 (f)	43,425,000	47,116,125
Oil States International, Inc.:
5.125% 1/15/23 (f)	9,970,000	10,244,175
6.5% 6/1/19	11,590,000	12,459,250
Pioneer Drilling Co. 9.875% 3/15/18	8,092,000	8,891,085
Plains Exploration & Production Co.:
6.625% 5/1/21	18,000,000	20,070,000
7.625% 4/1/20	6,256,000	7,038,000
Precision Drilling Corp. 6.5% 12/15/21	2,020,000	2,186,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23 (f)	$ 11,545,000	$ 11,949,075
5.5% 4/15/23	11,430,000	12,487,275
6.875% 12/1/18	7,529,000	8,225,433
Rockies Express Pipeline LLC 6% 1/15/19 (f)	2,805,000	2,755,913
Rosetta Resources, Inc. 5.625% 5/1/21 (h)	9,325,000	9,721,313
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (f)	8,475,000	8,771,625
Samson Investment Co. 9.75% 2/15/20 (f)	21,415,000	22,753,438
SandRidge Energy, Inc. 7.5% 3/15/21	2,825,000	2,902,688
SESI LLC 6.375% 5/1/19	15,160,000	16,448,600
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,656,085
Stone Energy Corp. 7.5% 11/15/22	11,035,000	12,028,150
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	29,453,000	32,766,463
7.5% 10/1/18	15,134,000	16,496,060
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)	16,125,000	16,931,250
6.375% 8/1/22	6,410,000	7,163,175
6.875% 2/1/21	8,047,000	8,932,170
7.875% 10/15/18	7,826,000	8,608,600
Tesoro Corp.:
4.25% 10/1/17	5,885,000	6,193,963
5.375% 10/1/22	6,620,000	7,050,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)	2,000,000	2,130,000
WPX Energy, Inc.:
5.25% 1/15/17	9,345,000	9,999,150
6% 1/15/22	9,735,000	10,562,475
		944,514,029
Entertainment/Film - 0.0%
Cinemark USA, Inc. 5.125% 12/15/22 (f)	2,835,000	2,934,225
Environmental - 0.8%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)	7,755,000	8,452,950
Clean Harbors, Inc.:
5.125% 6/1/21 (f)	5,870,000	6,148,825
5.25% 8/1/20	7,930,000	8,385,975
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Covanta Holding Corp.:
6.375% 10/1/22	$ 9,165,000	$ 10,028,755
7.25% 12/1/20	12,118,000	13,461,704
Tervita Corp.:
8% 11/15/18 (f)	17,590,000	18,425,525
9.75% 11/1/19 (f)	13,685,000	13,445,513
		78,349,247
Food & Drug Retail - 2.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)	44,673,000	49,698,713
ESAL GmbH 6.25% 2/5/23 (f)	24,715,000	24,566,710
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)	28,830,000	29,298,488
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)	4,585,000	4,785,594
Rite Aid Corp.:
7.5% 3/1/17	16,796,000	17,299,880
7.7% 2/15/27	4,550,000	4,754,750
9.25% 3/15/20	30,990,000	35,793,450
9.5% 6/15/17	57,788,000	60,099,520
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)	2,520,000	2,803,500
Tops Markets LLC 8.875% 12/15/17 (f)	11,275,000	12,642,658
		241,743,263
Food/Beverage/Tobacco - 1.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	36,310,000	40,213,325
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	20,197,000	21,711,775
Constellation Brands, Inc.:
3.75% 5/1/21 (h)	2,985,000	2,985,000
4.25% 5/1/23 (h)	4,475,000	4,475,000
Dean Foods Co. 7% 6/1/16	3,415,000	3,876,025
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (f)	3,270,000	3,617,438
H.J. Heinz Co. 6.375% 7/15/28	1,875,000	2,132,813
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	10,720,000	12,220,800
JBS Finance II Ltd. 8.25% 1/29/18 (f)	9,185,000	9,919,800
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (f)	6,484,000	6,889,250
8.25% 2/1/20 (f)	57,793,000	63,861,265
Smithfield Foods, Inc. 6.625% 8/15/22	9,395,000	10,428,450
		182,330,941
Gaming - 2.5%
Ameristar Casinos, Inc. 7.5% 4/15/21	16,225,000	18,050,313
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)	$ 2,475,000	$ 2,722,500
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	38,215,000	36,877,475
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
9% 2/15/20 (f)	23,440,000	23,059,100
9% 2/15/20 (f)	5,585,000	5,494,244
Chester Downs & Marina LLC 9.25% 2/1/20 (f)	5,895,000	5,673,938
Graton Economic Development Authority 9.625% 9/1/19 (f)	5,625,000	6,384,375
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	8,659,868
MCE Finance Ltd. 5% 2/15/21 (f)	5,530,000	5,585,300
MGM Mirage, Inc.:
6.625% 12/15/21	5,540,000	5,997,050
7.5% 6/1/16	11,553,000	13,011,566
7.625% 1/15/17	7,781,000	8,685,541
7.75% 3/15/22	15,985,000	18,262,863
8.625% 2/1/19	33,710,000	39,862,075
10% 11/1/16	3,823,000	4,635,388
Pinnacle Entertainment, Inc. 7.75% 4/1/22	3,200,000	3,504,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	42,035,000	45,187,625
7.75% 8/15/20	9,697,000	10,957,610
		262,610,831
Healthcare - 7.0%
Alere, Inc.:
7.25% 7/1/18 (f)	11,635,000	12,536,713
8.625% 10/1/18	12,105,000	12,982,613
Apria Healthcare Group, Inc. 11.25% 11/1/14	7,481,000	7,715,155
Community Health Systems, Inc.:
5.125% 8/15/18	9,675,000	10,352,250
7.125% 7/15/20	10,750,000	12,053,438
8% 11/15/19	73,275,000	83,075,531
DaVita, Inc. 6.375% 11/1/18	5,041,000	5,381,268
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (f)	5,855,000	6,894,263
Emergency Medical Services Corp. 8.125% 6/1/19	22,025,000	24,392,688
Endo Health Solutions, Inc. 7% 12/15/20	4,918,000	5,397,505
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (f)	4,395,000	5,087,213
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Grifols, Inc. 8.25% 2/1/18	$ 5,745,000	$ 6,319,500
HCA Holdings, Inc.:
6.25% 2/15/21	16,100,000	17,710,000
7.75% 5/15/21	66,432,000	75,068,160
HCA, Inc.:
5.875% 5/1/23	7,490,000	8,089,200
6.5% 2/15/20	33,210,000	38,357,550
7.25% 9/15/20	11,344,000	12,591,840
7.5% 11/6/33	2,199,000	2,297,955
7.875% 2/15/20	14,144,000	15,682,160
8.5% 4/15/19	7,992,000	8,821,170
Hologic, Inc. 6.25% 8/1/20	3,805,000	4,109,400
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	5,915,000	6,255,113
IMS Health, Inc. 6% 11/1/20 (f)	5,540,000	5,927,800
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)	7,420,000	7,976,500
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	3,375,000	3,906,563
Kindred Healthcare, Inc. 8.25% 6/1/19	3,950,000	4,063,563
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)	11,260,000	9,683,600
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	26,245,000	28,475,825
6.75% 10/15/22	25,361,000	28,214,113
7.5% 2/15/20	8,934,000	9,961,410
Radiation Therapy Services, Inc. 8.875% 1/15/17	8,650,000	8,217,500
Rotech Healthcare, Inc. 10.75% 10/15/15 (c)	7,566,000	7,603,830
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	18,676,000	20,356,840
Service Corp. International 4.5% 11/15/20	5,510,000	5,620,200
Sky Growth Acquisition Corp. 7.375% 10/15/20 (f)	5,130,000	5,476,275
Stewart Enterprises, Inc. 6.5% 4/15/19	6,280,000	6,735,300
Tenet Healthcare Corp.:
4.5% 4/1/21 (f)	4,000,000	4,080,000
4.75% 6/1/20 (f)	7,795,000	8,067,825
6.25% 11/1/18	12,130,000	13,676,575
6.75% 2/1/20	8,375,000	9,086,875
8.875% 7/1/19	2,550,000	2,862,375
Valeant Pharmaceuticals International:
6.5% 7/15/16 (f)	10,766,000	11,216,826
6.75% 8/15/21 (f)	23,271,000	25,714,455
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International: - continued
6.875% 12/1/18 (f)	$ 40,495,000	$ 44,088,931
7% 10/1/20 (f)	5,255,000	5,806,775
7.25% 7/15/22 (f)	11,781,000	13,341,983
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	9,461,000	10,241,533
VPI Escrow Corp. 6.375% 10/15/20 (f)	32,780,000	36,303,850
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)	8,430,000	8,703,975
		726,581,982
Homebuilders/Real Estate - 1.4%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	18,885,000	20,301,375
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	9,450,000	10,324,125
11.625% 6/15/17	16,463,000	17,598,947
KB Home:
7.25% 6/15/18	2,985,000	3,335,738
8% 3/15/20	7,135,000	8,347,950
Realogy Corp.:
7.625% 1/15/20 (f)	8,135,000	9,334,913
7.875% 2/15/19 (f)	4,602,000	5,136,983
11.5% 4/15/17	8,856,000	9,420,570
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	11,545,000	11,602,725
Ryland Group, Inc. 5.375% 10/1/22	3,180,000	3,299,250
Standard Pacific Corp.:
8.375% 5/15/18	20,467,000	24,355,730
8.375% 1/15/21	16,484,000	19,739,590
William Lyon Homes, Inc. 8.5% 11/15/20 (f)	5,765,000	6,456,800
		149,254,696
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	2,865,000	3,208,800
FelCor Lodging LP:
5.625% 3/1/23 (f)	9,785,000	10,139,706
6.75% 6/1/19	29,550,000	32,283,375
Host Hotels & Resorts LP 6% 10/1/21	7,865,000	9,177,472
		54,809,353
Leisure - 0.5%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (f)	15,260,000	15,603,350
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Dave & Buster's Parent, Inc. 0% 2/15/16 (f)	$ 10,626,000	$ 8,195,303
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	9,820,000	11,096,600
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	6,585,000	6,815,475
11.875% 7/15/15	10,396,000	12,579,160
yankee 7.25% 6/15/16	1,253,000	1,422,155
		55,712,043
Metals/Mining - 2.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	22,610,000	21,140,350
6.25% 6/1/21	18,665,000	17,125,138
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	2,990,000	2,885,350
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	6,165,000	6,396,188
Calcipar SA 6.875% 5/1/18 (f)	3,020,000	3,227,625
CONSOL Energy, Inc.:
8% 4/1/17	25,295,000	27,381,838
8.25% 4/1/20	30,710,000	34,088,100
Eldorado Gold Corp. 6.125% 12/15/20 (f)	5,545,000	5,655,900
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	6,385,000	6,640,400
7% 11/1/15 (f)	20,089,000	21,043,228
8.25% 11/1/19 (f)	21,460,000	23,606,000
Peabody Energy Corp.:
6% 11/15/18	12,130,000	13,009,425
7.375% 11/1/16	2,137,000	2,446,865
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	4,885,000	5,446,775
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)	4,410,000	4,784,850
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	2,000,000	2,135,000
SunCoke Energy, Inc. 7.625% 8/1/19	6,760,000	7,317,700
Walter Energy, Inc. 8.5% 4/15/21 (f)	6,690,000	6,974,325
		211,305,057
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	56,562,509	6
P.H. Glatfelter Co. 5.375% 10/15/20	4,150,000	4,378,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	$ 4,955,000	$ 5,202,750
Xerium Technologies, Inc. 8.875% 6/15/18	30,810,000	31,503,225
		41,084,231
Publishing/Printing - 0.0%
Cengage Learning Acquisitions, Inc. 12% 6/30/19 (f)	2,507,000	476,330
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	18,221,000	20,771,940
Landry's Acquisition Co. 9.375% 5/1/20 (f)	6,290,000	6,793,200
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	7,230,000	7,591,500
Roadhouse Financing, Inc. 10.75% 10/15/17	4,926,000	4,698,173
		39,854,813
Services - 1.8%
Air Lease Corp.:
4.75% 3/1/20	1,760,000	1,826,000
5.625% 4/1/17	12,295,000	13,463,025
APX Group, Inc.:
6.375% 12/1/19 (f)	34,250,000	34,506,875
8.75% 12/1/20 (f)	8,255,000	8,709,025
ARAMARK Corp. 5.75% 3/15/20 (f)	11,070,000	11,595,825
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7901% 5/15/14 (i)	5,941,000	5,933,633
5.5% 4/1/23 (f)	10,865,000	11,218,113
Corrections Corp. of America:
4.125% 4/1/20 (f)	12,865,000	13,218,788
4.625% 5/1/23 (f)	14,415,000	14,991,600
Hertz Corp.:
5.875% 10/15/20	8,640,000	9,460,800
6.25% 10/15/22	7,840,000	8,771,000
Laureate Education, Inc. 9.25% 9/1/19 (f)	19,925,000	22,565,063
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	3,650,000	3,759,500
The Geo Group, Inc.:
5.125% 4/1/23 (f)	3,810,000	3,962,400
6.625% 2/15/21	1,697,000	1,870,943
7.75% 10/15/17	2,306,000	2,458,888
United Rentals North America, Inc.:
5.75% 7/15/18	5,895,000	6,425,550
6.125% 6/15/23	9,175,000	9,863,125
		184,600,153
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - 1.2%
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	$ 10,135,000	$ 10,667,088
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	37,907,000	37,861,512
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	28,746,000	27,236,835
8.875% 11/1/17	21,927,000	23,078,168
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19	2,930,000	3,186,375
9.25% 4/15/19 (f)	2,765,000	3,020,763
Teekay Corp. 8.5% 1/15/20	9,015,000	9,893,963
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	7,696,000	7,696,000
		122,640,704
Steel - 0.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	31,017,000	32,451,536
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18 (f)	5,420,000	5,853,600
Severstal Columbus LLC 10.25% 2/15/18	7,816,000	8,402,200
		46,707,336
Super Retail - 2.4%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	16,127,000	16,570,654
8.375% 11/15/20	2,572,000	2,887,070
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	4,960,000	5,239,000
8.875% 3/15/19	2,305,000	2,472,113
9% 3/15/19 (f)	63,805,000	73,136,481
CST Brands, Inc. 5% 5/1/23 (f)	2,700,000	2,770,875
J. Crew Group, Inc. 8.125% 3/1/19	10,507,000	11,281,891
Jaguar Land Rover PLC 5.625% 2/1/23 (f)	8,850,000	9,248,250
Limited Brands, Inc.:
6.625% 4/1/21	21,985,000	25,255,269
7% 5/1/20	3,907,000	4,566,306
Office Depot, Inc. 9.75% 3/15/19 (f)	8,545,000	10,029,694
Sally Holdings LLC 6.875% 11/15/19	6,960,000	7,795,200
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	47,235,000	50,482,406
Sonic Automotive, Inc. 9% 3/15/18	2,436,000	2,673,510
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
The Bon-Ton Department Stores, Inc.:
10.25% 3/15/14	$ 2,982,000	$ 3,000,638
10.625% 7/15/17	20,535,000	20,689,013
		248,098,370
Technology - 4.8%
Avaya, Inc.:
7% 4/1/19 (f)	75,305,000	72,481,063
9% 4/1/19 (f)	13,865,000	14,107,638
10.5% 3/1/21 (f)	111,494,800	102,714,522
CDW LLC/CDW Finance Corp.:
8% 12/15/18	8,181,000	9,172,946
8.5% 4/1/19	25,775,000	28,900,219
Ceridian Corp.:
8.875% 7/15/19 (f)	4,185,000	4,875,525
11.25% 11/15/15	3,386,000	3,508,743
CommScope, Inc. 8.25% 1/15/19 (f)	4,843,000	5,290,978
Fidelity National Information Services, Inc. 7.875% 7/15/20	3,590,000	4,047,725
First Data Corp.:
6.75% 11/1/20 (f)	12,420,000	13,351,500
7.375% 6/15/19 (f)	20,265,000	21,936,863
8.25% 1/15/21 (f)	5,418,000	5,756,625
8.75% 1/15/22 pay-in-kind (f)(i)	6,321,000	6,795,075
10.625% 6/15/21 (f)	5,770,000	5,935,888
12.625% 1/15/21	10,813,000	11,732,105
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)	14,917,000	16,371,408
10.125% 3/15/18 (f)	15,085,000	16,706,638
Infor US, Inc. 9.375% 4/1/19	5,320,000	6,064,800
Jabil Circuit, Inc. 5.625% 12/15/20	4,705,000	5,046,113
Lucent Technologies, Inc. 6.45% 3/15/29	2,216,000	1,728,480
Nuance Communications, Inc. 5.375% 8/15/20 (f)	20,695,000	21,315,850
NXP BV/NXP Funding LLC 5.75% 3/15/23 (f)	7,205,000	7,511,213
Radio Systems Corp. 8.375% 11/1/19 (f)	5,550,000	6,035,625
Sanmina-SCI Corp. 7% 5/15/19 (f)	20,065,000	21,168,575
Sensata Technologies BV 4.875% 10/15/23 (f)	5,110,000	5,224,975
Serena Software, Inc. 10.375% 3/15/16	1,494,000	1,508,940
Spansion LLC 7.875% 11/15/17	7,092,000	7,411,140
SunGard Data Systems, Inc. 6.625% 11/1/19 (f)	13,865,000	14,679,569
VeriSign, Inc. 4.625% 5/1/23 (f)	8,930,000	9,153,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Viasystems, Inc. 7.875% 5/1/19 (f)	$ 11,460,000	$ 12,233,550
WEX, Inc. 4.75% 2/1/23 (f)	4,975,000	4,987,438
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)	24,495,000	27,495,638
13.375% 10/15/19 (f)	4,815,000	5,597,438
		500,848,055
Telecommunications - 6.3%
Altice Financing SA 7.875% 12/15/19 (f)	6,080,000	6,718,400
Altice Finco SA 9.875% 12/15/20 (f)	9,510,000	10,831,890
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,840,980
Clearwire Escrow Corp. 12% 12/1/15 (f)	9,760,000	10,443,200
Cricket Communications, Inc. 7.75% 10/15/20	11,650,000	11,853,875
Crown Castle International Corp. 5.25% 1/15/23	13,960,000	14,588,200
Digicel Group Ltd.:
6% 4/15/21 (f)	39,475,000	39,573,688
8.25% 9/1/17 (f)	2,177,000	2,285,850
10.5% 4/15/18 (f)	5,028,000	5,568,510
DigitalGlobe, Inc. 5.25% 2/1/21 (f)	6,320,000	6,414,800
Dycom Investments, Inc. 7.125% 1/15/21	3,755,000	4,055,400
Eileme 2 AB 11.625% 1/31/20 (f)	3,185,000	3,790,150
Frontier Communications Corp. 8.5% 4/15/20	21,765,000	25,029,750
Intelsat Jackson Holdings SA:
7.25% 4/1/19	22,535,000	24,788,500
7.5% 4/1/21	25,120,000	28,260,000
8.5% 11/1/19	4,411,000	4,962,375
Intelsat Luxembourg SA:
6.75% 6/1/18 (f)	8,650,000	9,104,125
7.75% 6/1/21 (f)	84,855,000	89,522,025
8.125% 6/1/23 (f)	20,455,000	21,784,575
11.25% 2/4/17	14,076,000	15,008,535
Level 3 Communications, Inc. 8.875% 6/1/19 (f)	6,100,000	6,725,250
Level 3 Financing, Inc. 7% 6/1/20 (f)	8,475,000	8,962,313
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)	16,650,000	17,857,125
6.625% 11/15/20	14,495,000	15,690,838
6.625% 4/1/23 (f)	16,650,000	17,857,125
NeuStar, Inc. 4.5% 1/15/23 (f)	5,090,000	4,937,300
NII Capital Corp. 7.625% 4/1/21	4,280,000	3,787,800
NII International Telecom S.C.A. 11.375% 8/15/19 (f)	5,675,000	6,554,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
SBA Communications Corp. 5.625% 10/1/19 (f)	$ 5,595,000	$ 5,888,738
Sprint Capital Corp.:
6.875% 11/15/28	5,954,000	6,087,965
6.9% 5/1/19	61,148,000	66,422,015
8.75% 3/15/32	3,616,000	4,275,920
Sprint Nextel Corp.:
6% 12/1/16	18,743,000	20,274,303
6% 11/15/22	8,785,000	9,136,400
8.375% 8/15/17	6,756,000	7,870,740
9% 11/15/18 (f)	6,060,000	7,453,800
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	15,605,000	16,619,325
ViaSat, Inc. 6.875% 6/15/20	10,970,000	11,847,600
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	7,609,000	8,027,495
11.75% 7/15/17 (f)	25,348,000	27,185,730
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)	34,882,350	36,176,873
Windstream Corp. 7% 3/15/19	2,729,000	2,793,814
		654,857,922
Textiles & Apparel - 0.6%
DPL, Inc. 7.75% 10/15/20 (f)	12,850,000	13,331,875
Hanesbrands, Inc. 6.375% 12/15/20	42,707,000	47,084,468
		60,416,343
TOTAL NONCONVERTIBLE BONDS		8,199,073,775
TOTAL CORPORATE BONDS (Cost $7,656,855,230)		8,234,144,817
Common Stocks - 1.1%
	Shares
Automotive - 0.4%
Delphi Automotive PLC	672,362	31,069,848
General Motors Co.:
warrants 7/10/16 (a)	177,998	3,816,277
Common Stocks - continued
	Shares	Value
Automotive - continued
General Motors Co.: - continued
warrants 7/10/19 (a)	177,998	$ 2,507,992
Motors Liquidation Co. GUC Trust (a)	49,155	1,501,685
		38,895,802
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	111,200	4,727,112
Building Materials - 0.2%
Nortek, Inc. (a)	298,641	21,460,342
Nortek, Inc. warrants 12/7/14 (a)	10,000	220,000
		21,680,342
Capital Goods - 0.0%
Remy International, Inc.	93,400	1,639,170
Energy - 0.0%
Chesapeake Energy Corp.	98,900	1,932,506
Metals/Mining - 0.0%
Aleris International, Inc. (a)(j)	46,900	1,509,594
Paper - 0.2%
NewPage Corp.	244,856	21,547,328
Shipping - 0.1%
DeepOcean Group Holding BV (a)(f)	419,352	9,239,404
Navios Maritime Holdings, Inc.	771,100	3,493,083
		12,732,487
Telecommunications - 0.1%
Broadview Networks Holdings, Inc. (e)	520,065	7,020,878
TOTAL COMMON STOCKS (Cost $125,622,011)		111,685,219
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.6%
Bank of America Corp. Series L, 7.25%	25,200	31,365,936
Huntington Bancshares, Inc. 8.50%	18,781	25,166,540
Wells Fargo & Co. 7.50%	2,900	3,827,275
		60,359,751
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	19,300	23,743,632
Electric Utilities - 0.0%
PPL Corp. 8.75%	88,900	5,117,973
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	16,800	$ 16,989,000
TOTAL CONVERTIBLE PREFERRED STOCKS		106,210,356
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (f)	45,654	45,197,460
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	190,900	5,391,016
GMAC Capital Trust I Series 2, 8.125%	1,634,300	44,763,477
		50,154,493
TOTAL NONCONVERTIBLE PREFERRED STOCKS		95,351,953
TOTAL PREFERRED STOCKS (Cost $178,051,639)		201,562,309
Floating Rate Loans - 9.8%
	Principal Amount
Air Transportation - 0.6%
US Airways Group, Inc. term loan 2.6992% 3/23/14 (i)	$ 57,907,080	57,834,696
Automotive - 0.4%
Affinia Group, Inc.:
Tranche B 1LN, term loan 3.5% 4/11/16 (i)	545,000	547,725
Tranche B 2LN, term loan 4.75% 4/11/20 (i)	1,220,000	1,235,250
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (i)	13,502,282	13,671,060
Federal-Mogul Corp.:
Tranche B, term loan 2.1375% 12/27/14 (i)	16,049,389	15,246,919
Tranche C, term loan 2.1375% 12/27/15 (i)	8,188,643	7,779,211
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (i)	2,725,000	2,772,688
		41,252,853
Broadcasting - 0.1%
Univision Communications, Inc. term loan 4.4482% 3/31/17 (i)	13,306,092	13,355,989
Cable TV - 1.3%
CCO Holdings, LLC Tranche 3LN, term loan 2.6982% 9/6/14 (i)	7,656,000	7,656,000
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - continued
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (i)	$ 40,755,000	$ 41,009,719
Charter Communications Operating LLC Tranche F, term loan 3% 1/31/21 (i)	8,070,000	8,070,000
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (i)	13,855,000	14,080,144
WideOpenWest Finance LLC:
Tranche B 1LN, term loan 5.5% 7/17/17 (i)	11,535,000	11,607,094
Tranche B, term loan 6% 4/1/19 (i)	55,945,000	56,644,313
		139,067,270
Capital Goods - 0.1%
SRAM LLC. Tranche B, term loan 4% 4/4/20 (i)	8,150,000	8,211,125
Chemicals - 0.4%
Ai Chem & Cy US Acquico, Inc. Tranche B 1LN, term loan 4.5% 9/7/19 (i)	1,730,000	1,753,788
Arizona Chemical Tranche B, term loan 5.25% 12/22/17 (i)	7,256,950	7,374,876
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (i)	12,201,750	12,354,272
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 4/29/20 (i)	7,110,000	7,145,550
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (i)	9,112,950	9,215,471
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (i)	5,315,000	5,381,438
		43,225,395
Containers - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.1982% 4/3/15 (i)	6,864,686	6,856,105
Diversified Financial Services - 0.2%
Blackstone REL 10% 10/1/17	15,000,000	16,050,000
Star West Generation LLC Tranche B, term loan 5% 3/13/20 (i)	9,455,000	9,632,281
		25,682,281
Electric Utilities - 0.4%
Dynegy, Inc.:
Tranche B 1LN, term loan 4% 4/16/20 (i)	1,375,000	1,380,156
Tranche B 2LN, term loan 4% 4/16/20 (i)	2,200,000	2,208,250
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.4482% 12/15/14 (i)	21,390,880	21,390,880
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7313% 10/10/17 (i)	$ 11,901,470	$ 8,732,703
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/21/20 (i)	8,678,250	8,743,337
		42,455,326
Energy - 0.3%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	10,000,000	10,350,000
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (i)	17,357,775	17,596,444
		27,946,444
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (i)	7,570,000	7,617,313
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (i)	3,825,413	3,868,448
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (i)	6,585,000	6,667,313
Tranche 2LN, term loan 5.75% 8/21/20 (i)	1,010,000	1,047,875
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (i)	3,690,000	3,708,450
		11,423,638
Food/Beverage/Tobacco - 0.5%
Constellation Brands, Inc. Tranche B, term loan 2.75% 4/29/20 (i)	2,215,000	2,215,000
H.J. Heinz Co. Tranche 2LN, term loan 2/28/14	46,450,000	46,450,000
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (i)	3,602,625	3,620,638
		52,285,638
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (i)	5,857,668	5,894,279
Harrah's Entertainment, Inc. Tranche B 4LN, term loan 9.5% 10/31/16 (i)	1,430,727	1,448,611
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (i)	5,112,188	5,188,870
		12,531,760
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - 0.6%
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (i)	$ 2,869,649	$ 2,894,759
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (i)	2,418,310	2,448,539
Genesis HealthCare Corp. Tranche B, term loan 10.0024% 12/4/17 (i)	8,556,410	8,513,628
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (i)	8,305,196	8,388,248
HCA, Inc.:
Tranche B 2LN, term loan 3.5336% 3/31/17 (i)	6,386,000	6,386,000
Tranche B 4LN, term loan 2.9482% 5/1/18 (i)	12,670,000	12,718,146
Tranche B 5LN, term loan 3.0336% 3/31/17 (i)	14,285,000	14,332,569
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (i)	6,444,242	6,533,173
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 8/26/17 (i)	1,112,032	1,121,818
Vanguard Health Holding Co. II LLC Tranche B, term loan 3.75% 1/29/16 (i)	2,320,681	2,352,706
		65,689,586
Homebuilders/Real Estate - 0.4%
Capital Automotive LP Tranche B, term loan 4.25% 4/10/19 (i)	3,469,604	3,495,626
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (i)	449,971	448,846
Credit-Linked Deposit 4.4537% 10/10/16 (i)	1,668,751	1,664,579
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (i)	32,600,000	32,926,000
		38,535,051
Metals/Mining - 0.7%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	66,883,900	67,719,949
Publishing/Printing - 0.1%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (i)	11,650,800	11,810,999
Services - 0.1%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (i)	2,320,000	2,334,500
ServiceMaster Co. term loan 4.25% 1/31/17 (i)	9,147,075	9,238,546
		11,573,046
Super Retail - 0.9%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	9,685,725	9,819,388
Floating Rate Loans - continued
	Principal Amount	Value
Super Retail - continued
J. Crew Group, Inc. Tranche B 1LN, term loan 4% 3/7/18 (i)	$ 4,965,310	$ 5,014,963
Neiman Marcus Group, Inc. Tranche B, term loan 4% 5/16/18 (i)	57,440,319	57,942,922
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (i)	19,431,300	19,674,191
		92,451,464
Technology - 1.7%
Avaya, Inc. Tranche B 3LN, term loan 4.7881% 10/26/17 (i)	39,615,175	36,842,113
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/25/20 (i)	44,240,000	44,350,600
First Data Corp. term loan 4.1992% 3/24/18 (i)	69,190,336	69,017,360
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (i)	10,377,838	10,546,996
NXP BV Tranche C, term loan 4.75% 1/11/20 (i)	6,633,375	6,799,209
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9503% 2/28/17 (i)	2,376,266	2,394,088
Tranche E, term loan 4% 3/8/20 (i)	8,710,000	8,818,875
		178,769,241
Telecommunications - 0.6%
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (i)	7,075,388	7,102,274
Intelsat Jackson Holdings SA:
term loan 3.2002% 2/1/14 (i)	26,681,461	26,614,757
Tranche B, term loan 4.5% 4/2/18 (i)	23,601,195	23,896,210
		57,613,241
TOTAL FLOATING RATE LOANS (Cost $999,972,420)		1,017,776,858
Preferred Securities - 0.1%

Banks & Thrifts - 0.1%
Bank of America Corp.:
8% (g)(i)	1,839,000	2,124,248
8.125% (g)(i)	8,657,000	10,150,183
TOTAL PREFERRED SECURITIES (Cost $10,452,835)		12,274,431
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $797,569,025)	797,569,025	$ 797,569,025
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.14%, dated 4/30/13 due 5/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $10,911,000)	$ 10,911,044	10,911,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,779,434,160)		10,385,923,659
NET OTHER ASSETS (LIABILITIES) - 0.2%		20,432,977
NET ASSETS - 100%		$ 10,406,356,636
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,577,608,552 or 34.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,509,594 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,911,000 due 5/01/13 at 0.14%
BNP Paribas Securities Corp.	$ 5,701,920
Barclays Capital, Inc.	3,032,936
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,176,144
$ 10,911,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,076,053
Fidelity Securities Lending Cash Central Fund	789
Total	$ 1,076,842
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ -	$ -	$ -	$ -	$ 7,020,878
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 64,278,604	$ 40,534,972	$ 23,743,632	$ -
Energy	18,921,506	1,932,506	16,989,000	-
Financials	160,438,816	115,241,356	45,197,460	-
Industrials	34,412,829	25,173,425	-	9,239,404
Materials	23,056,922	-	-	23,056,922
Telecommunication Services	7,020,878	-	-	7,020,878
Utilities	5,117,973	-	5,117,973	-
Corporate Bonds	8,234,144,817	-	8,234,144,805	12
Floating Rate Loans	1,017,776,858	-	1,001,726,858	16,050,000
Preferred Securities	12,274,431	-	12,274,431	-
Money Market Funds	797,569,025	797,569,025	-	-
Cash Equivalents	10,911,000	-	10,911,000	-
Total Investments in Securities:	$ 10,385,923,659	$ 980,451,284	$ 9,350,105,159	$ 55,367,216
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	84.6%
Luxembourg	4.3%
Netherlands	1.5%
Canada	1.5%
Australia	1.3%
Cayman Islands	1.2%
Marshall Islands	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013

Assets
Investment in securities, at value (including repurchase agreements of $10,911,000) - See accompanying schedule: Unaffiliated issuers (cost $8,972,079,940)	$ 9,581,333,756
Fidelity Central Funds (cost $797,569,025)	797,569,025
Other affiliated issuers (cost $9,785,195)	7,020,878
Total Investments (cost $9,779,434,160)		$ 10,385,923,659
Cash		83,488,498
Receivable for investments sold		54,129,746
Receivable for fund shares sold		5,479,494
Dividends receivable		1,606,679
Interest receivable		143,620,182
Distributions receivable from Fidelity Central Funds		94,504
Prepaid expenses		9,117
Total assets		10,674,351,879

Liabilities
Payable for investments purchased Regular delivery	$ 206,879,599
Delayed delivery	54,535,000
Payable for fund shares redeemed	948,652
Accrued management fee	4,815,513
Other affiliated payables	647,284
Other payables and accrued expenses	169,195
Total liabilities		267,995,243

Net Assets		$ 10,406,356,636
Net Assets consist of:
Paid in capital		$ 9,811,572,494
Undistributed net investment income		27,535,426
Accumulated undistributed net realized gain (loss) on investments		(39,240,783)
Net unrealized appreciation (depreciation) on investments		606,489,499
Net Assets		$ 10,406,356,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2013

Series High Income: Net Asset Value, offering price and redemption price per share ($5,381,081,482 ÷ 506,199,244 shares)	$ 10.63

Class F: Net Asset Value, offering price and redemption price per share ($5,025,275,154 ÷ 472,727,674 shares)	$ 10.63

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2013

Investment Income
Dividends		$ 16,482,121
Interest		595,857,532
Income from Fidelity Central Funds		1,076,842
Total income		613,416,495

Expenses
Management fee	$ 53,718,394
Transfer agent fees	6,604,275
Accounting and security lending fees	1,357,003
Custodian fees and expenses	103,385
Independent trustees' compensation	63,322
Registration fees	109,517
Audit	74,375
Legal	44,478
Miscellaneous	92,089
Total expenses before reductions	62,166,838
Expense reductions	(13,243)	62,153,595
Net investment income (loss)		551,262,900
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,889,820
Change in net unrealized appreciation (depreciation) on investment securities		603,841,913
Net gain (loss)		606,731,733
Net increase (decrease) in net assets resulting from operations		$ 1,157,994,633

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2013	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 551,262,900	$ 537,804,604
Net realized gain (loss)	2,889,820	(48,543,261)
Change in net unrealized appreciation (depreciation)	603,841,913	(77,323,674)
Net increase (decrease) in net assets resulting from operations	1,157,994,633	411,937,669
Distributions to shareholders from net investment income	(516,336,447)	(525,317,421)
Distributions to shareholders from net realized gain	(20,511,873)	(10,564,146)
Total distributions	(536,848,320)	(535,881,567)
Share transactions - net increase (decrease)	638,051,995	476,906,592
Total increase (decrease) in net assets	1,259,198,308	352,962,694

Net Assets
Beginning of period	9,147,158,328	8,794,195,634
End of period (including undistributed net investment income of $27,552,032 and undistributed net investment income of $18,871,607, respectively)	$ 10,406,356,636	$ 9,147,158,328

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series High Income

Years ended April 30,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.587	.599	.078
Net realized and unrealized gain (loss)	.655	(.163)	.108
Total from investment operations	1.242	.436	.186
Distributions from net investment income	(.550)	(.584)	(.066)
Distributions from net realized gain	(.022)	(.012)	-
Total distributions	(.572)	(.596)	(.066)
Net asset value, end of period	$ 10.63	$ 9.96	$ 10.12
Total Return B, C	12.85%	4.66%	1.87%
Ratios to Average Net Assets E, H
Expenses before reductions	.71%	.72%	.73% A
Expenses net of fee waivers, if any	.71%	.72%	.73% A
Expenses net of all reductions	.71%	.72%	.73% A
Net investment income (loss)	5.74%	6.19%	5.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,381,081	$ 5,533,077	$ 6,827,084
Portfolio turnover rate F	45%	39%	17% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended April 30,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.600	.610	.080
Net realized and unrealized gain (loss)	.654	(.161)	.108
Total from investment operations	1.254	.449	.188
Distributions from net investment income	(.562)	(.597)	(.068)
Distributions from net realized gain	(.022)	(.012)	-
Total distributions	(.584)	(.609)	(.068)
Net asset value, end of period	$ 10.63	$ 9.96	$ 10.12
Total Return B, C	12.99%	4.80%	1.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.58%	.59%	.63% A
Expenses net of fee waivers, if any	.58%	.59%	.63% A
Expenses net of all reductions	.58%	.59%	.63% A
Net investment income (loss)	5.87%	6.32%	6.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,025,275	$ 3,614,081	$ 1,967,111
Portfolio turnover rate F	45%	39%	17% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2013

1. Organization.

Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 696,145,649
Gross unrealized depreciation	(71,232,832)
Net unrealized appreciation (depreciation) on securities and other investments	$ 624,912,817

Tax Cost	$ 9,761,010,842

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 9,441,947
Capital loss carryforward	$ (38,844,912)
Net unrealized appreciation (depreciation)	$ 624,912,817

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (21,787,234)
Long-term	(17,057,678)
Total capital loss carryforward	$ (38,844,912)

The tax character of distributions paid was as follows:

	April 30, 2013	April 30, 2012
Ordinary Income	$ 536,848,320	$ 535,881,567

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and

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3. Significant Accounting Policies - continued

Repurchase Agreements - continued

may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,280,532,025 and $3,947,376,686, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Series High Income	$ 6,604,275.12

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $68 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24,069 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $789. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,001 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,242.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2013	2012
From net investment income
Series High Income	$ 284,789,338	$ 358,454,989
Class F	231,547,109	166,862,432
Total	$ 516,336,447	$ 525,317,421

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Years ended April 30,	2013	2012
From net realized gain
Series High Income	$ 11,206,485	$ 7,954,782
Class F	9,305,388	2,609,364
Total	$ 20,511,873	$ 10,564,146

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2013	2012	2013	2012
Series High Income
Shares sold	39,326,849	51,854,740	$ 405,422,173	$ 502,316,080
Reinvestment of distributions	28,953,017	37,890,411	295,995,823	366,409,771
Shares redeemed	(117,665,768)	(209,098,243)	(1,193,375,051)	(2,011,790,811)
Net increase (decrease)	(49,385,902)	(119,353,092)	$ (491,957,055)	$ (1,143,064,960)
Class F
Shares sold	113,812,010	185,312,269	$ 1,165,003,007	$ 1,782,081,353
Reinvestment of distributions	23,501,052	17,508,362	240,852,497	169,471,796
Shares redeemed	(27,480,779)	(34,397,460)	(275,846,454)	(331,581,597)
Net increase (decrease)	109,832,283	168,423,171	$ 1,130,009,050	$ 1,619,971,552

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Series High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series High Income Fund (the Fund), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of April 30, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from March 10, 2011 (commencement of operations) to April 30, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series High Income Fund as of April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from March 10, 2011 (commencement of operations) to April 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 14, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series High Income, or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (1964)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FSH-ANN-0613
1.924270.102

Fidelity®

High Income

Fund

Annual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Fund	12.44%	9.82%	9.05%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund on April 30, 2003. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Pro-growth U.S. monetary policy, ultralow interest rates and a surging stock market helped extend the strong bull run in high-yield bonds during the 12 months ending April 30, 2013, with The BofA Merrill LynchSM US High Yield Constrained Index posting a stout gain of 14.01%. Worry about sovereign debt in the eurozone and weak global economic growth held back high-yield bonds at the outset of the period, but the market quickly recovered and went on to post 11 consecutive monthly advances. Strong technicals worked in the asset class' favor, with demand far outpacing supply as investors flocked to higher-risk, higher-yielding securities amid a persistently low interest rate environment. The high-yield market's sensitivity to movements in stock prices was a big boost, as most major U.S. equity indexes achieved new milestones during the year. Also buoying the asset class was a last-minute compromise in Washington to avert the fiscal cliff, signs of modest but steady economic growth, continued strong corporate fundamentals and a default rate that remained well below its long-term historical average. There were some bumps in the road, including recurring concern about eurozone instability, slowing growth in China and Congressional gridlock over the federal budget. However, the market continued to rally and the average high-yield bond price reached its highest month-end level on record in April.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Fund: For the year, the fund returned 12.44%, compared with 14.01% for the BofA Merrill Lynch index. The biggest detractor during the period was the fund's higher-than-usual cash balance. This reflected significant bond call activity, large investment inflows and my decision to let cash accumulate in late 2012 leading up to the "fiscal cliff." More recently, I have been able to reinvest this cash, but, in hindsight, being less than fully invested hampered the fund's relative performance in a robust market for high yield. Also detracting was the fund's positioning in the lowest tier of the high-yield market - bonds rated CCC and lower. Not having sufficient exposure to this group compared with the benchmark, coupled with sub-optimal bond selection here, hampered results. On the positive side, the fund's security selection was good overall, especially bond picking in the B-rated credit tier. On an individual basis, the fund's biggest detractor was Avaya, a maker of telephone systems whose financial results disappointed. College textbook publisher Cengage Learning Acquisitions also hurt. On the positive side, the fund's top contributor, GenOn Energy, benefited from its acquisition by a larger, more creditworthy competitor.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
.73%
Actual		$ 1,000.00	$ 1,065.50	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.8	2.8
Avaya, Inc.	2.2	2.7
HCA, Inc.	1.7	1.9
CCO Holdings LLC/CCO Holdings Capital Corp.	1.7	1.1
Ally Financial, Inc.	1.7	1.6
	10.1
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.2	9.3
Healthcare	7.4	8.6
Telecommunications	7.0	6.2
Technology	6.8	7.6
Electric Utilities	6.1	6.6
Quality Diversification (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
BBB 2.0%	BBB 2.1%
BB 26.1%	BB 21.5%
B 50.0%	B 50.0%
CCC,CC,C 10.6%	CCC,CC,C 9.5%
D 0.1%	D 0.2%
Not Rated 1.8%	Not Rated 2.1%
Equities 2.9%	Equities 2.4%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 12.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2013 *		As of October 31, 2012 **
	Nonconvertible Bonds 80.4%		Nonconvertible Bonds 72.3%
	Convertible Bonds, Preferred Stocks 2.6%		Convertible Bonds, Preferred Stocks 2.5%
	Common Stocks 0.6%		Common Stocks 0.3%
	Floating Rate Loans 9.8%		Floating Rate Loans 12.5%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 6.5%		Short-Term Investments and Net Other Assets (Liabilities) 12.2%
* Foreign investments	14.9%	** Foreign investments	11.4%

Annual Report

Investments April 30, 2013

Showing Percentage of Net Assets

Corporate Bonds - 80.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp.:
0.875% 11/15/13	$ 1,888	$ 1,882
4.5% 11/15/29 (d)	2,126	2,578
		4,460
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	23,992	19,374
TOTAL CONVERTIBLE BONDS		23,834
Nonconvertible Bonds - 80.4%
Aerospace - 0.5%
Alliant Techsystems, Inc. 6.875% 9/15/20	4,583	4,984
American Airlines, Inc. pass-thru certificates:
Series 2013-1A Class A, 4% 1/15/27 (f)	4,910	4,947
Series 2013-1B Class B, 5.625% 1/15/21 (f)	2,100	2,153
GenCorp, Inc. 7.125% 3/15/21 (f)	1,715	1,848
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	6,185	6,842
7.125% 3/15/21	8,305	9,239
		30,013
Air Transportation - 0.3%
Air Canada:
4.125% 5/15/25 (f)(h)	3,435	3,487
5.375% 11/15/22 (f)(h)	2,250	2,298
Continental Airlines, Inc. 6.125% 4/29/18 (f)	2,270	2,315
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	7,290	7,363
Class B, 5.375% 5/15/23	3,015	3,098
		18,561
Automotive - 2.6%
Affinia Group, Inc. 7.75% 5/1/21 (f)	1,325	1,363
American Axle & Manufacturing, Inc. 6.25% 3/15/21	6,260	6,620
ArvinMeritor, Inc. 8.125% 9/15/15	1,020	1,102
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	7,070	7,918
8.25% 6/15/21	8,270	9,469
Continental Rubber of America Corp. 4.5% 9/15/19 (f)	3,855	4,009
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,969
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Dana Holding Corp.: - continued
6.75% 2/15/21	$ 2,802	$ 3,075
Delphi Corp.:
5% 2/15/23	6,210	6,722
5.875% 5/15/19	12,555	13,606
6.125% 5/15/21	5,810	6,500
Exide Technologies 8.625% 2/1/18	3,691	2,436
Ford Motor Co.:
6.375% 2/1/29	2,308	2,706
6.625% 2/15/28	1,640	1,925
6.625% 10/1/28	575	692
7.125% 11/15/25	95	113
7.45% 7/16/31	2,080	2,768
Ford Motor Credit Co. LLC:
5% 5/15/18	9,015	9,973
5.75% 2/1/21	7,407	8,558
5.875% 8/2/21	15,295	17,847
8% 12/15/16	2,136	2,571
8.125% 1/15/20	7,552	9,626
General Motors Acceptance Corp. 8% 11/1/31	21,485	28,038
International Automotive Components Group SA 9.125% 6/1/18 (f)	4,110	4,105
Schaeffler Finance BV 4.75% 5/15/21 (f)	7,500	7,613
Stoneridge, Inc. 9.5% 10/15/17 (f)	1,564	1,687
Tenneco, Inc. 7.75% 8/15/18	2,386	2,613
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)	3,449	3,669
		170,293
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
3.492% 2/11/14 (i)	3,105	3,144
4.5% 2/11/14	4,945	5,050
4.625% 6/26/15	10,000	10,538
5.5% 2/15/17	8,965	9,805
6.25% 12/1/17	4,180	4,734
7.5% 9/15/20	22,185	27,398
8% 3/15/20	16,900	21,252
GMAC LLC:
6.75% 12/1/14	6,739	7,244
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GMAC LLC: - continued
8% 12/31/18	$ 5,850	$ 7,049
8% 11/1/31	6,615	8,715
		104,929
Broadcasting - 0.4%
AMC Networks, Inc. 4.75% 12/15/22	4,055	4,136
Clear Channel Communications, Inc.:
10.75% 8/1/16	3,053	2,626
11.25% 3/1/21 (f)	5,510	5,868
Starz LLC/Starz Finance Corp. 5% 9/15/19	5,680	5,921
Univision Communications, Inc.:
6.75% 9/15/22 (f)	1,845	2,048
6.875% 5/15/19 (f)	8,040	8,723
		29,322
Building Materials - 4.2%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)	1,960	2,038
Associated Materials LLC 9.125% 11/1/17	24,729	26,707
BC Mountain LLC/BC Mountain Finance, Inc. 7% 2/1/21 (f)	1,770	1,903
Building Materials Corp. of America 6.75% 5/1/21 (f)	3,080	3,411
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	14,635	16,794
CEMEX Finance LLC:
9.375% 10/12/22 (f)	11,970	13,766
9.5% 12/14/16 (f)	15,970	17,128
CEMEX SA de CV:
5.2836% 9/30/15 (f)(i)	33,110	34,269
5.875% 3/25/19 (f)	4,030	4,101
9% 1/11/18 (f)	18,955	20,661
Gibraltar Industries, Inc. 6.25% 2/1/21 (f)	985	1,056
HD Supply, Inc.:
7.5% 7/15/20 (f)	11,115	12,032
11.5% 7/15/20	21,000	24,990
Headwaters, Inc. 7.625% 4/1/19	18,934	20,449
Interline Brands, Inc. 7.5% 11/15/18	2,789	3,012
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (f)(i)	1,590	1,767
Masco Corp.:
5.95% 3/15/22	11,425	12,931
6.125% 10/3/16	1,445	1,625
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Masco Corp.: - continued
7.125% 3/15/20	$ 6,544	$ 7,640
Masonite International Corp. 8.25% 4/15/21 (f)	2,205	2,448
Ply Gem Industries, Inc.:
8.25% 2/15/18	20,963	22,954
9.375% 4/15/17	2,995	3,306
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)	6,110	7,027
USG Corp.:
7.875% 3/30/20 (f)	7,965	9,060
8.375% 10/15/18 (f)	9,560	10,564
		281,639
Cable TV - 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	8,675	8,762
5.25% 3/15/21 (f)	5,560	5,713
5.75% 9/1/23 (f)	5,025	5,213
5.75% 1/15/24 (h)	18,465	19,157
6.5% 4/30/21	30,345	32,924
6.625% 1/31/22	14,585	15,971
7% 1/15/19	19,388	21,036
7.375% 6/1/20	6,410	7,179
7.875% 4/30/18	1,810	1,925
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	16,110	17,117
Cogeco Cable, Inc. 4.875% 5/1/20 (f)	3,015	3,079
CSC Holdings LLC:
6.75% 11/15/21	1,020	1,165
8.625% 2/15/19	4,027	4,903
DISH DBS Corp.:
5% 3/15/23 (f)	6,810	6,606
6.75% 6/1/21	8,355	9,023
EchoStar Communications Corp. 7.125% 2/1/16	4,893	5,395
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	2,175	2,466
Lynx I Corp. 5.375% 4/15/21 (f)	4,090	4,397
Lynx II Corp. 6.375% 4/15/23 (f)	4,180	4,535
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)	$ 7,325	$ 7,581
7.5% 3/15/19 (f)	1,515	1,663
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	29,492	31,925
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	6,215	6,930
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	3,390	3,721
Virgin Media Finance PLC 4.875% 2/15/22	5,635	5,748
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	7,785	8,291
		242,425
Capital Goods - 0.9%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	8,610	9,299
Briggs & Stratton Corp. 6.875% 12/15/20	2,646	3,003
CNH Capital LLC 6.25% 11/1/16	4,955	5,475
Coleman Cable, Inc. 9% 2/15/18	13,972	15,090
General Cable Corp. 5.75% 10/1/22 (f)	9,350	9,677
Manitowoc Co., Inc. 5.875% 10/15/22	3,760	4,004
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	7,660	8,100
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	7,340	7,744
		62,392
Chemicals - 3.4%
Axiall Corp. 4.875% 5/15/23 (f)	2,025	2,101
Celanese U.S. Holdings LLC:
4.625% 11/15/22	7,175	7,462
5.875% 6/15/21	3,065	3,402
6.625% 10/15/18	4,340	4,709
Chemtura Corp. 7.875% 9/1/18	11,278	12,406
Eagle Spinco, Inc. 4.625% 2/15/21 (f)	3,440	3,612
Hexion U.S. Finance Corp.:
6.625% 4/15/20	1,800	1,877
6.625% 4/15/20 (f)	25,015	26,078
Huntsman International LLC 4.875% 11/15/20 (f)	6,205	6,500
INEOS Finance PLC:
7.5% 5/1/20 (f)	8,095	9,046
8.375% 2/15/19 (f)	3,410	3,845
Kinove German Bondco GmbH 9.625% 6/15/18 (f)	3,005	3,396
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	$ 3,439	$ 3,602
LyondellBasell Industries NV 5% 4/15/19	9,415	10,729
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20	21,985	23,964
NOVA Chemicals Corp. 8.625% 11/1/19	1,623	1,830
Olin Corp. 5.5% 8/15/22	2,585	2,708
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(i)	6,025	6,146
PolyOne Corp. 5.25% 3/15/23 (f)	7,190	7,406
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	4,615	4,719
Rockwood Specialties Group, Inc. 4.625% 10/15/20	11,770	12,438
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)	1,455	1,651
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (f)	62,515	62,593
Tronox Finance LLC 6.375% 8/15/20 (f)	3,690	3,681
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)	3,125	3,332
		229,233
Consumer Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21	1,805	2,022
Libbey Glass, Inc. 6.875% 5/15/20	3,570	3,900
Prestige Brands, Inc. 8.125% 2/1/20	900	1,032
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)	1,910	2,087
6.625% 11/15/22 (f)	2,255	2,486
Tempur-Pedic International, Inc. 6.875% 12/15/20 (f)	3,390	3,699
Wolverine World Wide, Inc. 6.125% 10/15/20 (f)	3,415	3,718
		18,944
Containers - 3.2%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)	315	347
9.125% 10/15/20 (f)	9,905	11,193
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
4.875% 11/15/22 (f)	3,705	3,779
7% 11/15/20 (f)	4,580	4,843
7.375% 10/15/17 (f)	1,460	1,606
9.125% 10/15/20 (f)	17,077	19,254
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	$ 2,615	$ 2,903
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	4,697	5,190
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (f)	1,815	1,854
Graphic Packaging International, Inc.:
4.75% 4/15/21	2,000	2,065
7.875% 10/1/18	3,194	3,545
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	15,965	16,644
6.875% 2/15/21	15,710	17,124
7.125% 4/15/19	7,985	8,604
7.875% 8/15/19	14,665	16,425
8.25% 2/15/21	16,171	17,161
9% 4/15/19	10,614	11,463
9.875% 8/15/19	15,300	17,174
Sealed Air Corp.:
5.25% 4/1/23 (f)	7,240	7,258
6.5% 12/1/20 (f)	6,595	7,370
8.125% 9/15/19 (f)	9,615	10,937
8.375% 9/15/21 (f)	10,680	12,442
Tekni-Plex, Inc. 9.75% 6/1/19 (f)	13,890	15,279
		214,460
Diversified Financial Services - 5.1%
Aircastle Ltd.:
6.25% 12/1/19	7,745	8,636
7.625% 4/15/20	3,920	4,626
9.75% 8/1/18	6,508	7,427
CIT Group, Inc.:
4.25% 8/15/17	5,515	5,846
5% 5/15/17	19,015	20,726
5% 8/15/22	5,515	6,168
5.25% 3/15/18	14,490	16,011
5.375% 5/15/20	13,850	15,616
5.5% 2/15/19 (f)	6,890	7,768
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	15,190	16,329
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
4.875% 4/1/15	$ 10,000	$ 10,511
5.625% 9/20/13	6,002	6,092
5.65% 6/1/14	4,281	4,445
5.75% 5/15/16	7,810	8,495
5.875% 5/1/13	4,440	4,440
6.25% 5/15/19	11,635	13,046
6.625% 11/15/13	9,689	9,968
7.125% 9/1/18 (f)	19,940	23,729
8.25% 12/15/20	3,000	3,750
8.625% 9/15/15	35,369	40,367
8.625% 1/15/22	4,715	6,130
8.75% 3/15/17	30,306	36,291
8.875% 9/1/17	12,220	14,832
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.375% 4/1/20 (f)	3,415	3,552
SLM Corp.:
5.5% 1/25/23	5,595	5,612
6% 1/25/17	9,085	9,857
7.25% 1/25/22	2,400	2,664
8% 3/25/20	15,072	17,295
8.45% 6/15/18	9,045	10,621
		340,850
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)	4,215	4,478
6.5% 11/15/22 (f)	18,900	20,270
7.625% 3/15/20	5,745	6,133
7.625% 3/15/20	13,690	14,751
Lamar Media Corp.:
5% 5/1/23	3,830	3,897
5.875% 2/1/22	2,160	2,363
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (f)	4,470	4,565
7.75% 10/15/18	8,950	9,979
Quebecor Media, Inc. 5.75% 1/15/23 (f)	9,385	9,807
WMG Acquisition Corp. 6% 1/15/21 (f)	2,540	2,711
		78,954
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - 5.6%
Atlantic Power Corp. 9% 11/15/18	$ 16,690	$ 17,566
Calpine Corp.:
7.5% 2/15/21 (f)	42,115	47,274
7.875% 7/31/20 (f)	26,442	29,747
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	2,128	2,445
11% 10/1/21	1,288	1,433
11.75% 3/1/22 (f)	25,500	29,198
GenOn Energy, Inc.:
9.5% 10/15/18	16,505	19,600
9.875% 10/15/20	22,213	25,656
InterGen NV 9% 6/30/17 (f)	61,769	62,541
Mirant Americas Generation LLC:
8.5% 10/1/21	25,173	29,830
9.125% 5/1/31	12,944	14,627
NRG Energy, Inc.:
7.625% 5/15/19	2,975	3,228
7.875% 5/15/21	3,335	3,777
NSG Holdings II, LLC 7.75% 12/15/25 (f)	8,480	9,116
Puget Energy, Inc.:
5.625% 7/15/22	4,655	5,221
6% 9/1/21	6,915	7,964
RRI Energy, Inc. 7.875% 6/15/17	16,994	19,203
Tenaska Alabama Partners LP 7% 6/30/21 (f)	1,597	1,721
The AES Corp.:
4.875% 5/15/23	2,390	2,438
7.375% 7/1/21	13,285	15,809
8% 10/15/17	14,174	16,973
9.75% 4/15/16	4,459	5,395
		370,762
Energy - 9.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	11,105	11,438
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,718
7% 5/20/22	7,205	8,070
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	4,955	5,364
6.5% 5/20/21	2,350	2,562
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Antero Resources Finance Corp. 7.25% 8/1/19	$ 9,910	$ 10,752
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
5.875% 8/1/23 (f)	6,150	6,273
6.625% 10/1/20 (f)	1,600	1,684
Atwood Oceanics, Inc. 6.5% 2/1/20	1,305	1,422
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	3,165	3,545
Chesapeake Energy Corp.:
3.25% 3/15/16	11,085	11,224
5.375% 6/15/21	13,565	14,142
5.75% 3/15/23	7,075	7,676
6.125% 2/15/21	5,895	6,485
6.625% 8/15/20	8,220	9,299
6.875% 11/15/20	4,305	4,918
9.5% 2/15/15	21,038	23,755
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	6,060	6,651
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)	3,380	3,481
Continental Resources, Inc.:
5% 9/15/22	16,105	17,393
7.125% 4/1/21	2,865	3,288
7.375% 10/1/20	4,203	4,823
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	7,160	7,482
7.75% 4/1/19 (f)	6,195	6,381
Denbury Resources, Inc.:
4.625% 7/15/23	1,950	1,945
8.25% 2/15/20	2,944	3,341
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)	7,105	7,176
Energy Transfer Equity LP 7.5% 10/15/20	22,218	25,995
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	4,400	4,972
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	6,885	7,530
9.375% 5/1/20	10,745	12,491
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	10,432	11,136
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	9,928	10,449
Forest Oil Corp. 7.25% 6/15/19	10,533	10,665
Gulfmark Offshore, Inc. 6.375% 3/15/22	7,300	7,610
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	5,715	6,008
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)	$ 10,690	$ 11,358
Key Energy Services, Inc. 6.75% 3/1/21	3,395	3,548
Kodiak Oil & Gas Corp. 5.5% 1/15/21 (f)	2,595	2,731
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)	26,145	27,322
6.5% 5/15/19	6,915	7,295
7.75% 2/1/21	2,458	2,692
8.625% 4/15/20	11,400	12,740
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.5% 7/15/23	11,205	11,597
5.5% 2/15/23	3,030	3,325
6.25% 6/15/22	7,041	7,816
Newfield Exploration Co. 5.625% 7/1/24	6,550	7,041
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)	3,040	3,238
Offshore Group Investment Ltd.:
7.125% 4/1/23 (f)	8,715	9,129
7.5% 11/1/19 (f)	28,460	30,879
Oil States International, Inc.:
5.125% 1/15/23 (f)	6,700	6,884
6.5% 6/1/19	6,290	6,762
Pioneer Drilling Co. 9.875% 3/15/18	5,603	6,156
Plains Exploration & Production Co.:
6.125% 6/15/19	5,000	5,544
6.5% 11/15/20	8,705	9,706
7.625% 4/1/20	7,329	8,245
Precision Drilling Corp. 6.5% 12/15/21	1,100	1,191
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23 (f)	7,385	7,643
5.5% 4/15/23	7,670	8,379
6.875% 12/1/18	7,148	7,809
Rockies Express Pipeline LLC 6% 1/15/19 (f)	1,865	1,832
Rosetta Resources, Inc. 5.625% 5/1/21 (h)	5,965	6,219
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (f)	5,565	5,760
Samson Investment Co. 9.75% 2/15/20 (f)	13,330	14,163
SandRidge Energy, Inc. 7.5% 3/15/21	1,845	1,896
SESI LLC 6.375% 5/1/19	8,270	8,973
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	$ 3,221	$ 3,334
Stone Energy Corp. 7.5% 11/15/22	7,655	8,344
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21	19,455	21,644
7.5% 10/1/18	7,338	7,998
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)	11,175	11,734
6.375% 8/1/22	3,105	3,470
6.875% 2/1/21	5,584	6,198
7.875% 10/15/18	9,169	10,086
Tesoro Corp.:
4.25% 10/1/17	3,905	4,110
5.375% 10/1/22	4,395	4,681
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)	1,325	1,411
WPX Energy, Inc.:
5.25% 1/15/17	5,100	5,457
6% 1/15/22	6,890	7,476
		634,960
Entertainment/Film - 0.0%
Cinemark USA, Inc. 5.125% 12/15/22 (f)	1,950	2,018
Environmental - 0.7%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (f)	5,195	5,663
Clean Harbors, Inc.:
5.125% 6/1/21 (f)	4,035	4,227
5.25% 8/1/20	5,120	5,414
Covanta Holding Corp.:
6.375% 10/1/22	5,740	6,281
7.25% 12/1/20	6,502	7,223
Tervita Corp.:
8% 11/15/18 (f)	11,375	11,915
9.75% 11/1/19 (f)	9,375	9,211
		49,934
Food & Drug Retail - 2.4%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)	31,525	35,072
ESAL GmbH 6.25% 2/5/23 (f)	15,980	15,884
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)	18,480	18,780
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)	$ 3,085	$ 3,220
Rite Aid Corp.:
7.5% 3/1/17	10,210	10,516
7.7% 2/15/27	3,030	3,166
9.25% 3/15/20	21,595	24,942
9.5% 6/15/17	35,090	36,494
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)	1,750	1,947
Tops Markets LLC 8.875% 12/15/17 (f)	7,045	7,900
		157,921
Food/Beverage/Tobacco - 1.9%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	26,606	29,466
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	16,793	18,052
Constellation Brands, Inc.:
3.75% 5/1/21 (h)	1,910	1,910
4.25% 5/1/23 (h)	2,865	2,865
Dean Foods Co. 7% 6/1/16	4,000	4,540
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (f)	2,240	2,478
H.J. Heinz Co. 6.375% 7/15/28	1,205	1,371
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	6,895	7,860
JBS Finance II Ltd. 8.25% 1/29/18 (f)	4,630	5,000
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (f)	4,325	4,595
8.25% 2/1/20 (f)	40,535	44,791
Smithfield Foods, Inc. 6.625% 8/15/22	6,075	6,743
		129,671
Gaming - 2.5%
Ameristar Casinos, Inc. 7.5% 4/15/21	8,915	9,918
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)	1,615	1,777
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20	26,945	26,002
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
9% 2/15/20 (f)	18,775	18,470
9% 2/15/20 (f)	3,840	3,778
Chester Downs & Marina LLC 9.25% 2/1/20 (f)	3,655	3,518
Graton Economic Development Authority 9.625% 9/1/19 (f)	3,705	4,205
MCE Finance Ltd. 5% 2/15/21 (f)	3,630	3,666
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.:
6.625% 12/15/21	$ 3,805	$ 4,119
7.5% 6/1/16	3,365	3,790
7.625% 1/15/17	13,747	15,345
7.75% 3/15/22	10,050	11,482
8.625% 2/1/19	19,190	22,692
Pinnacle Entertainment, Inc. 7.75% 4/1/22	1,980	2,168
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22	26,060	28,015
7.75% 8/15/20	4,880	5,514
		164,459
Healthcare - 6.8%
Alere, Inc.:
7.25% 7/1/18 (f)	7,990	8,609
8.625% 10/1/18	8,140	8,730
Community Health Systems, Inc.:
5.125% 8/15/18	6,335	6,778
7.125% 7/15/20	6,270	7,030
8% 11/15/19	48,890	55,429
DaVita, Inc. 5.75% 8/15/22	6,035	6,427
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (f)	3,920	4,616
Emergency Medical Services Corp. 8.125% 6/1/19	11,987	13,276
Endo Health Solutions, Inc. 7% 12/15/20	2,727	2,993
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (f)	2,305	2,668
Grifols, Inc. 8.25% 2/1/18	3,073	3,380
HCA Holdings, Inc.:
6.25% 2/15/21	7,735	8,509
7.75% 5/15/21	9,000	10,170
HCA, Inc.:
4.75% 5/1/23	12,390	12,917
5.875% 3/15/22	12,000	13,320
5.875% 5/1/23	14,595	15,763
6.5% 2/15/20	17,520	20,236
7.25% 9/15/20	2,436	2,704
7.5% 11/6/33	2,576	2,692
7.875% 2/15/20	16,571	18,373
8% 10/1/18	3,000	3,533
8.5% 4/15/19	7,363	8,127
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Hologic, Inc. 6.25% 8/1/20	$ 2,455	$ 2,651
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	3,745	3,960
IMS Health, Inc. 6% 11/1/20 (f)	3,790	4,055
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)	5,010	5,386
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	1,855	2,147
Kindred Healthcare, Inc. 8.25% 6/1/19	2,580	2,654
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)	7,485	6,437
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	16,240	17,620
6.75% 10/15/22	11,538	12,836
7.5% 2/15/20	6,951	7,750
Radiation Therapy Services, Inc. 8.875% 1/15/17	5,425	5,154
Rotech Healthcare, Inc. 10.75% 10/15/15 (c)	3,982	4,002
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	10,650	11,609
Service Corp. International 4.5% 11/15/20	3,835	3,912
Sky Growth Acquisition Corp. 7.375% 10/15/20 (f)	3,415	3,646
Stewart Enterprises, Inc. 6.5% 4/15/19	3,460	3,711
Tenet Healthcare Corp.:
4.5% 4/1/21 (f)	780	796
4.75% 6/1/20 (f)	5,245	5,429
6.25% 11/1/18	6,620	7,464
6.75% 2/1/20	5,635	6,114
8.875% 7/1/19	2,431	2,729
Valeant Pharmaceuticals International:
6.5% 7/15/16 (f)	8,345	8,694
6.75% 8/15/21 (f)	16,343	18,059
6.875% 12/1/18 (f)	23,609	25,704
7% 10/1/20 (f)	2,900	3,205
7.25% 7/15/22 (f)	8,905	10,085
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	6,019	6,516
VPI Escrow Corp. 6.375% 10/15/20 (f)	21,570	23,889
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)	4,745	4,899
		457,393
Homebuilders/Real Estate - 1.3%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	12,885	13,851
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	$ 4,248	$ 4,641
11.625% 6/15/17	11,413	12,200
KB Home:
7.25% 6/15/18	1,690	1,889
8% 3/15/20	4,275	5,002
Realogy Corp.:
7.625% 1/15/20 (f)	4,665	5,353
7.875% 2/15/19 (f)	2,468	2,755
11.5% 4/15/17	5,441	5,788
Realogy Group LLC/Sunshine Group Florida Ltd. 3.375% 5/1/16 (f)	7,385	7,422
Ryland Group, Inc. 5.375% 10/1/22	2,115	2,194
Standard Pacific Corp.:
8.375% 5/15/18	11,118	13,230
8.375% 1/15/21	7,216	8,641
William Lyon Homes, Inc. 8.5% 11/15/20 (f)	4,010	4,491
		87,457
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	1,825	2,044
FelCor Lodging LP:
5.625% 3/1/23 (f)	6,630	6,870
6.75% 6/1/19	15,195	16,601
Host Hotels & Resorts LP 6% 10/1/21	4,310	5,029
		30,544
Leisure - 0.7%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (f)	9,815	10,036
Dave & Buster's Parent, Inc. 0% 2/15/16 (f)	12,449	9,601
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	6,517	7,364
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	4,480	4,637
11.875% 7/15/15	12,179	14,737
yankee 7.25% 6/15/16	1,467	1,665
		48,040
Metals/Mining - 2.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	14,825	13,861
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Alpha Natural Resources, Inc.: - continued
6.25% 6/1/21	$ 13,845	$ 12,703
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)	1,625	1,568
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	3,945	4,093
Calcipar SA 6.875% 5/1/18 (f)	1,635	1,747
CONSOL Energy, Inc.:
8% 4/1/17	22,892	24,781
8.25% 4/1/20	16,048	17,813
Eldorado Gold Corp. 6.125% 12/15/20 (f)	3,800	3,876
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	4,005	4,165
7% 11/1/15 (f)	15,520	16,257
8.25% 11/1/19 (f)	10,500	11,550
Peabody Energy Corp.:
6% 11/15/18	9,620	10,317
7.375% 11/1/16	2,503	2,866
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)	3,355	3,741
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)	3,005	3,260
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	1,330	1,420
SunCoke Energy, Inc. 7.625% 8/1/19	4,150	4,492
Walter Energy, Inc. 8.5% 4/15/21 (f)	4,290	4,472
		142,982
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	30,778	0
P.H. Glatfelter Co. 5.375% 10/15/20	2,780	2,933
Sappi Papier Holding GmbH 6.625% 4/15/21 (f)	1,800	1,890
Xerium Technologies, Inc. 8.875% 6/15/18	19,280	19,714
		24,537
Publishing/Printing - 0.0%
Cengage Learning Acquisitions, Inc. 12% 6/30/19 (f)	1,675	318
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	12,340	14,068
Landry's Acquisition Co. 9.375% 5/1/20 (f)	3,920	4,234
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Restaurants - continued
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	$ 4,955	$ 5,203
Roadhouse Financing, Inc. 10.75% 10/15/17	2,773	2,645
		26,150
Services - 1.9%
Air Lease Corp.:
4.75% 3/1/20	1,130	1,172
5.625% 4/1/17	7,705	8,437
APX Group, Inc.:
6.375% 12/1/19 (f)	23,740	23,918
8.75% 12/1/20 (f)	5,735	6,050
ARAMARK Corp. 5.75% 3/15/20 (f)	7,145	7,484
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7901% 5/15/14 (i)	6,559	6,551
5.5% 4/1/23 (f)	6,965	7,191
Corrections Corp. of America:
4.125% 4/1/20 (f)	8,240	8,467
4.625% 5/1/23 (f)	9,235	9,604
Hertz Corp.:
5.875% 10/15/20	5,815	6,367
6.25% 10/15/22	5,295	5,924
Laureate Education, Inc. 9.25% 9/1/19 (f)	13,070	14,802
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)	2,335	2,405
The Geo Group, Inc.:
5.125% 4/1/23 (f)	2,450	2,548
6.625% 2/15/21	1,988	2,192
7.75% 10/15/17	1,756	1,872
United Rentals North America, Inc.:
5.75% 7/15/18	3,505	3,820
6.125% 6/15/23	6,370	6,848
		125,652
Shipping - 1.3%
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	6,935	7,299
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	25,820	25,789
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	20,996	19,894
8.875% 11/1/17	18,506	19,478
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.:
9.25% 4/15/19	1,620	1,762
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - continued
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc.: - continued
9.25% 4/15/19 (f)	$ 1,780	$ 1,945
Teekay Corp. 8.5% 1/15/20	5,438	5,968
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	5,486	5,486
		87,621
Steel - 0.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	21,528	22,524
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18 (f)	3,620	3,910
		26,434
Super Retail - 2.5%
Asbury Automotive Group, Inc. 7.625% 3/15/17	18,214	18,715
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	3,195	3,375
8.875% 3/15/19	1,119	1,200
9% 3/15/19 (f)	42,640	48,876
CST Brands, Inc. 5% 5/1/23 (f)	1,725	1,770
J. Crew Group, Inc. 8.125% 3/1/19	7,908	8,491
Jaguar Land Rover PLC 5.625% 2/1/23 (f)	5,275	5,512
Limited Brands, Inc.:
6.625% 4/1/21	9,440	10,844
7% 5/1/20	4,578	5,351
Office Depot, Inc. 9.75% 3/15/19 (f)	5,365	6,297
Sally Holdings LLC 6.875% 11/15/19	3,800	4,256
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	31,958	34,155
The Bon-Ton Department Stores, Inc.:
10.25% 3/15/14	1,967	1,979
10.625% 7/15/17	15,474	15,590
		166,411
Technology - 5.1%
Avaya, Inc.:
7% 4/1/19 (f)	40,203	38,695
9% 4/1/19 (f)	9,500	9,666
10.5% 3/1/21 (f)	76,333	70,318
CDW LLC/CDW Finance Corp.:
8% 12/15/18	5,562	6,236
8.5% 4/1/19	14,555	16,320
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Ceridian Corp.:
8.875% 7/15/19 (f)	$ 2,665	$ 3,105
11.25% 11/15/15	1,697	1,759
CommScope, Inc. 8.25% 1/15/19 (f)	2,777	3,034
First Data Corp.:
6.75% 11/1/20 (f)	10,090	10,847
7.375% 6/15/19 (f)	13,895	15,041
8.25% 1/15/21 (f)	4,566	4,851
8.75% 1/15/22 pay-in-kind (f)(i)	6,117	6,576
10.625% 6/15/21 (f)	3,695	3,801
12.625% 1/15/21	8,572	9,301
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (f)	14,181	15,564
10.125% 3/15/18 (f)	12,476	13,817
Infor US, Inc. 9.375% 4/1/19	3,310	3,773
Jabil Circuit, Inc.:
4.7% 9/15/22	5,000	5,075
5.625% 12/15/20	3,170	3,400
Lucent Technologies, Inc. 6.45% 3/15/29	1,049	818
Nuance Communications, Inc. 5.375% 8/15/20 (f)	14,025	14,446
NXP BV/NXP Funding LLC 5.75% 3/15/23 (f)	4,630	4,827
Radio Systems Corp. 8.375% 11/1/19 (f)	3,795	4,127
Sanmina-SCI Corp. 7% 5/15/19 (f)	12,925	13,636
Sensata Technologies BV 4.875% 10/15/23 (f)	3,270	3,344
Serena Software, Inc. 10.375% 3/15/16	1,769	1,787
Spansion LLC 7.875% 11/15/17	5,617	5,870
SunGard Data Systems, Inc. 6.625% 11/1/19 (f)	9,490	10,048
VeriSign, Inc. 4.625% 5/1/23 (f)	5,710	5,853
Viasystems, Inc. 7.875% 5/1/19 (f)	7,145	7,627
WEX, Inc. 4.75% 2/1/23 (f)	3,310	3,318
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)	16,805	18,864
13.375% 10/15/19 (f)	3,110	3,615
		339,359
Telecommunications - 6.5%
Altice Financing SA 7.875% 12/15/19 (f)	4,180	4,619
Altice Finco SA 9.875% 12/15/20 (f)	6,465	7,364
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	9,187
Clearwire Escrow Corp. 12% 12/1/15 (f)	4,641	4,966
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Cricket Communications, Inc. 7.75% 10/15/20	$ 7,345	$ 7,474
Crown Castle International Corp. 5.25% 1/15/23	9,385	9,807
Digicel Group Ltd. 6% 4/15/21 (f)	25,470	25,534
DigitalGlobe, Inc. 5.25% 2/1/21 (f)	4,135	4,197
Dycom Investments, Inc. 7.125% 1/15/21	4,400	4,752
Eileme 2 AB 11.625% 1/31/20 (f)	1,815	2,160
Frontier Communications Corp. 8.5% 4/15/20	12,962	14,906
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)	8,000	8,660
7.25% 4/1/19	14,240	15,664
7.5% 4/1/21	17,525	19,716
Intelsat Luxembourg SA:
6.75% 6/1/18 (f)	5,545	5,836
7.75% 6/1/21 (f)	54,350	57,339
8.125% 6/1/23 (f)	13,100	13,952
11.25% 2/4/17	5,607	5,978
Level 3 Communications, Inc. 8.875% 6/1/19 (f)	3,955	4,360
Level 3 Financing, Inc. 7% 6/1/20 (f)	5,515	5,832
MetroPCS Wireless, Inc.:
6.25% 4/1/21 (f)	10,715	11,492
6.625% 11/15/20	8,330	9,017
6.625% 4/1/23 (f)	10,715	11,492
NeuStar, Inc. 4.5% 1/15/23 (f)	3,355	3,254
NII Capital Corp. 7.625% 4/1/21	4,275	3,783
NII International Telecom S.C.A. 11.375% 8/15/19 (f)	3,685	4,256
SBA Communications Corp. 5.625% 10/1/19 (f)	3,740	3,936
Sprint Capital Corp. 6.9% 5/1/19	36,939	40,125
Sprint Nextel Corp.:
6% 11/15/22	28,940	30,098
8.375% 8/15/17	7,914	9,220
9% 11/15/18 (f)	3,320	4,084
Telesat Canada/Telesat LLC 6% 5/15/17 (f)	13,610	14,495
ViaSat, Inc. 6.875% 6/15/20	7,360	7,949
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)	7,159	7,553
11.75% 7/15/17 (f)	14,766	15,837
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(i)	20,787	21,559
Windstream Corp. 7% 3/15/19	3,196	3,272
		433,725
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.6%
DPL, Inc. 7.75% 10/15/20 (f)	$ 8,645	$ 8,969
Hanesbrands, Inc. 6.375% 12/15/20	26,933	29,694
		38,663
TOTAL NONCONVERTIBLE BONDS		5,367,026
TOTAL CORPORATE BONDS (Cost $4,970,460)		5,390,860
Common Stocks - 0.6%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	130,381	5,542
Building Materials - 0.2%
Nortek, Inc. (a)	143,125	10,285
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	19
Paper - 0.2%
NewPage Corp.	133,236	11,725
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(j)	54,645	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,463
Class B (a)	5,854	488
		1,951
Telecommunications - 0.1%
Broadview Networks Holdings, Inc. (e)	609,310	8,226
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	143,778	1,086
TOTAL COMMON STOCKS (Cost $77,204)		38,834
Preferred Stocks - 2.3%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.3%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	25,358	$ 31,563
Huntington Bancshares, Inc. 8.50%	22,162	29,697
Wells Fargo & Co. 7.50%	1,813	2,393
		63,653
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	10,400	12,794
Electric Utilities - 0.0%
PPL Corp. 8.75%	49,100	2,827
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	10,600	10,719
TOTAL CONVERTIBLE PREFERRED STOCKS		89,993
Nonconvertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (f)	30,659	30,352
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	223,587	6,314
GMAC Capital Trust I Series 2, 8.125%	995,482	27,266
		33,580
TOTAL NONCONVERTIBLE PREFERRED STOCKS		63,932
TOTAL PREFERRED STOCKS (Cost $120,473)		153,925
Floating Rate Loans - 9.8%
	Principal Amount (000s)
Air Transportation - 0.5%
US Airways Group, Inc. term loan 2.6992% 3/23/14 (i)	$ 33,802	33,760
Automotive - 0.4%
Affinia Group, Inc.:
Tranche B 1LN, term loan 3.5% 4/11/16 (i)	345	347
Tranche B 2LN, term loan 4.75% 4/11/20 (i)	780	790
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (i)	6,151	6,228
Federal-Mogul Corp.:
Tranche B, term loan 2.1375% 12/27/14 (i)	12,042	11,440
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Federal-Mogul Corp.: - continued
Tranche C, term loan 2.1375% 12/27/15 (i)	$ 6,144	$ 5,837
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (i)	1,740	1,770
		26,412
Broadcasting - 0.1%
Univision Communications, Inc. term loan 4.4482% 3/31/17 (i)	7,826	7,856
Cable TV - 1.3%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (i)	26,070	26,233
Charter Communications Operating LLC Tranche F, term loan 3% 1/31/21 (i)	5,165	5,165
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (i)	8,920	9,065
WideOpenWest Finance LLC:
Tranche B 1LN, term loan 5.5% 7/17/17 (i)	7,390	7,436
Tranche B, term loan 6% 4/1/19 (i)	35,845	36,293
		84,192
Capital Goods - 0.1%
SRAM LLC. Tranche B, term loan 4% 4/4/20 (i)	5,215	5,254
Chemicals - 0.4%
Ai Chem & Cy US Acquico, Inc. Tranche B 1LN, term loan 4.5% 9/7/19 (i)	1,110	1,125
Arizona Chemical Tranche B, term loan 5.25% 12/22/17 (i)	4,275	4,345
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (i)	7,598	7,693
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 4/29/20 (i)	4,550	4,573
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (i)	5,737	5,802
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (i)	3,535	3,579
		27,117
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/17	10,000	10,700
Star West Generation LLC Tranche B, term loan 5% 3/13/20 (i)	6,090	6,204
		16,904
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.5%
Dynegy, Inc.:
Tranche B 1LN, term loan 4% 4/16/20 (i)	$ 879	$ 882
Tranche B 2LN, term loan 4% 4/16/20 (i)	1,406	1,411
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.4482% 12/15/14 (i)	21,223	21,223
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7313% 10/10/17 (i)	6,357	4,665
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/21/20 (i)	5,601	5,643
		33,824
Energy - 0.5%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (i)	20,000	20,700
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (i)	12,044	12,210
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	2,630	2,676
		35,586
Entertainment/Film - 0.1%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/23/20 (i)	4,840	4,870
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (i)	2,564	2,592
Food & Drug Retail - 0.1%
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (i)	4,290	4,344
Tranche 2LN, term loan 5.75% 8/21/20 (i)	660	685
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (i)	2,360	2,372
		7,401
Food/Beverage/Tobacco - 0.5%
Constellation Brands, Inc. Tranche B, term loan 2.75% 4/29/20 (i)	1,420	1,420
H.J. Heinz Co. Tranche 2LN, term loan 2/28/14	29,900	29,900
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (i)	2,501	2,513
		33,833
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (i)	$ 3,239	$ 3,259
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (i)	3,506	3,559
		6,818
Healthcare - 0.6%
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (i)	3,379	3,408
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (i)	1,314	1,330
Genesis HealthCare Corp. Tranche B, term loan 10.0024% 12/4/17 (i)	5,754	5,726
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (i)	5,465	5,520
HCA, Inc.:
Tranche B 2LN, term loan 3.5336% 3/31/17 (i)	3,376	3,376
Tranche B 4LN, term loan 2.9482% 5/1/18 (i)	8,105	8,136
Tranche B 5LN, term loan 3.0336% 3/31/17 (i)	9,145	9,175
IASIS Healthcare LLC Tranche B 2LN, term loan 4.5% 5/3/18 (i)	3,948	4,002
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 8/26/17 (i)	761	768
Vanguard Health Holding Co. II LLC Tranche B, term loan 3.75% 1/29/16 (i)	1,495	1,516
		42,957
Homebuilders/Real Estate - 0.4%
Capital Automotive LP Tranche B, term loan 4.25% 4/10/19 (i)	2,222	2,238
Realogy Corp. Credit-Linked Deposit 4.4537% 10/10/16 (i)	1,268	1,264
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (i)	20,995	21,205
		24,707
Metals/Mining - 0.7%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	45,372	45,939
Publishing/Printing - 0.1%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (i)	7,830	7,938
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - 0.1%
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (i)	$ 1,480	$ 1,489
ServiceMaster Co. term loan 4.25% 1/31/17 (i)	5,920	5,979
		7,468
Super Retail - 0.9%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	6,534	6,624
J. Crew Group, Inc. Tranche B 1LN, term loan 4% 3/7/18 (i)	5,969	6,029
Neiman Marcus Group, Inc. Tranche B, term loan 4% 5/16/18 (i)	36,970	37,293
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (i)	12,997	13,160
		63,106
Technology - 1.7%
Avaya, Inc. Tranche B 3LN, term loan 4.7881% 10/26/17 (i)	28,020	26,058
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.5% 4/25/20 (i)	28,325	28,396
First Data Corp. term loan 4.1992% 3/24/18 (i)	36,750	36,658
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (i)	6,950	7,063
NXP BV Tranche C, term loan 4.75% 1/11/20 (i)	4,559	4,673
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9503% 2/28/17 (i)	3,452	3,478
Tranche E, term loan 4% 3/8/20 (i)	5,605	5,675
		112,001
Telecommunications - 0.4%
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (i)	4,050	4,065
Intelsat Jackson Holdings SA:
term loan 3.2002% 2/1/14 (i)	10,560	10,534
Tranche B, term loan 4.5% 4/2/18 (i)	9,146	9,260
		23,859
TOTAL FLOATING RATE LOANS (Cost $639,425)		654,394
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Banks & Thrifts - 0.1%
Bank of America Corp.:
8% (g)(i)	$ 680	$ 785
8.125% (g)(i)	4,768	5,590
TOTAL PREFERRED SECURITIES (Cost $5,470)		6,375
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $429,380)	429,380,388	429,380
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 4/30/13 due 5/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $4,152)	$ 4,152	4,152
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,246,564)		6,677,920
NET OTHER ASSETS (LIABILITIES) - 0.0%		575
NET ASSETS - 100%		$ 6,678,495
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,366,027,000 or 35.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,086,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,152,000 due 5/01/13 at 0.14%
BNP Paribas Securities Corp.	$ 2,170
Barclays Capital, Inc.	1,154
Merrill Lynch, Pierce, Fenner & Smith, Inc.	828
$ 4,152
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 921
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ -	$ -	$ -	$ -	$ 8,226
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,880	$ -	$ 12,794	$ 1,086
Energy	10,719	-	10,719	-
Financials	133,127	102,775	30,352	-
Industrials	12,236	10,285	-	1,951
Materials	11,744	19	-	11,725
Telecommunication Services	8,226	-	-	8,226
Utilities	2,827	-	2,827	-
Corporate Bonds	5,390,860	-	5,390,860	-
Floating Rate Loans	654,394	-	643,694	10,700
Preferred Securities	6,375	-	6,375	-
Money Market Funds	429,380	429,380	-	-
Cash Equivalents	4,152	-	4,152	-
Total Investments in Securities:	$ 6,677,920	$ 542,459	$ 6,101,773	$ 33,688
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.1%
Luxembourg	4.2%
Cayman Islands	1.5%
Netherlands	1.4%
Canada	1.3%
Australia	1.3%
Marshall Islands	1.2%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2013

Assets
Investment in securities, at value (including repurchase agreements of $4,152) - See accompanying schedule: Unaffiliated issuers (cost $5,805,838)	$ 6,240,314
Fidelity Central Funds (cost $429,380)	429,380
Other affiliated issuers (cost $11,346)	8,226
Total Investments (cost $6,246,564)		$ 6,677,920
Cash		26,941
Receivable for investments sold		34,644
Receivable for fund shares sold		24,061
Dividends receivable		743
Interest receivable		93,335
Distributions receivable from Fidelity Central Funds		47
Prepaid expenses		6
Receivable from investment adviser for expense reductions		4
Total assets		6,857,701

Liabilities
Payable for investments purchased Regular delivery	$ 130,684
Delayed delivery	34,890
Payable for fund shares redeemed	4,609
Distributions payable	5,022
Accrued management fee	3,081
Other affiliated payables	800
Other payables and accrued expenses	120
Total liabilities		179,206

Net Assets		$ 6,678,495
Net Assets consist of:
Paid in capital		$ 6,280,566
Undistributed net investment income		47,730
Accumulated undistributed net realized gain (loss) on investments		(81,157)
Net unrealized appreciation (depreciation) on investments		431,356
Net Assets, for 696,320 shares outstanding		$ 6,678,495
Net Asset Value, offering price and redemption price per share ($6,678,495 ÷ 696,320 shares)		$ 9.59

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2013

Investment Income
Dividends		$ 11,082
Interest		405,361
Income from Fidelity Central Funds		921
Total income		417,364

Expenses
Management fee	$ 35,290
Transfer agent fees	8,177
Accounting fees and expenses	1,223
Custodian fees and expenses	80
Independent trustees' compensation	42
Registration fees	169
Audit	174
Legal	41
Miscellaneous	55
Total expenses before reductions	45,251
Expense reductions	(12)	45,239
Net investment income (loss)		372,125
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		71,144
Change in net unrealized appreciation (depreciation) on investment securities		292,098
Net gain (loss)		363,242
Net increase (decrease) in net assets resulting from operations		$ 735,367

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2013	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 372,125	$ 329,801
Net realized gain (loss)	71,144	52,095
Change in net unrealized appreciation (depreciation)	292,098	(124,822)
Net increase (decrease) in net assets resulting from operations	735,367	257,074
Distributions to shareholders from net investment income	(340,154)	(327,513)
Distributions to shareholders from net realized gain	(32,493)	-
Total distributions	(372,647)	(327,513)
Share transactions
Proceeds from sales of shares	2,180,078	2,434,109
Reinvestment of distributions	304,424	267,080
Cost of shares redeemed	(1,886,644)	(1,699,401)
Net increase (decrease) in net assets resulting from share transactions	597,858	1,001,788
Redemption fees	679	1,316
Total increase (decrease) in net assets	961,257	932,665

Net Assets
Beginning of period	5,717,238	4,784,573
End of period (including undistributed net investment income of $47,730 and undistributed net investment income of $51,501, respectively)	$ 6,678,495	$ 5,717,238
Other Information
Shares
Sold	235,444	275,839
Issued in reinvestment of distributions	32,821	30,266
Redeemed	(203,560)	(192,887)
Net increase (decrease)	64,705	113,218

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 9.23	$ 8.82	$ 6.83	$ 8.59
Income from Investment Operations
Net investment income (loss) B	.551	.600	.661	.651	.640
Net realized and unrealized gain (loss)	.538	(.185)	.381	1.934	(1.799)
Total from investment operations	1.089	.415	1.042	2.585	(1.159)
Distributions from net investment income	(.504)	(.597)	(.633)	(.586)	(.604)
Distributions from net realized gain	(.046)	-	-	(.010)	-
Total distributions	(.550)	(.597)	(.633)	(.596)	(.604)
Redemption fees added to paid in capital B	.001	.002	.001	.001	.003
Net asset value, end of period	$ 9.59	$ 9.05	$ 9.23	$ 8.82	$ 6.83
Total Return A	12.44%	4.90%	12.36%	38.94%	(13.26)%
Ratios to Average Net Assets C, E
Expenses before reductions	.72%	.76%	.75%	.75%	.77%
Expenses net of fee waivers, if any	.72%	.76%	.75%	.75%	.77%
Expenses net of all reductions	.72%	.76%	.75%	.75%	.77%
Net investment income (loss)	5.96%	6.79%	7.44%	8.09%	9.04%
Supplemental Data
Net assets, end of period (in millions)	$ 6,678	$ 5,717	$ 4,785	$ 7,158	$ 5,198
Portfolio turnover rate D	44%	35%	55%	65%	27%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted

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3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of April 30, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to equity-debt classifications, market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 519,001
Gross unrealized depreciation	(62,009)
Net unrealized appreciation (depreciation) on securities and other investments	$ 456,992

Tax Cost	$ 6,220,928

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 21,912
Capital loss carryforward	$ (80,661)
Net unrealized appreciation (depreciation)	$ 456,992

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (80,661)

The tax character of distributions paid was as follows:

	April 30, 2013	April 30, 2012
Ordinary Income	$ 372,647	$ 327,513

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,109,731 and $2,480,330, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were forty-two dollars for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $4.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2013 by correspondence with the custodian, brokers and agent banks provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 14, 2013

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 234 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

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Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (1957)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (1942)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (1947)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (1964)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (1968)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments. Previously, Mr. Hanlon served as Compliance Officer of Fidelity Management & Research (Japan) Inc. (2009-2013).

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (1971)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2013-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stacie Smith (1974)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Equity and High Income Funds. Ms. Smith is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as President and Treasurer (2013-present) and Assistant Treasurer (2012-present) of other Fidelity funds, Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $112,594,914 of distributions paid during the period January 1, 2013 to April 30, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SPH-UANN-0613
1.784717.110

Item 2. Code of Ethics

As of the end of the period, April 30, 2013, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Series High Income Fund (the "Fund"):

Services Billed by Deloitte Entities

April 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series High Income Fund	$53,000	$-	$5,800	$1,900

April 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series High Income Fund	$50,000	$-	$5,700	$1,500

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Capital & Income Fund, Fidelity Focused High Income Fund, Fidelity Global High Income Fund and Fidelity High Income Fund (the "Funds"):

Services Billed by PwC

April 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital & Income Fund	$200,000	$-	$3,300	$5,400
Fidelity Focused High Income Fund	$74,000	$-	$3,300	$1,900
Fidelity Global High Income Fund	$67,000	$-	$3,300	$1,600
Fidelity High Income Fund	$165,000	$-	$3,300	$4,000

April 30, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital & Income Fund	$188,000	$-	$3,300	$5,700
Fidelity Focused High Income Fund	$72,000	$-	$3,300	$1,900
Fidelity Global High Income Fund	$51,000	$-	$3,300	$1,400
Fidelity High Income Fund	$152,000	$-	$3,300	$3,500

A Amounts may reflect rounding.

B Fidelity Global High Income Fund commenced operations on May 11, 2011.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	April 30, 2013A	April 30, 2012 FeesA
Audit-Related Fees	$910,000	$410,000
Tax Fees	$-	$-
All Other Fees	$1,270,000	$610,000

A Amounts may reflect rounding.

Services Billed by PwC

	April 30, 2013A	April 30, 2012A,B
Audit-Related Fees	$4,755,000	$3,795,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Global High Income Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2013 A	April 30, 2012 A,B
Deloitte Entities	$2,280,000	$1,130,000
PwC	$5,360,000	$5,070,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Global High Income Fund's commencements of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 26, 2013